John Hancock
International Small Company Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 98.0%		$700,164,780
(Cost $640,950,588)
Australia 6.6%		47,213,742
A2B Australia, Ltd. (A)	32,294	24,753
Accent Group, Ltd.	117,141	112,129
Adairs, Ltd.	55,972	93,053
Adbri, Ltd.	104,972	211,996
Ainsworth Game Technology, Ltd. (A)	47,462	36,547
Alcidion Group, Ltd. (A)	86,733	8,660
Alkane Resources, Ltd. (A)(B)	124,706	98,835
Alliance Aviation Services, Ltd. (A)(B)	39,423	115,009
AMA Group, Ltd. (A)(B)	296,751	44,670
AMP, Ltd. (A)	445,147	348,382
Andromeda Metals, Ltd. (A)	47,108	3,370
Ansell, Ltd.	14,845	291,854
Appen, Ltd.	19,604	90,436
Arafura Resources, Ltd. (A)(B)	412,369	140,926
ARB Corp., Ltd.	22,437	513,176
Archer Materials, Ltd. (A)(B)	14,055	8,251
Ardent Leisure Group, Ltd. (A)	162,006	156,668
Argosy Minerals, Ltd. (A)	134,969	49,447
Atomos, Ltd. (A)	48,670	9,733
AUB Group, Ltd.	30,451	408,129
Audinate Group, Ltd. (A)	6,701	31,814
Aurelia Metals, Ltd. (A)	467,164	113,486
Aussie Broadband, Ltd. (A)	54,478	162,825
Austal, Ltd.	124,942	177,155
Austin Engineering, Ltd.	64,891	11,631
Australian Agricultural Company, Ltd. (A)	127,055	187,321
Australian Ethical Investment, Ltd.	7,350	29,258
Australian Finance Group, Ltd.	55,559	75,239
Australian Strategic Materials, Ltd. (A)	28,517	112,042
Australian Vintage, Ltd.	76,170	37,099
Auswide Bank, Ltd.	5,223	25,273
AVJennings, Ltd.	46,118	16,692
AVZ Minerals, Ltd. (A)(B)(C)	322,880	180,737
Baby Bunting Group, Ltd.	41,046	127,560
Bannerman Energy, Ltd. (A)(B)	115,815	18,872
Bapcor, Ltd.	105,291	464,908
Base Resources, Ltd.	100,127	20,845
Beach Energy, Ltd.	557,069	681,549
Beacon Lighting Group, Ltd.	18,185	26,212
Bega Cheese, Ltd.	97,201	337,792
Bell Financial Group, Ltd.	26,345	22,863
Bellevue Gold, Ltd. (A)	266,010	167,261
Betmakers Technology Group, Ltd. (A)	22,863	8,031
Bigtincan Holdings, Ltd. (A)	92,450	34,956
Blackmores, Ltd.	4,595	239,115
Boral, Ltd.	87,279	187,326
Boss Energy, Ltd. (A)	27,383	47,436
Bravura Solutions, Ltd.	83,107	94,457
Breville Group, Ltd.	30,767	467,125
Brickworks, Ltd.	21,957	326,987
BWX, Ltd.	53,782	53,251
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Calidus Resources, Ltd. (A)	44,773	$27,220
Calima Energy, Ltd. (Australian Stock Exchange) (A)	114,568	16,159
Calix, Ltd. (A)	17,130	100,158
Capitol Health, Ltd.	292,400	71,300
Capral, Ltd.	7,205	43,435
Capricorn Metals, Ltd. (A)	92,082	247,216
Carbon Revolution, Ltd. (A)	24,431	8,741
Carnarvon Energy, Ltd. (A)	345,028	54,264
Cash Converters International, Ltd.	122,755	21,959
Catapult Group International, Ltd. (A)	16,337	10,039
Cedar Woods Properties, Ltd.	24,029	73,022
Chalice Mining, Ltd. (A)	4,499	20,385
Chalice Mining, Ltd. (Australian Stock Exchange) (A)	95,829	434,195
Challenger Exploration, Ltd. (A)	49,405	9,144
Challenger, Ltd.	84,496	436,994
Champion Iron, Ltd. (B)	92,037	498,299
City Chic Collective, Ltd. (A)	61,368	104,490
Civmec, Ltd.	40,300	18,985
Clean Seas Seafood, Ltd. (A)	23,080	9,200
ClearView Wealth, Ltd.	34,533	18,947
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	155,027
Clover Corp., Ltd.	51,463	50,790
Cobalt Blue Holdings, Ltd. (A)	8,655	5,729
Codan, Ltd.	30,933	176,370
COG Financial Services, Ltd.	18,716	22,786
Cogstate, Ltd. (A)	6,452	7,907
Collection House, Ltd. (A)	61,068	3,766
Collins Foods, Ltd.	35,727	236,173
Cooper Energy, Ltd. (A)	633,254	122,797
Corporate Travel Management, Ltd. (A)	37,314	592,719
Costa Group Holdings, Ltd.	135,153	306,916
Credit Corp. Group, Ltd.	19,674	326,649
CSR, Ltd.	179,194	598,973
Danakali, Ltd. (A)	17,023	3,663
Data#3, Ltd.	54,357	189,159
De Grey Mining, Ltd. (A)	351,650	282,753
Deep Yellow, Ltd. (A)(B)	54,202	29,005
Deterra Royalties, Ltd.	138,904	445,221
Develop Global, Ltd. (A)(B)	12,238	20,074
DGO Gold, Ltd. (A)	3,460	7,177
Dicker Data, Ltd. (B)	16,373	146,321
Domain Holdings Australia, Ltd.	94,999	216,462
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	15,844
Downer EDI, Ltd.	128,072	524,325
Eagers Automotive, Ltd.	41,786	324,947
Earlypay, Ltd.	41,013	15,725
Eclipx Group, Ltd. (A)	101,873	172,313
Ecofibre, Ltd. (A)	15,680	4,001
Ecograf, Ltd. (A)(B)	64,276	19,498
Elanor Investor Group	27,964	40,056
Elders, Ltd.	53,058	508,056
Elixir Energy, Ltd. (A)(B)	103,567	11,131
Elmo Software, Ltd. (A)	3,302	7,336
Emeco Holdings, Ltd.	116,009	68,653
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Emerald Resources NL (A)	49,314	$43,703
EML Payments, Ltd. (A)(B)	79,307	84,758
Energy World Corp., Ltd. (A)	328,859	17,456
Enero Group, Ltd.	10,415	22,572
EQT Holdings, Ltd.	6,987	142,421
Estia Health, Ltd.	67,959	108,580
Eureka Group Holdings, Ltd.	14,912	6,742
European Lithium, Ltd. (A)	238,993	13,264
Euroz Hartleys Group, Ltd.	52,302	66,073
EVENT Hospitality and Entertainment, Ltd. (A)	30,677	321,647
Fiducian Group, Ltd.	1,107	5,877
Finbar Group, Ltd.	71,892	37,924
Fleetwood, Ltd.	32,879	42,545
Flight Centre Travel Group, Ltd. (A)	26,719	392,409
Frontier Digital Ventures, Ltd. (A)	54,064	35,120
G8 Education, Ltd.	337,681	278,074
Galan Lithium, Ltd. (A)	57,994	63,277
Generation Development Group, Ltd.	17,607	17,727
Genetic Signatures, Ltd. (A)	5,286	4,690
Genworth Mortgage Insurance Australia, Ltd.	120,934	258,761
Gold Road Resources, Ltd.	261,422	253,180
GR Engineering Services, Ltd.	6,821	9,301
GrainCorp, Ltd., Class A	78,998	556,408
Grange Resources, Ltd.	312,240	366,559
Greenland Minerals, Ltd. (A)(B)	176,827	7,455
GUD Holdings, Ltd.	54,955	448,972
GWA Group, Ltd.	80,832	122,276
Hansen Technologies, Ltd.	55,737	204,372
Healius, Ltd.	139,302	428,430
Helloworld Travel, Ltd. (A)(B)	23,085	37,651
Highfield Resources, Ltd. (A)	43,867	32,973
Horizon Oil, Ltd. (A)	11,332	1,214
HT&E, Ltd. (B)	83,708	90,908
HUB24, Ltd.	22,459	388,749
Humm Group, Ltd.	125,856	70,289
Iluka Resources, Ltd.	105,430	824,206
Imdex, Ltd.	140,000	249,073
Immutep, Ltd., ADR (A)	11,923	35,411
Imugene, Ltd. (A)	854,895	118,642
Infomedia, Ltd.	133,827	163,621
Inghams Group, Ltd.	113,255	231,481
Insignia Financial, Ltd.	176,655	419,825
Integral Diagnostics, Ltd.	60,871	154,011
Integrated Research, Ltd. (A)	23,574	9,615
InvoCare, Ltd.	43,277	342,704
Ioneer, Ltd. (A)	466,451	192,694
IPH, Ltd.	65,028	366,272
IRESS, Ltd.	60,867	454,173
IVE Group, Ltd.	30,620	38,075
Janison Education Group, Ltd. (A)	20,431	9,663
Johns Lyng Group, Ltd.	59,744	255,507
Jumbo Interactive, Ltd.	11,374	128,642
Jupiter Mines, Ltd.	455,380	72,043
Karoon Energy, Ltd. (A)	182,511	263,011
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Kelsian Group, Ltd.	19,690	$105,873
Kogan.com, Ltd. (A)(B)	15,803	40,470
Lake Resources NL (A)(B)	76,736	84,515
Lark Distilling Company, Ltd. (A)	3,102	6,516
Legend Mining, Ltd. (A)	191,273	9,734
Lifestyle Communities, Ltd.	25,616	252,986
Link Administration Holdings, Ltd.	165,552	521,748
Lovisa Holdings, Ltd.	15,833	170,322
Lucapa Diamond Company, Ltd. (A)	220,306	7,738
Lycopodium, Ltd.	4,375	18,160
MA Financial Group, Ltd.	16,640	73,605
MACA, Ltd.	108,350	58,974
Macmahon Holdings, Ltd.	496,385	62,213
Macquarie Telecom Group, Ltd. (A)	1,469	65,920
Mader Group, Ltd.	4,772	9,414
MaxiPARTS, Ltd.	6,464	8,995
Mayne Pharma Group, Ltd. (A)	476,093	103,944
McMillan Shakespeare, Ltd.	24,992	211,000
McPherson’s, Ltd. (B)	23,787	13,729
Megaport, Ltd. (A)	45,780	239,375
Mesoblast, Ltd. (A)	77,690	54,621
Metals X, Ltd. (A)	254,895	93,843
Metcash, Ltd.	290,775	896,900
Michael Hill International, Ltd.	43,259	31,303
Mincor Resources NL (A)	108,301	189,595
MMA Offshore, Ltd. (A)	92,633	39,962
Monadelphous Group, Ltd.	35,849	288,413
Monash IVF Group, Ltd.	129,690	101,594
Money3 Corp., Ltd.	59,467	98,420
MoneyMe, Ltd. (A)	9,123	7,918
Mount Gibson Iron, Ltd.	210,281	103,099
Myer Holdings, Ltd.	246,703	79,576
MyState, Ltd.	35,878	119,600
Nanosonics, Ltd. (A)	62,031	169,310
National Tyre & Wheel, Ltd.	13,538	10,134
Navigator Global Investments, Ltd.	61,978	67,200
Nearmap, Ltd. (A)(B)	135,615	119,602
Neometals, Ltd. (A)	33,926	33,181
Netwealth Group, Ltd.	29,355	272,563
New Century Resources, Ltd. (A)	7,464	11,661
New Energy Solar, Ltd.	12,111	6,950
New Hope Corp., Ltd. (B)	155,032	411,934
Newcrest Mining, Ltd. (Toronto Stock Exchange)	17,931	313,582
nib holdings, Ltd.	148,149	782,726
Nick Scali, Ltd.	24,884	162,472
Nickel Mines, Ltd.	305,224	279,637
Novonix, Ltd. (A)	75,453	219,529
NRW Holdings, Ltd.	180,255	259,544
Nufarm, Ltd.	118,255	447,565
Objective Corp., Ltd.	4,348	49,069
OceanaGold Corp. (A)	233,573	542,914
OFX Group, Ltd. (A)	100,657	175,403
Omni Bridgeway, Ltd. (A)	106,335	256,994
oOh!media, Ltd.	173,728	171,087
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Opthea, Ltd. (A)	26,041	$25,499
OreCorp, Ltd. (A)	20,841	8,198
Orora, Ltd.	323,910	907,459
Pacific Current Group, Ltd.	18,892	100,011
Pacific Smiles Group, Ltd. (A)	11,867	13,219
Pact Group Holdings, Ltd.	69,789	109,709
Paladin Energy, Ltd. (A)	827,633	467,051
Panoramic Resources, Ltd. (A)	476,965	100,329
Pantoro, Ltd. (A)	332,587	69,255
Peet, Ltd.	145,479	108,610
Pendal Group, Ltd.	104,321	388,317
Peninsula Energy, Ltd. (A)	79,144	9,791
PeopleIN, Ltd.	15,784	36,479
Perenti Global, Ltd.	226,123	107,803
Perpetual, Ltd.	16,737	390,356
Perseus Mining, Ltd.	376,160	517,923
Pinnacle Investment Management Group, Ltd.	19,866	117,142
Platinum Asset Management, Ltd.	92,139	120,941
Poseidon Nickel, Ltd. (A)	331,150	15,833
Praemium, Ltd. (A)	110,359	49,662
Predictive Discovery, Ltd. (A)	73,637	10,202
Premier Investments, Ltd.	22,390	358,119
Probiotec, Ltd.	4,196	7,041
Prophecy International Holdings, Ltd. (A)	9,576	6,084
PSC Insurance Group, Ltd.	27,514	90,181
PWR Holdings, Ltd.	26,246	146,081
QANTM Intellectual Property, Ltd.	11,929	8,288
Ramelius Resources, Ltd.	259,066	242,729
ReadyTech Holdings, Ltd. (A)	11,234	24,360
Reckon, Ltd.	25,906	22,703
Red 5, Ltd. (A)	775,930	212,547
Redbubble, Ltd. (A)(B)	56,271	39,636
Regis Healthcare, Ltd.	40,833	66,098
Regis Resources, Ltd.	241,409	346,317
Resolute Mining, Ltd. (A)	387,451	75,905
Retail Food Group, Ltd. (A)	288,997	10,977
Ridley Corp., Ltd.	94,684	118,840
RPMGlobal Holdings, Ltd. (A)	61,685	76,014
Rumble Resources, Ltd. (A)(B)	56,438	14,363
Sandfire Resources, Ltd.	152,960	601,776
Select Harvests, Ltd.	44,909	189,570
Servcorp, Ltd.	13,949	34,973
Service Stream, Ltd. (A)	212,032	142,820
Seven West Media, Ltd. (A)	335,380	119,583
SG Fleet Group, Ltd.	39,363	67,437
Shaver Shop Group, Ltd.	21,893	16,164
Shine Justice, Ltd.	4,532	3,431
Sigma Healthcare, Ltd.	333,871	119,764
Silver Lake Resources, Ltd. (A)	265,314	298,359
Silver Mines, Ltd. (A)(B)	92,637	12,546
SmartGroup Corp., Ltd.	45,241	272,030
SolGold PLC (A)	193,333	77,455
Solstice Minerals, Ltd. (A)	2,095	316
Southern Cross Electrical Engineering, Ltd.	17,582	7,690
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Southern Cross Media Group, Ltd.	84,254	$85,983
SpeedCast International, Ltd. (A)(B)(C)	103,025	0
SRG Global, Ltd.	83,829	37,558
St. Barbara, Ltd.	276,838	249,729
Strike Energy, Ltd. (A)	355,532	76,024
Sunland Group, Ltd.	30,172	59,052
Sunrise Energy Metals, Ltd. (A)	5,222	11,774
Sunstone Metals, Ltd. (A)	119,026	4,846
Super Retail Group, Ltd.	46,284	313,154
Superloop, Ltd. (A)	117,047	70,192
Symbio Holdings, Ltd.	15,935	50,947
Syrah Resources, Ltd. (A)	250,681	329,087
Tassal Group, Ltd.	80,534	212,536
Technology One, Ltd.	84,084	631,870
Temple & Webster Group, Ltd. (A)	19,692	61,988
Ten Sixty Four, Ltd.	77,809	42,052
The Reject Shop, Ltd. (A)	7,826	20,687
The Star Entertainment Group, Ltd. (A)	250,001	536,107
Tyro Payments, Ltd. (A)(B)	73,517	55,559
United Malt Grp, Ltd.	90,886	249,446
Uniti Group, Ltd. (A)	27,499	97,323
Virtus Health, Ltd.	32,695	190,210
Vita Group, Ltd.	51,061	9,742
Viva Energy Group, Ltd. (D)	222,852	453,456
Warrego Energy, Ltd. (A)	80,366	7,502
Webjet, Ltd. (A)(B)	115,598	494,972
West African Resources, Ltd. (A)	284,025	263,052
Western Areas, Ltd. (A)	127,111	351,073
Westgold Resources, Ltd.	150,966	154,150
Whitehaven Coal, Ltd.	304,589	1,147,743
Widgie Nickel, Ltd. (A)	8,042	2,094
Wiluna Mining Corp., Ltd. (A)(C)	10,005	4,057
Zip Company, Ltd. (A)(B)	85,789	56,017
Austria 1.5%		10,961,971
Addiko Bank AG	1,199	13,404
Agrana Beteiligungs AG	5,107	90,550
ams AG (A)	80,594	990,220
ANDRITZ AG	21,915	1,015,627
AT&S Austria Technologie & Systemtechnik AG	9,986	597,172
BAWAG Group AG (A)(D)	21,594	1,104,908
DO & Company AG (A)	2,399	224,061
EVN AG	11,283	282,158
Fabasoft AG	388	9,172
FACC AG (A)	6,411	52,685
Flughafen Wien AG (A)	2,437	68,912
Kapsch TrafficCom AG (A)	2,742	38,237
Lenzing AG	4,569	432,942
Mayr Melnhof Karton AG	2,785	476,735
Oesterreichische Post AG (B)	11,318	346,557
Palfinger AG	4,501	123,248
POLYTEC Holding AG (B)	4,411	29,405
Porr AG (A)	4,862	65,270
Raiffeisen Bank International AG	9,718	129,249
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
RHI Magnesita NV	5,454	$165,213
RHI Magnesita NV (London Stock Exchange)	4,273	129,900
Rosenbauer International AG	1,314	52,358
S IMMO AG	19,209	476,376
S&T AG (B)	16,517	284,102
Schoeller-Bleckmann Oilfield Equipment AG	4,222	275,138
Semperit AG Holding	3,480	73,591
Strabag SE, Bearer Shares	6,041	266,757
Telekom Austria AG (A)	56,527	396,488
UBM Development AG	1,455	61,840
UNIQA Insurance Group AG	38,465	316,673
Vienna Insurance Group AG	12,280	295,538
voestalpine AG	32,182	944,867
Wienerberger AG	37,835	1,045,817
Zumtobel Group AG	12,062	86,801
Belgium 1.6%		11,506,832
Ackermans & van Haaren NV	8,068	1,361,562
AGFA-Gevaert NV (A)	41,215	172,524
Atenor	1,423	83,999
Banque Nationale de Belgique	39	70,377
Barco NV	21,422	502,128
Bekaert SA	10,793	435,933
Biocartis Group NV (A)(B)(D)	13,216	28,671
bpost SA (B)	30,413	190,152
Celyad Oncology SA (A)	1,226	2,564
Cie d’Entreprises CFE (A)	2,690	299,705
Deceuninck NV	22,742	62,240
D’ieteren Group	962	150,305
Econocom Group SA/NV	37,385	146,309
Elia Group SA/NV (B)	8,185	1,346,548
Etablissements Franz Colruyt NV	4,718	153,140
Euronav NV	64,024	819,140
EVS Broadcast Equipment SA	4,231	94,197
Exmar NV	13,915	84,470
Fagron	19,779	348,550
Galapagos NV (A)	9,877	542,341
Gimv NV	7,457	436,466
Greenyard NV (A)	986	8,087
Immobel SA	1,341	92,417
Ion Beam Applications	5,822	96,036
Jensen-Group NV	1,485	51,048
Kinepolis Group NV (A)	4,120	217,054
Lotus Bakeries NV	111	544,027
MDxHealth SA (A)	8,514	6,738
Melexis NV	5,920	513,635
Ontex Group NV (A)	21,269	175,516
Orange Belgium SA	5,254	106,651
Oxurion NV (A)	11,190	4,663
Picanol	195	13,610
Proximus SADP	34,603	596,765
Recticel SA (A)	14,862	292,256
Roularta Media Group NV	668	15,316
Sipef NV	2,705	191,982
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Belgium (continued)
Telenet Group Holding NV	13,129	$349,346
TER Beke SA	180	20,717
Tessenderlo Group SA (A)	5,433	185,323
Van de Velde NV	2,367	93,383
VGP NV	1,829	354,864
Viohalco SA (A)	18,237	77,056
X-Fab Silicon Foundries SE (A)(D)	20,933	169,021
Bermuda 0.2%		1,059,432
Hafnia, Ltd.	24,939	83,829
Hiscox, Ltd.	83,840	975,603
Cambodia 0.0%		291,923
NagaCorp, Ltd.	346,000	291,923
Canada 11.8%		84,370,702
5N Plus, Inc. (A)	38,389	47,954
Acadian Timber Corp.	3,534	52,108
AcuityAds Holdings, Inc. (A)(B)	3,180	8,171
Advantage Energy, Ltd. (A)	71,006	616,394
Aecon Group, Inc.	21,101	246,736
Africa Oil Corp.	10,700	22,587
Ag Growth International, Inc.	8,025	218,192
AGF Management, Ltd., Class B	22,291	121,425
Aimia, Inc. (A)(B)	31,533	112,435
AirBoss of America Corp. (B)	4,809	73,189
Alamos Gold, Inc., Class A	133,522	996,519
Alaris Equity Partners Income	16,048	242,461
Alexco Resource Corp. (A)(B)	35,137	27,224
Algoma Central Corp. (B)	7,052	91,994
Altius Minerals Corp.	15,908	244,497
Altus Group, Ltd.	14,436	538,589
Americas Gold & Silver Corp. (A)	8,321	6,250
Amerigo Resources, Ltd.	49,100	64,051
Andlauer Healthcare Group, Inc.	5,295	201,736
Andrew Peller, Ltd., Class A	11,193	61,060
Aris Gold Corp. (A)	8,100	11,911
Aritzia, Inc. (A)	31,038	905,975
Ascot Resources, Ltd. (A)(B)	44,475	26,372
Atco, Ltd., Class I	22,076	800,764
Athabasca Oil Corp. (A)	150,957	309,111
ATS Automation Tooling Systems, Inc. (A)	26,891	789,392
Aurora Cannabis, Inc. (A)(B)	11,162	18,797
AutoCanada, Inc. (A)(B)	8,443	190,841
B2Gold Corp.	208,390	827,069
Badger Infrastructure Solutions, Ltd.	12,568	294,017
Baytex Energy Corp. (A)	36,508	201,179
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	96,293	867,882
Bird Construction, Inc. (B)	15,285	101,268
Black Diamond Group, Ltd.	17,717	59,671
BMTC Group, Inc.	4,096	49,190
Bombardier, Inc., Class A (A)(B)	20,400	22,418
Bombardier, Inc., Class B (A)	664,328	625,015
Bonterra Energy Corp. (A)	1,314	12,820
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Boralex, Inc., Class A	28,367	$865,913
Boyd Group Services, Inc.	191	21,571
Bridgemarq Real Estate Services	2,800	32,630
Brookfield Infrastructure Corp., Class A	13,051	923,687
Calian Group, Ltd. (B)	3,839	208,150
Canaccord Genuity Group, Inc.	39,036	322,510
Canacol Energy, Ltd. (B)	52,069	125,557
Canada Goose Holdings, Inc. (A)	17,492	351,264
Canadian Western Bank	30,599	733,012
Canfor Corp. (A)	24,027	508,521
Canfor Pulp Products, Inc. (A)	15,045	63,042
Capital Power Corp.	43,905	1,577,991
Capstone Copper Corp. (A)	171,933	651,112
Cardinal Energy, Ltd. (A)(B)	41,663	304,687
Cargojet, Inc.	540	63,540
Cascades, Inc.	31,215	254,439
Celestica, Inc. (A)	37,646	416,090
Celestica, Inc. (New York Stock Exchange) (A)	2,400	26,472
Centerra Gold, Inc.	85,016	663,405
CES Energy Solutions Corp. (B)	112,004	246,172
China Gold International Resources Corp., Ltd.	90,882	294,593
CI Financial Corp.	65,252	825,936
Cogeco Communications, Inc.	5,030	418,554
Cogeco, Inc.	2,092	128,925
Colliers International Group, Inc.	624	75,940
Computer Modelling Group, Ltd.	30,133	119,593
Conifex Timber, Inc. (A)	4,700	7,134
Copper Mountain Mining Corp. (A)(B)	59,268	128,859
Corby Spirit and Wine, Ltd.	5,444	79,238
Corus Entertainment, Inc., B Shares	72,507	256,241
Crescent Point Energy Corp.	175,935	1,557,870
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	183,872
Cronos Group, Inc. (A)	4,900	14,760
Cronos Group, Inc. (Nasdaq Exchange) (A)	27,306	82,191
Denison Mines Corp. (A)(B)	277,941	347,193
Dexterra Group, Inc.	16,434	77,827
DIRTT Environmental Solutions (A)(B)	18,708	20,115
Doman Building Materials Group, Ltd. (B)	27,055	155,291
Dorel Industries, Inc., Class B	8,944	51,337
DREAM Unlimited Corp., Class A	10,815	378,527
Dundee Precious Metals, Inc.	69,633	412,342
Dynacor Gold Mines, Inc.	9,900	25,046
ECN Capital Corp.	103,129	494,915
EcoSynthetix, Inc. (A)	3,185	14,353
E-L Financial Corp., Ltd.	574	378,477
Eldorado Gold Corp. (A)	61,906	496,286
Element Fleet Management Corp.	125,893	1,402,405
Endeavour Silver Corp. (A)	36,791	128,275
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	4,872
Enerflex, Ltd.	33,374	207,128
Enerplus Corp.	91,948	1,363,754
Enghouse Systems, Ltd.	14,691	392,813
Ensign Energy Services, Inc. (A)	50,538	190,988
Equinox Gold Corp. (A)	76,791	451,694
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Equitable Group, Inc. (B)	8,012	$403,751
ERO Copper Corp. (A)	17,856	221,497
Evertz Technologies, Ltd.	11,517	126,474
Exchange Income Corp. (B)	6,091	226,381
Exco Technologies, Ltd.	9,490	63,474
Extendicare, Inc. (B)	34,995	199,205
Fiera Capital Corp. (B)	26,167	205,844
Finning International, Inc.	47,384	1,259,477
Firm Capital Mortgage Investment Corp. (B)	7,600	77,331
First Majestic Silver Corp. (B)	3,855	30,724
First Majestic Silver Corp. (Toronto Stock Exchange)	74,599	594,504
First Mining Gold Corp. (A)(B)	127,000	24,349
First National Financial Corp. (B)	5,098	149,573
Fission Uranium Corp. (A)(B)	139,747	87,283
Fortuna Silver Mines, Inc. (A)(B)	102,243	337,078
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	42,409	526,403
Frontera Energy Corp. (A)	15,044	164,136
Galiano Gold, Inc. (A)(B)	31,531	12,215
Gamehost, Inc.	6,100	39,546
GDI Integrated Facility Services, Inc. (A)	4,900	176,421
Gear Energy, Ltd.	35,000	44,827
Gibson Energy, Inc.	52,959	1,121,692
goeasy, Ltd. (B)	3,130	287,697
GoGold Resources, Inc. (A)	53,900	97,159
GoldMining, Inc. (A)	22,500	26,505
GoldMoney, Inc. (A)(B)	18,000	21,773
Goodfood Market Corp. (A)(B)	2,965	4,384
Gran Tierra Energy, Inc. (A)	159,029	286,663
Guardian Capital Group, Ltd., Class A	6,700	158,912
H2O Innovation, Inc. (A)	6,200	10,000
Hanfeng Evergreen, Inc. (A)(C)	3,700	7
Hardwoods Distribution, Inc. (B)	6,250	160,839
Headwater Exploration, Inc. (A)	52,576	304,270
Heroux-Devtek, Inc. (A)	10,492	131,974
HEXO Corp. (A)(B)	10,300	2,524
High Liner Foods, Inc. (B)	6,893	65,832
HLS Therapeutics, Inc.	2,600	29,991
Home Capital Group, Inc.	18,002	433,522
Hudbay Minerals, Inc.	88,922	508,989
i-80 Gold Corp. (A)	36,858	89,460
IAMGOLD Corp. (A)	176,667	391,088
IBI Group, Inc. (A)	7,200	75,367
Imperial Metals Corp. (A)	22,308	54,674
Information Services Corp.	4,400	72,009
Innergex Renewable Energy, Inc.	46,841	631,780
InPlay Oil Corp. (A)	8,571	28,257
Interfor Corp. (A)	25,729	685,103
International Petroleum Corp. (A)	4,896	52,086
International Petroleum Corp. (Toronto Stock Exchange) (A)	23,520	250,848
Intertape Polymer Group, Inc.	24,129	751,998
Jamieson Wellness, Inc. (D)	14,663	398,440
Journey Energy, Inc. (A)	6,200	35,440
KAB Distribution, Inc. (A)(C)	18,405	0
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Karora Resources, Inc. (A)	39,895	$139,413
K-Bro Linen, Inc.	3,186	81,209
Kelt Exploration, Ltd. (A)	60,355	339,269
Keyera Corp.	20,055	534,493
Kinaxis, Inc. (A)	6,891	765,291
Knight Therapeutics, Inc. (A)	49,998	215,827
KP Tissue, Inc.	5,100	43,022
Labrador Iron Ore Royalty Corp.	22,167	561,514
Largo, Inc. (A)(B)	6,650	60,514
Lassonde Industries, Inc., Class A (B)	1,500	144,681
Laurentian Bank of Canada	15,955	487,032
Leon’s Furniture, Ltd.	9,654	132,501
LifeWorks, Inc.	23,870	336,862
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	16,116	710,080
Logistec Corp., Class B	400	13,175
Lucara Diamond Corp. (A)	124,430	60,009
Lundin Gold, Inc. (A)	23,700	185,126
MAG Silver Corp. (A)	20,675	292,263
Magellan Aerospace Corp.	8,083	47,609
Mainstreet Equity Corp. (A)	2,022	181,570
Major Drilling Group International, Inc. (A)	28,074	234,385
Mandalay Resources Corp. (A)	8,000	19,354
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	27,833	611,518
Marathon Gold Corp. (A)	15,600	20,720
Martinrea International, Inc. (B)	29,932	233,095
Maverix Metals, Inc. (B)	13,901	59,897
MDF Commerce, Inc. (A)(B)	2,300	5,255
Medical Facilities Corp.	12,830	85,104
MEG Energy Corp. (A)	113,678	1,983,534
Melcor Developments, Ltd.	4,800	58,556
Methanex Corp.	21,137	1,044,609
Morguard Corp.	1,778	169,345
MTY Food Group, Inc. (B)	7,815	328,207
Mullen Group, Ltd.	36,588	356,956
Neo Performance Materials, Inc.	3,800	39,417
New Gold, Inc. (A)	239,551	310,601
New Pacific Metals Corp. (A)(B)	20,800	67,752
NFI Group, Inc. (B)	22,816	218,266
North American Construction Group, Ltd. (B)	10,337	137,543
NuVista Energy, Ltd. (A)	69,005	706,499
Optiva, Inc. (A)	500	8,183
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	35,200	40,909
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	27,140
Osisko Gold Royalties, Ltd.	51,473	580,717
Osisko Mining, Inc. (A)	102,340	294,515
Pan American Silver Corp.	7,156	157,394
Paramount Resources, Ltd., Class A	26,905	803,630
Parex Resources, Inc.	41,004	908,030
Park Lawn Corp. (B)	12,127	332,693
Parkland Corp.	52,112	1,551,597
Pason Systems, Inc.	27,155	343,718
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Peyto Exploration & Development Corp. (B)	68,868	$842,848
PHX Energy Services Corp.	11,019	55,929
Pine Cliff Energy, Ltd. (A)	23,500	35,672
Pizza Pizza Royalty Corp. (B)	10,376	107,054
Points.com, Inc. (A)(B)	1,613	39,793
Points.com, Inc. (Toronto Stock Exchange) (A)	4,210	103,715
Polaris Infrastructure, Inc.	7,043	111,421
Pollard Banknote, Ltd. (B)	3,690	61,147
PolyMet Mining Corp. (A)	2,025	5,587
PrairieSky Royalty, Ltd.	61,894	926,807
Precision Drilling Corp. (A)	6,554	509,822
Premium Brands Holdings Corp.	13,207	1,064,725
Quarterhill, Inc. (B)	40,708	66,943
Questerre Energy Corp., Class A (A)(B)	41,900	5,963
Real Matters, Inc. (A)	24,912	110,886
Recipe Unlimited Corp. (A)	5,964	67,191
RF Capital Group, Inc. (A)	1,826	20,817
Richelieu Hardware, Ltd.	18,554	548,618
Rogers Sugar, Inc.	36,711	183,722
Roots Corp. (A)(B)	3,881	10,402
Russel Metals, Inc.	25,886	649,171
Sabina Gold & Silver Corp. (A)(B)	65,468	56,418
Sandstorm Gold, Ltd.	68,630	453,609
Sandstorm Gold, Ltd. (New York Stock Exchange)	2,700	17,820
Savaria Corp. (B)	16,877	192,674
Seabridge Gold, Inc. (A)	25,151	355,138
Secure Energy Services, Inc.	110,695	645,870
ShawCor, Ltd. (A)	31,578	162,777
Sienna Senior Living, Inc. (B)	26,699	286,864
Sierra Metals, Inc. (B)	8,600	7,683
Sierra Wireless, Inc. (A)	13,360	296,279
Signal Gold, Inc. (A)(B)	9,500	3,605
SilverCrest Metals, Inc. (A)	16,558	118,996
Sleep Country Canada Holdings, Inc. (D)	13,709	295,456
SNC-Lavalin Group, Inc. (B)	49,404	989,760
Spin Master Corp. (A)(D)	10,054	359,205
Sprott, Inc.	8,799	322,854
Stantec, Inc.	5,056	229,606
Stelco Holdings, Inc.	9,595	297,746
Stella-Jones, Inc.	19,006	541,848
Sundial Growers, Inc. (A)	93,597	36,718
Superior Plus Corp.	61,457	602,010
Taiga Building Products, Ltd. (A)	5,000	10,080
Tamarack Valley Energy, Ltd. (B)	99,174	413,993
Taseko Mines, Ltd. (A)(B)	98,102	154,345
Tecsys, Inc.	649	15,906
TeraGo, Inc. (A)	2,000	7,590
TerraVest Industries, Inc.	1,900	34,550
The North West Company, Inc.	20,130	577,712
Tidewater Midstream and Infrastructure, Ltd.	97,265	113,810
Timbercreek Financial Corp. (B)	29,474	210,420
Torex Gold Resources, Inc. (A)	30,780	302,239
Total Energy Services, Inc. (A)	19,706	144,424
Touchstone Exploration, Inc. (A)(B)	10,000	11,464
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
TransAlta Corp.	102,656	$1,170,336
TransAlta Renewables, Inc.	41,639	570,835
Transcontinental, Inc., Class A	26,952	343,918
TransGlobe Energy Corp.	2,724	12,857
TransGlobe Energy Corp. (Toronto Stock Exchange)	5,800	27,100
Treasury Metals, Inc. (A)(B)	4,237	1,574
Trevali Mining Corp. (A)	20,610	11,080
Trican Well Service, Ltd. (A)(B)	118,463	433,635
Tricon Residential, Inc.	70,437	873,188
Trisura Group, Ltd. (A)	11,693	321,989
Turquoise Hill Resources, Ltd. (A)	31,288	878,642
Uni-Select, Inc. (A)	15,096	344,444
Vecima Networks, Inc.	1,797	20,672
Vermilion Energy, Inc.	60,324	1,304,870
VersaBank	2,000	18,326
Victoria Gold Corp. (A)	4,906	51,044
VIQ Solutions, Inc. (A)(B)	2,100	3,304
Wajax Corp.	6,547	123,036
Wall Financial Corp. (A)	1,600	16,192
Waterloo Brewing, Ltd.	2,200	7,253
Wesdome Gold Mines, Ltd. (A)	59,561	547,649
Western Copper & Gold Corp. (A)(B)	42,400	71,066
Western Forest Products, Inc. (B)	191,240	284,248
Westshore Terminals Investment Corp.	15,644	447,731
Whitecap Resources, Inc.	204,679	1,820,484
WildBrain, Ltd. (A)(B)	22,797	45,599
Winpak, Ltd.	11,036	358,167
Yamana Gold, Inc.	291,703	1,568,234
Yellow Pages, Ltd.	4,514	50,142
Zenith Capital Corp. (A)	5,300	636
Chile 0.0%		14,715
Aclara Resources, Inc. (A)	14,806	4,975
Marimaca Copper Corp. (A)	3,200	9,740
China 0.0%		160,775
Bund Center Investment, Ltd.	55,500	20,293
Fosun Tourism Group (A)(D)	15,600	21,764
Goodbaby International Holdings, Ltd. (A)	335,000	46,207
Xingye Alloy Materials Group, Ltd. (A)	176,000	26,033
Yangzijiang Shipbuilding Holdings, Ltd.	69,000	46,478
Denmark 2.4%		16,869,648
ALK-Abello A/S (A)	43,720	872,075
Alm Brand A/S	287,180	490,411
Asetek A/S (A)	3,556	9,859
Bang & Olufsen A/S (A)(B)	41,442	99,406
Bavarian Nordic A/S (A)(B)	22,383	671,895
Better Collective A/S (A)(B)	8,719	132,800
Brodrene Hartmann A/S (A)	865	33,130
CBrain A/S	1,665	51,457
Chemometec A/S	5,053	572,336
Columbus A/S	26,124	33,672
D/S Norden A/S	8,783	365,480
Dfds A/S	12,308	481,032
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Denmark (continued)
FLSmidth & Company A/S	16,644	$489,383
Fluegger Group A/S	225	15,891
H Lundbeck A/S	21,937	539,518
H+H International A/S, Class B (A)	6,801	157,785
Harboes Bryggeri A/S, Class B (A)	1,452	16,175
INVISIO AB	1,949	31,268
ISS A/S (A)	47,231	857,227
Jeudan A/S (B)	3,010	133,709
Jyske Bank A/S (A)	19,215	1,133,053
Matas A/S	13,454	186,162
MT Hoejgaard Holding A/S (A)	339	7,347
Netcompany Group A/S (A)(D)	10,341	624,442
Nilfisk Holding A/S (A)	7,449	170,923
NKT A/S (A)	13,131	643,382
NNIT A/S (A)(D)	4,314	40,131
North Media AS	2,487	25,771
NTG Nordic Transport Group A/S (A)(B)	3,889	189,520
Parken Sport & Entertainment A/S (A)	1,870	24,767
Per Aarsleff Holding A/S	6,442	226,125
Ringkjoebing Landbobank A/S	9,771	1,190,260
Royal Unibrew A/S	16,664	1,462,194
RTX A/S (A)	2,997	64,395
Scandinavian Tobacco Group A/S (D)	22,645	486,453
Schouw & Company A/S	4,381	334,188
SimCorp A/S	13,331	1,052,268
Solar A/S, B Shares	2,213	227,719
SP Group A/S	1,662	88,762
Spar Nord Bank A/S	31,557	364,609
Sparekassen Sjaelland-Fyn A/S	2,778	69,200
Sydbank A/S	22,266	785,499
TCM Group A/S	1,441	20,227
The Drilling Company of 1972 A/S (A)	3,559	202,508
Tivoli A/S (A)	691	85,778
Topdanmark A/S	14,901	800,781
UIE PLC	598	168,287
Zealand Pharma A/S (A)	9,861	140,388
Faeroe Islands 0.0%		26,960
BankNordik P/F	1,415	26,960
Finland 2.2%		15,760,132
Aktia Bank OYJ	19,949	213,540
Alma Media OYJ	11,325	121,614
Anora Group OYJ	7,365	63,454
Apetit OYJ	1,524	17,916
Aspo OYJ	5,505	42,858
Atria OYJ	4,132	40,330
BasWare OYJ (A)	2,688	114,752
Bittium OYJ	10,462	67,982
Cargotec OYJ, B Shares	13,594	504,284
Caverion OYJ	33,497	170,401
Citycon OYJ (A)	21,062	169,040
Digia OYJ	7,562	58,943
Enento Group OYJ (A)(D)	5,041	126,952
EQ OYJ	1,165	28,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Finnair OYJ (A)	239,993	$124,209
Fiskars OYJ ABP	10,905	222,486
Gofore OYJ	789	19,295
Harvia OYJ	3,999	142,241
HKScan OYJ, A Shares	11,127	15,076
Huhtamaki OYJ	32,923	1,268,795
Ilkka-Yhtyma OYJ	9,901	46,779
Incap OYJ (A)	2,230	31,781
Kamux Corp.	8,572	82,090
Kemira OYJ	33,664	459,856
Kojamo OYJ	36,503	722,692
Konecranes OYJ	21,741	673,905
Lassila & Tikanoja OYJ	9,775	111,691
Lehto Group OYJ (A)	2,434	1,135
Marimekko OYJ	7,820	115,631
Metsa Board OYJ, A Shares	1,067	11,291
Metsa Board OYJ, B Shares	63,194	660,534
Multitude SE (A)	2,783	10,506
Musti Group OYJ (A)	8,683	170,468
Nokian Renkaat OYJ	47,202	650,274
Olvi OYJ, A Shares	4,942	168,918
Oma Saastopankki OYJ	1,470	33,537
Optomed Oy (A)	1,483	6,171
Oriola OYJ, A Shares	8,342	18,460
Oriola OYJ, B Shares	42,174	95,168
Orion OYJ, Class A	8,076	328,342
Orion OYJ, Class B	34,310	1,407,900
Outokumpu OYJ	111,348	642,868
Pihlajalinna OYJ	1,502	18,364
Ponsse OYJ	4,062	120,032
QT Group OYJ (A)	4,495	389,606
Raisio OYJ, V Shares	46,629	100,093
Rapala VMC OYJ	5,592	41,063
Raute OYJ, A Shares (A)	728	10,088
Revenio Group OYJ	6,747	350,471
Rovio Entertainment OYJ (D)	5,234	49,651
Sanoma OYJ	27,196	365,564
Taaleri OYJ	2,201	24,673
Talenom OYJ	1,935	23,163
Teleste OYJ	3,860	19,432
Terveystalo OYJ (D)	24,763	279,797
TietoEVRY OYJ	27,429	693,217
Tokmanni Group Corp.	16,285	215,994
Uponor OYJ	21,225	364,410
Vaisala OYJ, A Shares	6,527	304,186
Valmet OYJ	54,595	1,541,383
Verkkokauppa.com OYJ	6,156	29,076
Wartsila OYJ ABP	50,126	425,247
WithSecure OYJ (A)	33,411	184,245
YIT OYJ	54,768	227,587
France 4.8%		34,426,778
ABC arbitrage	8,505	66,003
AKWEL	3,921	78,001
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Albioma SA	9,631	$515,950
ALD SA (D)	32,153	446,587
Altamir	5,040	140,043
Alten SA	4,137	552,255
Assystem SA	2,731	109,494
Atari SA (A)	25,490	4,499
Atos SE (A)	3,283	86,423
Aubay	2,888	171,817
Axway Software SA	2,311	42,197
Bastide le Confort Medical	1,540	60,011
Beneteau SA (A)	15,827	202,981
Bigben Interactive (B)	4,952	86,255
Boiron SA	1,866	88,151
Bonduelle SCA	5,347	96,345
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	38,832
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,755
Casino Guichard Perrachon SA (A)(B)	10,362	199,334
Catana Group	5,106	40,377
Catering International Services (A)	1,089	10,905
CBo Territoria	8,257	33,788
Cegedim SA (A)	1,780	46,847
CGG SA (A)	244,859	270,047
Chargeurs SA	6,722	136,228
Cie des Alpes (A)	8,668	146,997
Cie Plastic Omnium SA	20,563	385,485
Coface SA	40,049	472,495
DBV Technologies SA (A)	1,292	4,083
Derichebourg SA	40,374	325,647
Ekinops SAS (A)	3,234	22,687
Electricite de Strasbourg SA	351	37,396
Elior Group SA (A)(D)	50,304	150,421
Elis SA	65,355	1,038,518
Equasens (B)	1,066	93,159
Eramet SA	3,319	502,957
ESI Group (A)	825	56,338
Etablissements Maurel et Prom SA (A)	21,880	115,225
Eurazeo SE	7,200	556,147
Eutelsat Communications SA	63,442	753,519
Exel Industries, A Shares	466	27,516
Faurecia SE	40,348	1,122,501
Fnac Darty SA	7,116	361,824
Gaumont SA (A)	489	57,791
Gaztransport Et Technigaz SA	7,495	982,953
GEA	126	12,307
GL Events (A)	4,018	76,618
Groupe Crit	1,108	76,837
Guerbet	2,565	70,543
Guillemot Corp.	834	11,655
Haulotte Group SA	3,951	17,699
HEXAOM	1,083	33,152
ID Logistics Group (A)	889	262,198
Imerys SA	12,009	444,511
Infotel SA	996	57,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Interparfums SA	2,233	$120,795
Ipsen SA	862	86,308
IPSOS	16,827	817,487
Jacquet Metals SACA	5,053	108,322
JCDecaux SA (A)	23,094	456,242
Kaufman & Broad SA	6,402	197,520
Korian SA	23,528	492,876
Laurent-Perrier	1,118	112,775
Lectra	9,126	357,923
Linedata Services	1,472	66,872
LISI	8,173	179,108
LNA Sante SA	2,041	83,823
Lumibird (A)(B)	2,328	48,475
Maisons du Monde SA (D)	12,286	162,122
Manitou BF SA	4,533	104,196
Manutan International	906	75,115
Mersen SA	6,826	240,500
Metropole Television SA	10,149	177,413
Nacon SA (A)(B)	989	6,104
Neurones	554	21,636
Nexans SA	9,042	908,685
Nexity SA (B)	15,942	460,350
Nicox (A)	6,072	11,470
NRJ Group	6,595	43,364
Oeneo SA (B)	4,715	73,929
OL Groupe SA (A)	3,929	9,830
Onxeo SA (A)	2,056	774
Orpea SA	5,710	158,846
Plastivaloire	1,440	7,734
Quadient SA	14,118	294,330
Recylex SA (A)(C)	4,454	8,836
Rexel SA (A)	102,388	2,179,083
Robertet SA	124	121,217
Rothschild & Company	14,832	585,650
Rubis SCA	30,156	913,158
Samse SA	285	62,360
Savencia SA	1,660	110,165
SCOR SE (B)	50,394	1,324,299
Seche Environnement SA	1,539	123,925
SMCP SA (A)(D)	9,812	66,797
Societe BIC SA	9,132	521,847
Societe LDC SA	366	36,868
Societe pour l’Informatique Industrielle	2,435	121,216
SOITEC (A)	7,743	1,425,083
Solocal Group (A)(B)	47,008	51,148
Somfy SA	2,814	415,448
Sopra Steria Group SACA	5,817	1,039,459
SPIE SA	46,481	1,131,890
Stef SA	1,253	120,529
Synergie SE	3,038	113,207
Technicolor SA (A)	48,151	182,291
Technip Energies NV	35,184	455,612
Television Francaise 1	16,840	139,674
Thermador Groupe	2,187	218,107
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Tikehau Capital SCA	9,962	$226,452
Trigano SA	3,138	411,050
Ubisoft Entertainment SA (A)	20,517	1,078,641
Union Financiere de France BQE SA	2,005	36,076
Valeo (B)	48,166	1,070,459
Vallourec SA (A)	50,032	696,050
Verallia SA (D)	16,036	444,476
Vetoquinol SA	1,307	174,684
Vicat SA	8,304	256,632
VIEL & Cie SA	6,888	43,479
Vilmorin & Cie SA	2,531	117,334
Virbac SA	1,414	575,795
Vranken-Pommery Monopole SA (A)	923	17,098
Wavestone (B)	2,034	108,494
Xilam Animation SA (A)	268	10,836
Gabon 0.0%		50,226
Totalenergies EP Gabon	243	50,226
Georgia 0.1%		413,589
Bank of Georgia Group PLC	14,570	294,481
Georgia Capital PLC (A)	5,972	49,157
TBC Bank Group PLC	3,746	69,951
Germany 5.9%		42,308,529
1&1 AG	14,570	304,051
7C Solarparken AG	13,369	70,270
Aareal Bank AG	24,051	844,306
Adesso SE	836	159,344
ADVA Optical Networking SE, Tender offer (A)	18,599	284,253
All for One Group SE	784	50,404
Allgeier SE (B)	2,876	113,631
Amadeus Fire AG	1,891	276,344
Atoss Software AG	1,254	186,382
Aurubis AG	12,407	1,171,977
Basler AG	1,233	149,859
Bauer AG (A)(B)	7,205	70,382
BayWa AG	6,365	317,362
Bechtle AG	9,571	427,984
Bertrandt AG	2,111	94,692
bet-at-home.com AG (A)	1,430	19,663
Bijou Brigitte AG (A)	1,764	49,324
Bilfinger SE	12,863	400,442
Borussia Dortmund GmbH & Company KGaA (A)(B)	29,529	128,071
CANCOM SE	12,396	494,041
CECONOMY AG	59,337	199,349
CENIT AG	2,412	42,600
Cewe Stiftung & Company KGAA	2,024	195,446
Commerzbank AG (A)	68,591	598,176
CompuGroup Medical SE & Company KGaA	8,822	497,411
CropEnergies AG	9,512	102,987
CTS Eventim AG & Company KGaA (A)	2,111	135,902
Data Modul AG	635	39,177
Delticom AG (A)	1,134	3,438
Dermapharm Holding SE	5,071	269,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Deutsche Beteiligungs AG	4,967	$159,871
Deutsche EuroShop AG	15,999	379,815
Deutsche Pfandbriefbank AG (D)	59,817	666,818
Deutz AG	41,092	197,850
DIC Asset AG	17,201	236,964
DMG Mori AG	587	25,851
Dr. Hoenle AG (B)	1,598	41,553
Draegerwerk AG & Company KGaA	1,433	64,366
Duerr AG	18,620	515,784
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,771	222,838
Elmos Semiconductor SE	2,401	121,425
ElringKlinger AG	9,007	78,645
Encavis AG	33,008	717,174
Energiekontor AG	1,828	174,810
EuroEyes International Eye Clinic, Ltd.	14,000	11,604
Fielmann AG	6,964	377,173
First Sensor AG	941	53,290
flatexDEGIRO AG (A)(B)	8,505	127,827
FORTEC Elektronik AG	601	15,376
Fraport AG Frankfurt Airport Services Worldwide (A)	9,599	544,919
Freenet AG	48,936	1,279,043
Fuchs Petrolub SE	9,623	256,109
Gateway Real Estate AG (A)	1,835	10,663
GEA Group AG	15,668	626,757
Gerresheimer AG	10,784	808,432
Gesco AG (A)	3,651	107,167
GFT Technologies SE	6,077	295,254
GK Software SE (A)	156	24,134
GRENKE AG	2,267	65,153
H&R GmbH & Company KGaA (A)	6,074	37,054
Hamburger Hafen und Logistik AG	9,289	163,076
Hawesko Holding AG	828	45,431
Heidelberger Druckmaschinen AG (A)(B)	90,943	192,915
Hensoldt AG	9,871	240,702
HOCHTIEF AG	2,543	165,329
Hornbach Holding AG & Company KGaA	4,326	546,191
HUGO BOSS AG	19,939	1,072,967
Hypoport SE (A)	1,024	279,292
Indus Holding AG	7,657	233,623
Instone Real Estate Group SE (D)	13,507	185,707
IVU Traffic Technologies AG	1,803	32,017
Jenoptik AG	18,413	516,953
JOST Werke AG (D)	4,934	213,690
K+S AG	75,632	2,127,320
Kloeckner & Company SE (A)	27,626	344,042
Koenig & Bauer AG (A)	4,359	78,347
Krones AG	5,034	454,855
KSB SE & Company KGaA	73	35,425
KWS Saat SE & Company KGaA	4,300	284,727
LANXESS AG	29,853	1,394,398
Leifheit AG	3,389	76,821
Leoni AG (A)(B)	12,042	114,539
Manz AG (A)(B)	1,315	64,562
Mediclin AG (A)	8,179	32,352
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Medigene AG (A)	6,493	$18,939
METRO AG (A)(B)	33,723	306,558
MLP SE	22,937	163,764
Nagarro SE (A)	2,762	377,172
New Work SE	1,026	154,024
Nexus AG	5,879	340,354
Nordex SE (A)(B)	36,139	429,458
Norma Group SE	11,109	291,199
OHB SE	2,007	75,320
PATRIZIA AG	15,691	217,230
Pfeiffer Vacuum Technology AG	1,431	246,475
PNE AG (B)	16,489	233,651
Progress-Werk Oberkirch AG	386	13,119
ProSiebenSat.1 Media SE	64,893	707,537
PSI Software AG	3,728	128,323
PVA TePla AG (A)	5,294	138,813
q.beyond AG (A)	47,970	67,467
R Stahl AG (A)	823	12,993
Rheinmetall AG	15,969	3,229,072
SAF-Holland SE	14,787	122,436
Salzgitter AG (A)	16,979	695,762
Scout24 SE (D)	18,176	1,127,410
Secunet Security Networks AG	353	126,062
SGL Carbon SE (A)	17,099	107,530
Siltronic AG (B)	7,643	745,171
Sirius Real Estate, Ltd.	298,315	435,154
Sixt SE	4,450	601,013
SMA Solar Technology AG	3,558	169,512
Softing AG	2,069	12,980
Software AG	18,535	632,164
STRATEC SE	2,573	287,958
Stroeer SE & Company KGaA	8,491	474,488
Suedzucker AG	23,499	313,481
SUESS MicroTec SE (A)	7,325	132,525
Surteco Group SE	2,163	61,637
Syzygy AG (A)	471	3,099
TAG Immobilien AG	47,662	863,677
Takkt AG	15,103	249,659
TeamViewer AG (A)(D)	17,064	239,160
Technotrans SE	2,893	79,574
thyssenkrupp AG (A)	102,953	991,261
Traffic Systems SE	2,239	60,017
United Internet AG	3,075	101,052
va-Q-Tec AG (A)	730	12,690
Varta AG (B)	3,591	320,239
VERBIO Vereinigte BioEnergie AG	6,636	358,630
Vivoryon Therapeutics NV (A)	1,006	9,804
Vossloh AG	3,612	129,406
Wacker Neuson SE	11,431	251,130
Washtec AG	3,833	203,279
Westwing Group SE (A)	3,087	29,793
Wuestenrot & Wuerttembergische AG	10,450	190,994
Zeal Network SE (B)	4,328	182,465
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Gibraltar 0.0%		$296,238
888 Holdings PLC	111,653	296,238
Greece 0.0%		38,301
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	36
Okeanis Eco Tankers Corp. (D)	3,343	38,265
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		27,794
GronlandsBANKEN A/S	313	27,794
Hong Kong 2.2%		15,886,699
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	7,265
Aeon Credit Service Asia Company, Ltd.	60,000	39,903
Aidigong Maternal & Child Health, Ltd. (A)	588,000	29,223
Allied Group, Ltd.	360,000	111,939
Analogue Holdings, Ltd.	44,000	10,484
APAC Resources, Ltd.	218,605	35,351
Apollo Future Mobility Group, Ltd. (A)	1,040,000	40,970
Asia Financial Holdings, Ltd.	94,000	42,032
Asia Standard International Group, Ltd.	236,000	21,678
Asiasec Properties, Ltd.	103,000	5,374
ASM Pacific Technology, Ltd.	81,900	745,676
Associated International Hotels, Ltd.	26,000	39,793
BOCOM International Holdings Company, Ltd.	346,000	35,255
BOE Varitronix, Ltd.	268,000	324,889
Bright Smart Securities & Commodities Group, Ltd.	56,000	10,199
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	61,880
Build King Holdings, Ltd.	150,000	15,851
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,959
Cafe de Coral Holdings, Ltd.	100,000	157,548
Cathay Pacific Airways, Ltd. (A)	97,000	101,404
Century City International Holdings, Ltd. (A)	452,000	18,450
Chen Hsong Holdings	40,000	11,445
Chevalier International Holdings, Ltd.	45,524	53,891
China Baoli Technologies Holdings, Ltd. (A)	51,750	1,942
China Best Group Holding, Ltd. (A)	210,000	20,598
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	18,147
China Energy Development Holdings, Ltd. (A)	2,938,000	51,362
China Motor Bus Company, Ltd.	6,400	73,449
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	52,230
China Strategic Holdings, Ltd. (A)	4,597,500	21,625
Chinese Estates Holdings, Ltd. (A)	183,500	50,421
Chinney Investments, Ltd.	36,000	6,836
Chow Sang Sang Holdings International, Ltd.	107,000	115,680
Chuang’s China Investments, Ltd.	210,000	9,349
Chuang’s Consortium International, Ltd.	340,021	35,969
CITIC Telecom International Holdings, Ltd.	577,000	195,567
CMBC Capital Holdings, Ltd. (B)	42,750	7,970
C-Mer Eye Care Holdings, Ltd. (A)	114,000	66,231
Convenience Retail Asia, Ltd. (B)	130,000	14,266
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,072
Cowell e Holdings, Inc. (A)	35,000	32,966
Crystal International Group, Ltd. (D)	51,500	19,059
CSI Properties, Ltd.	1,976,333	45,346
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Dah Sing Banking Group, Ltd.	150,448	$130,627
Dah Sing Financial Holdings, Ltd.	53,944	159,697
Dickson Concepts International, Ltd.	63,500	31,555
Digital Domain Holdings, Ltd. (A)	190,000	11,590
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	53,178
Eagle Nice International Holdings, Ltd.	46,000	25,859
EC Healthcare	82,000	85,655
EcoGreen International Group, Ltd. (C)	76,000	16,561
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	8,010
Emperor Entertainment Hotel, Ltd.	185,000	14,862
Emperor International Holdings, Ltd.	508,250	53,111
Emperor Watch & Jewellery, Ltd.	1,270,000	22,028
Energy International Investments Holdings, Ltd. (A)	700,000	5,273
ENM Holdings, Ltd. (A)	368,000	28,564
Esprit Holdings, Ltd. (A)	525,375	90,411
Fairwood Holdings, Ltd.	30,500	55,180
Far East Consortium International, Ltd.	391,337	118,071
First Pacific Company, Ltd.	652,000	285,572
Fountain SET Holdings, Ltd.	188,000	25,872
FSE Lifestyle Services, Ltd.	13,000	9,047
GBA Holdings, Ltd. (A)	16,480,000	21,001
GDH Guangnan Holdings, Ltd.	108,000	8,955
Genting Hong Kong, Ltd. (A)	550,000	16,445
Giordano International, Ltd.	389,708	75,933
Glorious Sun Enterprises, Ltd.	146,000	15,063
Gold Peak Technology Group, Ltd. (A)	90,000	7,233
Golden Resources Development International, Ltd.	298,000	18,991
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	805
GR Properties, Ltd. (A)	122,000	17,084
Great Eagle Holdings, Ltd.	61,481	135,930
G-Resources Group, Ltd. (A)	178,080	58,559
Guotai Junan International Holdings, Ltd.	744,600	82,477
Haitong International Securities Group, Ltd.	650,288	97,695
Hang Lung Group, Ltd.	220,000	411,519
Hanison Construction Holdings, Ltd.	143,631	21,954
Harbour Centre Development, Ltd. (A)	37,500	33,266
HKBN, Ltd.	216,000	274,672
HKR International, Ltd.	361,840	134,551
Hon Kwok Land Investment Company, Ltd.	64,000	21,367
Hong Kong Ferry Holdings Company, Ltd.	64,000	57,847
Hong Kong Technology Venture Company, Ltd.	130,000	106,091
Hong Kong Technology Venture Company, Ltd., ADR	1,717	27,644
Hongkong Chinese, Ltd.	224,000	16,447
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,827
Huobi Technology Holdings, Ltd. (A)	18,500	10,603
Hutchison Port Holdings Trust	1,279,000	305,970
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	86,755
Hypebeast, Ltd. (A)	120,000	14,838
Hysan Development Company, Ltd.	171,000	507,547
Imagi International Holdings, Ltd. (A)	117,281	6,944
International Housewares Retail Company, Ltd.	124,000	45,464
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
IPE Group, Ltd. (A)	220,000	$21,628
IRC, Ltd. (A)	1,194,000	32,852
ITC Properties Group, Ltd.	136,252	17,570
Jacobson Pharma Corp., Ltd.	176,000	14,337
Johnson Electric Holdings, Ltd.	114,253	148,788
K Wah International Holdings, Ltd.	295,000	111,642
Kader Holdings Company, Ltd. (A)	14,000	784
Karrie International Holdings, Ltd.	180,000	33,994
Keck Seng Investments Hong Kong, Ltd. (A)	19,000	6,045
Kerry Logistics Network, Ltd.	237,500	542,270
Kerry Properties, Ltd.	170,000	440,625
Kingmaker Footwear Holdings, Ltd.	54,000	7,287
Kingston Financial Group, Ltd. (A)	174,000	5,343
Kowloon Development Company, Ltd.	106,000	139,891
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	6,030
Lai Sun Development Company, Ltd. (A)	127,179	61,927
Lai Sun Garment International, Ltd. (A)	46,846	23,235
Landing International Development, Ltd. (A)	523,200	14,188
Landsea Green Properties Company, Ltd. (A)	404,000	12,376
Langham Hospitality Investments, Ltd.	578,250	68,538
Lerthai Group, Ltd. (A)(C)	18,000	2,041
Lifestyle International Holdings, Ltd. (A)	169,000	70,547
Lippo China Resources, Ltd.	1,028,000	15,075
Lippo, Ltd.	31,250	11,174
Liu Chong Hing Investment, Ltd.	76,000	70,683
Luk Fook Holdings International, Ltd.	112,000	259,841
Lung Kee Bermuda Holdings, Ltd.	48,000	22,687
Man Wah Holdings, Ltd.	450,400	447,153
Mandarin Oriental International, Ltd. (A)	48,800	100,133
Mason Group Holdings, Ltd. (A)	9,029,000	26,316
Meilleure Health International Industry Group, Ltd. (A)	138,000	5,819
Melco International Development, Ltd. (A)	199,000	136,326
MH Development, Ltd. (A)(C)	124,000	8,249
Midland Holdings, Ltd. (A)	54,000	5,430
Miramar Hotel & Investment	86,000	144,772
Modern Dental Group, Ltd.	107,000	41,722
National Electronics Holdings	88,000	12,004
National United Resources Holdings, Ltd. (A)	109,000	1,847
Nissin Foods Company, Ltd.	91,000	59,246
NWS Holdings, Ltd.	372,000	378,420
Oriental Watch Holdings	134,378	72,206
Oshidori International Holdings, Ltd. (A)	1,807,200	117,649
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,409,000	734,888
Pacific Century Premium Developments, Ltd. (A)	32,400	1,921
Pacific Textiles Holdings, Ltd.	307,000	141,007
Paliburg Holdings, Ltd. (A)	101,380	23,933
Paradise Entertainment, Ltd. (A)	176,000	16,406
PC Partner Group, Ltd.	56,000	78,316
PCCW, Ltd.	920,773	502,067
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	70,060
Pico Far East Holdings, Ltd.	254,000	35,271
Playmates Holdings, Ltd.	640,000	55,529
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Plover Bay Technologies, Ltd.	88,000	$34,348
PT International Development Company, Ltd. (A)	453,327	12,042
Public Financial Holdings, Ltd.	126,000	40,139
Regal Hotels International Holdings, Ltd. (A)	117,200	47,113
Regina Miracle International Holdings, Ltd. (D)	67,000	36,579
Renco Holdings Group, Ltd. (A)	36,000	589
Sa Sa International Holdings, Ltd. (A)	262,000	48,066
SAS Dragon Holdings, Ltd.	84,000	45,007
SEA Holdings, Ltd.	68,484	48,386
Shangri-La Asia, Ltd. (A)	312,000	235,949
Shenwan Hongyuan HK, Ltd. (A)	120,000	10,709
Shun Tak Holdings, Ltd. (A)	455,250	94,427
Singamas Container Holdings, Ltd.	270,000	44,724
SJM Holdings, Ltd. (A)(B)	540,000	229,800
SmarTone Telecommunications Holdings, Ltd.	73,089	38,715
Solomon Systech International, Ltd.	266,000	17,906
Soundwill Holdings, Ltd.	39,500	33,193
Stella International Holdings, Ltd.	131,000	129,293
Sun Hung Kai & Company, Ltd.	129,318	59,955
SUNeVision Holdings, Ltd.	173,000	135,257
TAI Cheung Holdings, Ltd.	115,000	66,062
Tan Chong International, Ltd.	63,000	15,580
Television Broadcasts, Ltd. (A)(B)	105,800	60,835
Texhong Textile Group, Ltd.	21,500	23,197
Texwinca Holdings, Ltd.	330,000	57,579
The Bank of East Asia, Ltd.	103,607	150,030
The Hongkong & Shanghai Hotels, Ltd. (A)	136,023	128,099
The United Laboratories International Holdings, Ltd.	308,500	147,388
Town Health International Medical Group, Ltd. (A)	308,000	16,478
Tradelink Electronic Commerce, Ltd.	186,000	25,116
Transport International Holdings, Ltd.	86,278	133,991
Up Energy Development Group, Ltd. (A)(C)	898,000	1,476
Upbest Group, Ltd.	8,000	714
Value Partners Group, Ltd.	295,000	118,175
Valuetronics Holdings, Ltd.	125,150	48,818
Vedan International Holdings, Ltd.	168,000	12,995
Vitasoy International Holdings, Ltd.	194,000	347,413
VPower Group International Holdings, Ltd. (D)	201,361	23,139
VSTECS Holdings, Ltd.	188,400	155,372
VTech Holdings, Ltd.	41,800	312,351
Wai Kee Holdings, Ltd.	72,000	30,060
Wang On Group, Ltd.	1,780,000	15,401
Wealthking Investments, Ltd. (A)	376,000	27,842
Wing On Company International, Ltd.	28,000	60,066
Wing Tai Properties, Ltd.	118,000	61,775
YTO Express Holdings, Ltd.	30,000	8,764
Yue Yuen Industrial Holdings, Ltd. (A)	237,500	345,227
Yunfeng Financial Group, Ltd. (A)	46,000	8,276
Zensun Enterprises, Ltd.	107,000	47,223
Zhaobangji Properties Holdings, Ltd. (A)	632,000	40,228
Ireland 0.8%		5,319,149
AIB Group PLC	60,458	161,880
Bank of Ireland Group PLC	97,347	657,683
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC (London Stock Exchange)	215,337	$1,457,029
C&C Group PLC (A)	147,926	374,004
Cairn Homes PLC	118,197	136,064
COSMO Pharmaceuticals NV (A)	1,718	94,238
Dalata Hotel Group PLC (A)	35,555	159,193
Datalex PLC (A)	4,738	3,549
FBD Holdings PLC	8,155	84,976
Glanbia PLC	32,776	380,164
Glenveagh Properties PLC (A)(D)	115,548	118,696
Grafton Group PLC, CHESS Depositary Interest	81,891	967,120
Greencore Group PLC (A)	189,388	259,771
Hostelworld Group PLC (A)(D)	11,005	13,836
Irish Continental Group PLC (A)	35,120	158,754
Keywords Studios PLC	8,992	265,692
Permanent TSB Group Holdings PLC (A)	16,886	26,500
Isle of Man 0.1%		904,362
Playtech PLC (A)	117,955	832,079
Strix Group PLC	29,122	72,283
Israel 1.7%		12,456,631
Adgar Investment and Development, Ltd.	21,013	41,496
Afcon Holdings, Ltd.	677	30,367
AFI Properties, Ltd.	4,949	269,550
Africa Israel Residences, Ltd.	1,267	75,114
Airport City, Ltd.	1	10
Allot, Ltd. (A)	10,164	53,660
Alrov Properties and Lodgings, Ltd.	2,069	119,464
Arad, Ltd.	2,993	40,523
Ashtrom Group, Ltd.	13,226	322,331
Atreyu Capital Markets, Ltd.	986	18,853
AudioCodes, Ltd.	6,673	153,212
Aura Investments, Ltd.	38,484	69,900
Automatic Bank Services, Ltd.	2,098	12,696
Avgol Industries 1953, Ltd. (A)(B)	33,538	21,781
Azorim-Investment Development & Construction Company, Ltd.	23,891	101,027
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	66,660
BioLine RX, Ltd. (A)	56,614	5,663
Blue Square Real Estate, Ltd.	1,082	80,721
Brainsway, Ltd. (A)	2,776	9,393
Camtek, Ltd. (A)	1,190	34,899
Carasso Motors, Ltd.	10,045	54,212
Castro Model, Ltd. (A)	307	8,587
Cellcom Israel, Ltd. (A)	31,945	157,837
Ceragon Networks, Ltd. (A)	14,289	25,292
Clal Insurance Enterprises Holdings, Ltd. (A)	12,711	238,144
Compugen, Ltd. (A)	2,812	5,219
Danel Adir Yeoshua, Ltd.	1,042	138,398
Delek Automotive Systems, Ltd.	14,507	191,192
Delek Group, Ltd. (A)	2,792	443,444
Delta Galil Industries, Ltd.	2,963	175,607
Dor Alon Energy in Israel 1988, Ltd.	2,265	84,370
Duniec Brothers, Ltd.	1,091	57,367
Electra Consumer Products 1970, Ltd.	2,312	104,139
Electra Real Estate, Ltd.	4,387	78,671
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Electra, Ltd.	563	$315,723
Ellomay Capital, Ltd. (A)	358	8,572
Elron Ventures, Ltd. (A)	7,485	22,039
Energix-Renewable Energies, Ltd.	54,235	165,394
Enlight Renewable Energy, Ltd. (A)	171,713	315,924
Equital, Ltd. (A)	7,394	265,564
Fattal Holdings 1998, Ltd. (A)	1,252	153,355
First International Bank of Israel, Ltd.	1	23
FMS Enterprises Migun, Ltd.	748	23,521
Formula Systems 1985, Ltd.	3,249	302,996
Fox Wizel, Ltd.	1,320	167,504
Gav-Yam Lands Corp., Ltd. (B)	27,831	254,896
Gilat Satellite Networks, Ltd. (A)	5,281	34,865
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,918
Globrands, Ltd.	85	9,192
Hamat Group, Ltd.	2,143	19,705
Harel Insurance Investments & Financial Services, Ltd.	36,217	399,808
Hilan, Ltd.	3,350	195,684
IDI Insurance Company, Ltd.	2,440	71,013
IES Holdings, Ltd.	762	65,548
Ilex Medical, Ltd.	838	31,422
Infinya, Ltd.	1,499	128,445
Inrom Construction Industries, Ltd.	29,233	121,238
Isracard, Ltd.	37,464	159,089
Israel Canada T.R, Ltd.	28,087	124,205
Israel Land Development - Urban Renewal, Ltd.	6,186	100,582
Isras Investment Company, Ltd.	423	87,884
Issta Lines, Ltd. (A)	1,875	64,303
Kamada, Ltd. (A)	7,673	34,680
Kardan Real Estate Enterprise & Development, Ltd.	5,870	6,575
Kerur Holdings, Ltd.	1,754	42,941
Klil Industries, Ltd.	300	25,469
Levinstein Properties, Ltd.	1,350	37,053
M Yochananof & Sons, Ltd.	1,229	71,253
Magic Software Enterprises, Ltd.	6,930	118,268
Malam - Team, Ltd.	2,892	66,194
Matrix IT, Ltd.	10,293	243,819
Maytronics, Ltd.	2,944	53,006
Mediterranean Towers, Ltd.	25,964	74,484
Mega Or Holdings, Ltd.	5,212	172,782
Mehadrin, Ltd. (A)	167	7,967
Meitav Dash Investments, Ltd.	7,033	36,812
Menora Mivtachim Holdings, Ltd. (A)	7,214	169,673
Migdal Insurance & Financial Holdings, Ltd.	80,532	130,288
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,455	42,075
Mizrahi Tefahot Bank, Ltd.	1	22
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	110,052
Nawi Brothers, Ltd.	4,915	40,504
Neto Malinda Trading, Ltd. (A)	532	23,274
Neto ME Holdings, Ltd.	616	36,665
Novolog, Ltd.	76,556	73,458
NR Spuntech Industries, Ltd. (A)	7,555	12,830
Oil Refineries, Ltd.	526,893	222,427
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Israel (continued)
One Software Technologies, Ltd.	11,565	$178,299
OPC Energy, Ltd. (A)	11,921	118,469
Partner Communications Company, Ltd. (A)	49,065	357,743
Paz Oil Company, Ltd. (A)	3,428	477,022
Peninsula Group, Ltd.	11,513	8,497
Perion Network, Ltd. (A)	9,594	189,965
Plasson Industries, Ltd.	710	39,605
Plus500, Ltd.	30,141	591,876
Prashkovsky Investments & Construction, Ltd.	929	33,037
Priortech, Ltd. (A)	2,299	59,549
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	141,347
Raval Ics, Ltd.	11,596	19,222
Sano-Brunos Enterprises, Ltd.	577	53,613
Scope Metals Group, Ltd.	2,885	131,164
Shikun & Binui, Ltd. (A)	62,481	306,030
Shufersal, Ltd.	7,608	56,333
Summit Real Estate Holdings, Ltd.	13,497	263,049
Suny Cellular Communication, Ltd.	18,682	10,344
Tadiran Group, Ltd.	674	86,848
Tamar Petroleum, Ltd. (D)	13,687	40,131
Tel Aviv Stock Exchange, Ltd.	15,875	77,698
Telsys, Ltd.	1,590	75,976
Tera Light, Ltd. (A)	11,021	19,106
Tiv Taam Holdings 1, Ltd.	11,851	28,654
Tower Semiconductor, Ltd. (A)	1	31
Tremor International, Ltd. (A)	17,934	109,951
Tremor International, Ltd., ADR (A)	1,500	18,120
Victory Supermarket Chain, Ltd.	2,484	37,502
Vitania, Ltd.	3,993	34,875
YH Dimri Construction & Development, Ltd.	1,740	136,791
Italy 3.5%		25,299,423
A2A SpA	540,435	907,495
ACEA SpA	15,430	280,489
Aeffe SpA (A)	24,188	44,908
Anima Holding SpA (D)	103,438	498,681
Aquafil SpA	5,089	37,903
Arnoldo Mondadori Editore SpA	41,391	82,291
Ascopiave SpA	25,679	92,459
Autostrade Meridionali SpA	562	22,444
Avio SpA	6,136	75,918
Azimut Holding SpA	38,002	814,312
Banca Carige SpA (A)	18,343	15,655
Banca Generali SpA (A)	20,619	722,481
Banca IFIS SpA	9,421	171,914
Banca Mediolanum SpA	67,236	530,824
Banca Monte dei Paschi di Siena SpA (A)	1,513	1,254
Banca Popolare di Sondrio SpA	194,501	792,590
Banca Profilo SpA	121,842	26,945
Banca Sistema SpA (D)	23,962	52,167
Banco BPM SpA	532,763	1,860,980
Banco di Desio e della Brianza SpA	13,389	45,889
BasicNet SpA	3,403	23,668
Be Shaping The Future SpA	26,372	93,086
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy (continued)
BF SpA	5,823	$22,200
BFF Bank SpA (D)	46,719	363,794
Biesse SpA	376	6,553
BPER Banca	303,316	625,271
Brembo SpA	49,541	575,655
Brunello Cucinelli SpA	12,373	620,519
Buzzi Unicem SpA	32,674	637,434
Cairo Communication SpA	32,522	71,346
Carel Industries SpA (D)	9,561	229,105
Cementir Holding NV	19,485	140,328
CIR SpA-Compagnie Industriali (A)	318,454	150,614
Credito Emiliano SpA	37,888	245,661
Danieli & C Officine Meccaniche SpA (B)	5,463	133,805
Danieli & C Officine Meccaniche SpA, Savings Shares	10,755	183,440
De’ Longhi SpA	21,515	522,574
DeA Capital SpA (A)	39,171	51,197
Digital Bros SpA	631	17,179
doValue SpA (D)	7,649	64,333
Elica SpA (A)	10,005	32,912
Emak SpA	28,372	48,297
Enav SpA (A)(D)	23,052	106,721
ERG SpA	19,318	671,860
Esprinet SpA	11,933	104,343
Eurotech SpA (A)	9,022	35,358
Fila SpA	3,770	37,842
Fincantieri SpA (A)(B)	193,472	120,770
FNM SpA (A)(B)	72,366	41,205
Garofalo Health Care SpA (A)	3,226	15,348
Gefran SpA	1,600	16,943
Geox SpA (A)	22,422	19,621
Gruppo MutuiOnline SpA	10,304	316,521
Hera SpA	277,117	1,032,032
Illimity Bank SpA (A)	21,135	271,222
IMMSI SpA	75,963	35,038
Intek Group SpA (A)	66,972	39,544
Interpump Group SpA	668	30,531
Iren SpA	229,342	597,839
Italgas SpA	179,397	1,158,475
Italmobiliare SpA	5,244	154,672
Juventus Football Club SpA (A)(B)	248,621	103,205
Leonardo SpA (A)	144,633	1,557,309
LU-VE SpA	2,562	57,626
Maire Tecnimont SpA (B)	49,836	175,545
MFE-MediaForEurope NV, Class A (A)(B)	131,467	75,483
MFE-MediaForEurope NV, Class B	131,467	110,737
Newlat Food SpA (A)	1,582	9,860
Openjobmetis SpA Agenzia per il Lavoro	4,189	42,296
Orsero SpA	1,790	23,371
OVS SpA (A)(D)	75,854	155,720
Pharmanutra SpA	1,031	73,301
Piaggio & C SpA	59,218	155,999
Piovan SpA (D)	1,138	11,093
Pirelli & C. SpA (D)	116,282	575,132
Prima Industrie SpA	1,462	24,203
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Italy (continued)
RAI Way SpA (D)	34,478	$198,390
Reply SpA	7,565	1,031,088
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	33,922
Sabaf SpA	2,928	80,186
SAES Getters SpA	1,678	40,503
SAES Getters SpA, Savings Shares	2,176	34,831
Safilo Group SpA (A)	55,836	86,397
Saipem SpA (A)(B)	34,084	206,014
Salvatore Ferragamo SpA (B)	17,489	305,892
Sanlorenzo SpA/Ameglia	454	16,660
Saras SpA (A)	186,965	255,435
Servizi Italia SpA (A)	3,687	6,214
Sesa SpA	2,766	381,288
Sogefi SpA (A)	10,059	10,114
SOL SpA	11,563	233,780
Tamburi Investment Partners SpA	45,264	408,941
Technogym SpA (B)(D)	41,738	323,129
Tinexta SpA	8,122	231,257
Tod’s SpA (A)(B)	3,273	122,642
TXT e-solutions SpA (A)	3,737	41,776
Unieuro SpA (B)(D)	5,335	102,227
Unipol Gruppo SpA	159,150	851,673
UnipolSai Assicurazioni SpA	42,377	117,292
Webuild SpA (B)	63,047	114,039
Wiit SpA	2,342	55,467
Zignago Vetro SpA	8,446	116,931
Japan 21.5%		153,547,654
&Do Holdings Company, Ltd.	2,600	18,041
A&D HOLON Holdings Company, Ltd.	6,900	53,353
Access Company, Ltd. (A)	11,200	50,136
Accrete, Inc.	900	11,152
Achilles Corp.	4,700	48,955
AD Works Group Company, Ltd.	10,540	12,261
Adastria Company, Ltd.	6,640	109,766
ADEKA Corp.	26,291	513,582
Ad-sol Nissin Corp.	2,800	34,196
Adtec Plasma Technology Company, Ltd.	1,400	23,189
Advan Group Company, Ltd.	9,100	55,745
Advance Create Company, Ltd. (B)	3,200	23,961
Advanced Media, Inc. (A)	3,000	14,794
Adventure, Inc.	600	43,334
Aeon Delight Company, Ltd.	6,300	138,371
Aeon Fantasy Company, Ltd.	3,300	62,140
AEON Financial Service Company, Ltd.	8,800	82,321
Aeon Hokkaido Corp.	7,700	63,556
Aeon Kyushu Company, Ltd.	900	14,641
Aeria, Inc.	4,300	12,227
AFC-HD AMS Life Science Company, Ltd.	3,000	17,709
Agro-Kanesho Company, Ltd.	2,800	28,167
AGS Corp.	1,400	8,131
Ahresty Corp. (A)	9,400	27,073
Ai Holdings Corp.	12,200	154,511
AI inside, Inc. (A)	300	9,475
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Aica Kogyo Company, Ltd.	13,300	$288,223
Aichi Corp.	12,300	84,113
Aichi Steel Corp.	4,100	65,035
Aichi Tokei Denki Company, Ltd.	3,300	40,611
Aida Engineering, Ltd.	16,800	117,655
Aiful Corp.	110,500	298,949
Aiming, Inc.	4,200	9,979
Ain Holdings, Inc.	6,900	309,581
Ainavo Holdings Company, Ltd.	2,400	17,340
Aiphone Company, Ltd.	3,500	46,226
Airport Facilities Company, Ltd.	9,200	37,838
Airtrip Corp. (A)	4,600	106,267
Aisan Industry Company, Ltd.	12,600	71,284
AIT Corp.	2,300	28,836
Aizawa Securities Group Company, Ltd.	7,900	42,359
Ajis Company, Ltd.	1,600	27,909
Akatsuki Corp.	6,800	17,309
Akatsuki, Inc. (B)	3,000	67,051
Akebono Brake Industry Company, Ltd. (A)	25,300	28,726
Albis Company, Ltd.	2,200	37,985
Alconix Corp.	8,400	83,736
Alinco, Inc.	5,400	35,657
Alleanza Holdings Company, Ltd.	2,600	20,612
Allied Architects, Inc. (A)	2,400	14,903
Allied Telesis Holdings KK (A)	9,200	7,469
Alpen Company, Ltd.	5,400	80,715
Alpha Corp.	2,500	18,997
AlphaPolis Company, Ltd. (A)	1,100	20,942
Alps Alpine Company, Ltd.	23,700	254,257
Alps Logistics Company, Ltd.	6,000	54,221
Altech Corp.	5,730	83,812
Amano Corp.	17,200	333,144
Amiyaki Tei Company, Ltd.	1,000	22,733
Amuse, Inc.	3,900	65,061
Amvis Holdings, Inc.	800	26,183
Anabuki Kosan, Inc.	1,000	18,431
Anest Iwata Corp.	12,200	80,534
Anicom Holdings, Inc.	22,100	114,200
Anritsu Corp.	43,700	484,537
Aohata Corp.	500	9,520
AOI Electronics Company, Ltd.	1,600	23,819
AOKI Holdings, Inc.	15,600	81,151
Aoki Super Company, Ltd.	600	13,158
Aoyama Trading Company, Ltd.	15,100	102,613
Aoyama Zaisan Networks Company, Ltd.	5,700	43,617
Aozora Bank, Ltd.	1,700	35,260
Apaman Company, Ltd.	3,100	11,522
Arakawa Chemical Industries, Ltd.	7,200	55,892
Arata Corp.	5,400	167,794
Araya Industrial Company, Ltd.	1,200	13,764
Arcland Service Holdings Company, Ltd.	5,300	84,696
Arcs Company, Ltd.	15,284	229,029
Ardepro Company, Ltd. (B)	60,800	232,155
Arealink Company, Ltd.	4,100	44,459
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Argo Graphics, Inc.	5,500	$133,248
Arisawa Manufacturing Company, Ltd.	12,600	107,124
ARTERIA Networks Corp.	8,100	79,056
Artiza Networks, Inc.	900	8,772
Artnature, Inc.	6,300	36,658
ArtSpark Holdings, Inc. (B)	10,300	62,818
Aruhi Corp.	10,800	80,361
As One Corp.	1,600	77,654
Asahi Broadcasting Group Holdings Corp.	4,000	20,585
Asahi Company, Ltd.	5,200	52,407
Asahi Diamond Industrial Company, Ltd.	19,800	91,644
Asahi Holdings, Inc.	26,200	420,854
Asahi Intelligence Service Company, Ltd.	600	5,234
Asahi Kogyosha Company, Ltd.	3,400	42,224
Asahi Net, Inc.	6,800	32,109
Asahi Printing Company, Ltd.	3,100	20,110
Asahi Yukizai Corp.	5,300	85,219
Asanuma Corp.	2,700	109,666
Asax Company, Ltd.	4,100	19,225
Ascentech KK	2,000	11,657
Ashimori Industry Company, Ltd.	1,599	13,596
Asia Pile Holdings Corp.	11,600	41,399
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	62,523
ASKUL Corp.	12,400	139,491
Astena Holdings Company, Ltd. (B)	12,400	39,332
Asteria Corp.	2,500	19,134
Asti Corp.	700	10,701
Atled Corp.	600	9,394
Atrae, Inc. (A)	5,800	83,373
Atsugi Company, Ltd. (A)	6,700	27,437
Aucnet, Inc.	3,600	49,803
Autobacs Seven Company, Ltd.	21,600	228,400
Aval Data Corp.	700	16,817
Avant Corp.	7,100	73,120
Avantia Company, Ltd.	5,700	37,494
Avex, Inc.	9,900	89,335
Axell Corp.	3,700	24,181
Axial Retailing, Inc.	5,800	137,191
Axyz Company, Ltd.	500	12,893
Balmuda, Inc. (A)(B)	700	15,880
Bando Chemical Industries, Ltd.	13,800	96,197
Bank of the Ryukyus, Ltd.	15,300	92,269
Baroque Japan, Ltd.	4,000	25,174
Base Company, Ltd.	900	43,459
Beauty Garage, Inc.	1,100	21,741
Beenos, Inc. (B)	3,400	46,849
Belc Company, Ltd.	3,400	138,322
Bell System24 Holdings, Inc.	10,500	115,928
Belluna Company, Ltd.	16,400	84,655
Benesse Holdings, Inc.	18,300	292,814
Bengo4.com, Inc. (A)(B)	2,000	55,792
Bic Camera, Inc. (B)	24,900	219,020
B-Lot Company, Ltd.	3,000	11,693
BML, Inc.	6,700	179,533
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Bookoff Group Holdings, Ltd. (B)	2,900	$22,220
Bourbon Corp.	2,600	41,845
BP Castrol KK	2,600	25,186
Br. Holdings Corp.	9,900	24,638
BrainPad, Inc. (A)	5,100	43,736
Broadleaf Company, Ltd.	34,700	105,039
Broccoli Company, Ltd.	1,600	14,491
Bull-Dog Sauce Company, Ltd.	2,800	39,743
Bunka Shutter Company, Ltd.	19,500	143,947
Business Brain Showa-Ota, Inc.	2,300	26,791
Business Engineering Corp.	400	6,247
BuySell Technologies Company, Ltd.	500	15,831
C Uyemura & Company, Ltd.	3,600	202,319
CAC Holdings Corp.	4,400	48,082
Can Do Company, Ltd.	400	7,356
Canare Electric Company, Ltd.	1,500	19,724
Canon Electronics, Inc.	7,300	87,517
CareerIndex, Inc. (A)	2,300	9,023
Careerlink Company, Ltd.	1,500	23,765
Carenet, Inc.	7,600	50,320
Carlit Holdings Company, Ltd.	7,200	37,920
Carta Holdings, Inc.	2,400	36,081
Casa, Inc.	2,200	14,405
Cawachi, Ltd.	5,500	86,927
CellSource Company, Ltd. (A)(B)	1,800	48,281
Central Automotive Products, Ltd.	3,600	59,531
Central Glass Company, Ltd.	11,686	254,542
Central Security Patrols Company, Ltd.	3,200	55,857
Central Sports Company, Ltd.	2,400	45,250
Ceres, Inc.	2,700	28,097
Charm Care Corp. KK (B)	5,400	45,738
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	51,190
Chino Corp.	2,500	32,859
Chiyoda Company, Ltd.	7,200	40,179
Chiyoda Corp. (A)	53,100	182,264
Chiyoda Integre Company, Ltd.	4,500	68,039
Chofu Seisakusho Company, Ltd.	6,700	93,350
Chori Company, Ltd.	5,300	81,178
Chubu Shiryo Company, Ltd.	7,800	62,213
Chudenko Corp.	10,200	164,087
Chuetsu Pulp & Paper Company, Ltd.	3,300	23,243
Chugai Ro Company, Ltd.	2,400	31,413
Chugoku Marine Paints, Ltd.	14,000	92,462
Chuo Gyorui Company, Ltd.	300	6,541
Chuo Spring Company, Ltd.	6,400	35,628
Chuo Warehouse Company, Ltd.	2,600	20,313
CI Takiron Corp.	16,400	66,741
Citizen Watch Company, Ltd.	93,800	399,566
CKD Corp.	15,100	216,882
CK-San-Etsu Company, Ltd.	800	25,177
CL Holdings, Inc.	1,000	7,748
Cleanup Corp.	9,700	41,876
CMC Corp.	1,600	14,074
CMIC Holdings Company, Ltd.	3,400	38,015
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
CMK Corp.	19,000	$70,174
COLOPL, Inc.	17,900	88,197
Colowide Company, Ltd. (B)	17,600	235,677
Comany, Inc.	1,000	16,286
Computer Engineering & Consulting, Ltd.	10,200	96,913
Computer Institute of Japan, Ltd.	6,120	37,946
Comture Corp.	8,100	177,819
CONEXIO Corp.	6,300	67,721
Core Corp.	2,100	23,945
Corona Corp.	5,000	32,171
Cosel Company, Ltd.	10,500	62,228
Cosmo Energy Holdings Company, Ltd.	6,300	171,559
Cosmos Initia Company, Ltd.	6,900	25,217
Cota Company, Ltd.	6,704	74,721
CRE, Inc.	3,300	40,547
Create Medic Company, Ltd.	2,400	18,656
Create Restaurants Holdings, Inc. (B)	28,600	195,872
Create SD Holdings Company, Ltd. (B)	8,200	186,728
Credit Saison Company, Ltd.	26,800	312,527
Creek & River Company, Ltd.	4,600	74,193
Cresco, Ltd.	5,100	85,683
CROOZ, Inc. (A)	1,400	7,830
CTI Engineering Company, Ltd.	4,600	87,965
CTS Company, Ltd.	9,900	66,581
Cube System, Inc.	4,500	32,854
Curves Holdings Company, Ltd.	14,300	77,968
Cyber Com Company, Ltd.	900	8,121
Cyberlinks Company, Ltd.	600	4,754
Cybernet Systems Company, Ltd.	6,300	35,825
Cybozu, Inc.	8,100	65,411
Dai Nippon Toryo Company, Ltd.	8,600	50,452
Daicel Corp.	50,200	323,564
Dai-Dan Company, Ltd.	5,100	81,054
Daido Kogyo Company, Ltd.	3,900	25,236
Daido Metal Company, Ltd.	16,300	65,918
Daido Steel Company, Ltd.	8,400	236,121
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	39,494
Daihen Corp.	6,500	210,412
Daiho Corp.	4,800	164,964
Dai-Ichi Cutter Kogyo KK	1,200	12,104
Daiichi Jitsugyo Company, Ltd.	3,300	83,628
Daiichi Kensetsu Corp.	800	8,330
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	57,192
Daiken Corp.	4,000	58,752
Daiken Medical Company, Ltd.	5,000	20,301
Daiki Aluminium Industry Company, Ltd.	9,100	94,074
Daiki Axis Company, Ltd.	1,500	8,934
Daikoku Denki Company, Ltd.	3,600	32,392
Daikokutenbussan Company, Ltd.	1,700	61,118
Daikyonishikawa Corp.	16,500	62,066
Dainichi Company, Ltd.	5,000	25,275
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	71,883
Daio Paper Corp.	800	8,801
Daiohs Corp.	1,700	14,070
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Daiseki Company, Ltd.	13,980	$511,553
Daiseki Eco. Solution Company, Ltd.	1,400	10,434
Daishi Hokuetsu Financial Group, Inc.	11,200	216,152
Daishinku Corp.	10,400	82,575
Daisue Construction Company, Ltd.	2,300	27,741
Daito Pharmaceutical Company, Ltd.	4,450	90,196
Daitron Company, Ltd.	2,800	44,895
Daiwa Industries, Ltd.	12,200	96,092
Daiwabo Holdings Company, Ltd.	29,800	397,883
DCM Holdings Company, Ltd.	40,020	328,612
Dear Life Company, Ltd.	6,600	27,640
Delica Foods Holdings Company, Ltd.	1,800	7,627
DeNA Company, Ltd.	25,600	369,367
Densan System Holdings Company, Ltd.	2,200	40,566
Denyo Company, Ltd.	6,300	77,460
Dexerials Corp.	18,700	625,196
Diamond Electric Holdings Company, Ltd.	1,600	14,049
DIC Corp.	17,100	328,416
Digital Arts, Inc.	4,000	217,146
Digital Garage, Inc.	10,200	305,207
Digital Hearts Holdings Company, Ltd.	3,200	46,029
Digital Holdings, Inc.	4,900	49,516
Digital Information Technologies Corp.	2,800	31,294
Dip Corp.	10,500	305,639
Direct Marketing MiX, Inc.	7,000	98,203
DKK Company, Ltd.	4,400	86,808
DKK-Toa Corp.	2,500	18,770
DKS Company, Ltd.	3,000	52,471
DMG Mori Company, Ltd.	37,400	549,257
Doshisha Company, Ltd.	6,600	78,603
Double Standard, Inc.	1,400	21,690
Doutor Nichires Holdings Company, Ltd.	10,293	119,860
Drecom Company, Ltd. (A)	4,400	17,279
DTS Corp.	12,800	303,750
Duskin Company, Ltd.	12,700	265,356
Dvx, Inc.	1,200	10,147
DyDo Group Holdings, Inc.	3,400	127,020
Dynic Corp.	2,300	12,295
Eagle Industry Company, Ltd.	11,000	86,408
Earth Corp.	5,000	198,741
EAT&HOLDINGS Company, Ltd.	1,800	32,262
Ebara Foods Industry, Inc.	2,200	51,208
Ebara Jitsugyo Company, Ltd.	4,400	81,657
Ebase Company, Ltd.	8,000	30,005
Eco’s Company, Ltd.	2,900	44,442
EDION Corp.	26,400	247,818
EF-ON, Inc.	6,680	27,518
eGuarantee, Inc.	11,200	188,352
E-Guardian, Inc.	2,900	65,848
Eidai Company, Ltd.	12,000	24,905
Eiken Chemical Company, Ltd.	10,700	140,922
Eizo Corp.	5,700	153,096
Elan Corp.	10,800	88,586
Elecom Company, Ltd.	14,100	165,635
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Elematec Corp.	6,800	$68,791
Endo Lighting Corp.	3,000	18,325
Enigmo, Inc.	8,500	36,148
en-japan, Inc.	8,800	135,972
Enomoto Company, Ltd.	900	11,509
Enplas Corp.	2,600	68,936
Entrust, Inc.	3,300	13,743
eRex Company, Ltd.	8,000	127,831
ERI Holdings Company, Ltd.	1,000	10,326
ES-Con Japan, Ltd.	11,000	65,182
Eslead Corp.	2,800	37,111
ESPEC Corp.	7,400	105,627
Exedy Corp.	10,100	132,640
EXEO Group, Inc.	3,800	60,847
Ezaki Glico Company, Ltd.	10,500	303,491
F&M Company, Ltd.	2,400	36,860
Faith, Inc.	3,110	16,370
FALCO HOLDINGS Company, Ltd.	3,200	53,930
FAN Communications, Inc.	2,000	6,385
Fast Fitness Japan, Inc.	800	11,133
FCC Company, Ltd.	13,400	138,478
FDK Corp. (A)	5,300	32,524
Feed One Company, Ltd.	8,108	41,471
Felissimo Corp.	1,900	17,632
Fenwal Controls of Japan, Ltd.	700	7,401
Ferrotec Holdings Corp.	14,100	330,116
FFRI Security, Inc. (A)	1,200	9,887
Fibergate, Inc.	2,500	19,950
FIDEA Holdings Company, Ltd.	6,540	63,295
Financial Products Group Company, Ltd.	21,000	154,411
FINDEX, Inc.	3,900	18,541
First Brothers Company, Ltd.	900	5,963
First Juken Company, Ltd.	3,400	29,467
First-corp, Inc.	2,000	11,318
Fixstars Corp.	5,500	36,301
FJ Next Holdings Company, Ltd.	7,600	62,774
Focus Systems Corp.	2,900	20,595
Forum Engineering, Inc.	1,200	8,829
Forval Corp.	1,600	11,438
Foster Electric Company, Ltd.	9,200	51,129
FP Corp.	4,900	103,532
France Bed Holdings Company, Ltd.	8,800	61,248
FreakOut Holdings, Inc. (A)	3,000	41,704
Freebit Company, Ltd.	3,500	23,981
Freund Corp.	3,000	17,034
Fronteo, Inc. (B)	2,500	23,114
Frontier Management, Inc.	1,000	10,834
F-Tech, Inc.	5,900	26,124
FTGroup Company, Ltd.	3,000	21,238
Fudo Tetra Corp.	5,420	66,259
Fuji Company, Ltd. (B)	9,000	157,732
Fuji Corp. (Aichi)	19,500	333,980
Fuji Corp. (Miyagi)	3,800	34,462
Fuji Corp., Ltd.	11,900	60,465
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Die Company, Ltd.	1,000	$5,298
Fuji Kyuko Company, Ltd.	7,400	231,658
Fuji Media Holdings, Inc.	9,000	76,532
Fuji Oil Company, Ltd. (A)	19,200	48,051
Fuji Oil Holdings, Inc.	15,100	205,379
Fuji Pharma Company, Ltd.	6,400	45,900
Fuji Seal International, Inc.	15,200	183,713
Fuji Soft, Inc.	6,600	373,782
Fujibo Holdings, Inc.	3,700	98,350
Fujicco Company, Ltd.	5,900	86,892
Fujikura Composites, Inc.	6,700	46,219
Fujikura Kasei Company, Ltd.	12,600	46,671
Fujikura, Ltd. (A)	80,500	491,050
Fujimi, Inc.	3,300	149,234
Fujimori Kogyo Company, Ltd.	5,300	146,366
Fujisash Company, Ltd.	45,100	24,483
Fujishoji Company, Ltd.	2,400	15,779
Fujitec Company, Ltd.	2,300	46,606
Fujitsu General, Ltd.	8,400	161,094
Fujiya Company, Ltd.	3,900	70,903
FuKoKu Company, Ltd.	3,000	22,968
Fukuda Corp.	2,200	78,028
Fukuda Denshi Company, Ltd.	2,800	158,996
Fukui Computer Holdings, Inc.	3,300	84,241
Fukushima Galilei Company, Ltd.	4,800	126,408
Fukuyama Transporting Company, Ltd.	5,300	133,384
FULLCAST Holdings Company, Ltd.	7,000	123,731
Funai Soken Holdings, Inc.	12,830	212,656
Furukawa Company, Ltd.	11,600	110,898
Furukawa Electric Company, Ltd.	21,900	364,732
Furuno Electric Company, Ltd.	8,600	67,093
Furuya Metal Company, Ltd. (B)	1,000	67,663
Furyu Corp.	5,600	45,214
Fuso Chemical Company, Ltd.	5,800	172,530
Fuso Pharmaceutical Industries, Ltd.	2,500	42,832
Futaba Corp.	14,757	78,422
Futaba Industrial Company, Ltd.	23,200	70,685
Future Corp.	14,400	183,876
Fuyo General Lease Company, Ltd.	5,200	297,317
G-7 Holdings, Inc.	8,400	92,337
Gakken Holdings Company, Ltd.	8,100	53,232
Gakkyusha Company, Ltd.	2,400	29,882
Gecoss Corp.	6,500	41,780
Geechs, Inc.	700	4,765
Genki Sushi Company, Ltd. (B)	2,100	40,939
Genky DrugStores Company, Ltd.	3,000	80,538
Geo Holdings Corp.	10,800	101,914
Gift Holdings, Inc.	800	13,554
Gig Works, Inc.	1,800	6,232
Giken, Ltd.	100	2,731
GL Sciences, Inc.	2,800	53,580
GLOBERIDE, Inc.	5,200	93,699
Glory, Ltd.	13,800	213,460
Glosel Company, Ltd.	4,400	14,025
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
GMO Financial Gate, Inc.	200	$20,657
GMO Financial Holdings, Inc.	9,400	56,629
GMO GlobalSign Holdings KK	1,600	69,594
Godo Steel, Ltd. (A)	2,300	22,954
Goldcrest Company, Ltd.	6,670	87,334
Golf Digest Online, Inc.	2,700	25,300
Good Com Asset Company, Ltd.	2,400	22,084
Grandy House Corp.	5,700	23,433
Gremz, Inc.	2,600	30,625
GS Yuasa Corp.	20,600	330,611
GSI Creos Corp. (B)	2,200	21,819
G-Tekt Corp.	9,900	98,160
Gun-Ei Chemical Industry Company, Ltd.	1,900	39,760
GungHo Online Entertainment, Inc.	14,300	269,358
Gunze, Ltd.	5,500	156,439
H.U. Group Holdings, Inc.	17,200	357,081
H2O Retailing Corp.	29,500	215,695
HABA Laboratories, Inc.	700	12,266
Hagihara Industries, Inc.	5,300	47,097
Hagiwara Electric Holdings Company, Ltd.	3,100	49,354
Hakudo Company, Ltd.	1,700	33,089
Hakuto Company, Ltd.	4,400	97,132
Halows Company, Ltd.	3,100	77,452
Hamakyorex Company, Ltd.	6,300	143,401
Hamee Corp.	1,000	9,521
Handsman Company, Ltd.	1,300	10,252
Hanwa Company, Ltd.	10,900	251,950
Happinet Corp.	6,900	84,716
Hard Off Corp. Company, Ltd.	3,900	26,042
Harima Chemicals Group, Inc.	6,000	35,666
Haruyama Holdings, Inc.	400	1,481
Hashimoto Sogyo Holdings Company, Ltd.	1,200	17,874
Hazama Ando Corp.	58,100	355,347
Heiwa Corp.	17,300	259,954
Heiwa Real Estate Company, Ltd.	10,400	304,384
Heiwado Company, Ltd.	9,200	134,247
Helios Techno Holding Company, Ltd.	6,400	14,617
Hennge KK (A)(B)	4,800	38,997
Hibiya Engineering, Ltd. (B)	7,000	102,713
HI-LEX Corp.	8,000	71,627
Himaraya Company, Ltd.	1,700	12,448
Hioki EE Corp.	2,800	154,747
Hirakawa Hewtech Corp.	3,600	30,883
Hirano Tecseed Company, Ltd.	3,200	43,559
Hirata Corp.	2,900	96,263
Hirogin Holdings, Inc.	84,200	398,216
Hirose Tusyo, Inc.	600	10,980
Hiroshima Electric Railway Company, Ltd. (A)	100	659
Hiroshima Gas Company, Ltd.	16,200	40,327
Hisaka Works, Ltd.	8,500	54,801
Hitachi Zosen Corp.	52,580	319,797
Hito Communications Holdings, Inc.	2,000	25,088
Hochiki Corp.	5,500	51,994
Hodogaya Chemical Company, Ltd.	2,300	65,101
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Hogy Medical Company, Ltd.	7,800	$184,564
Hokkaido Coca-Cola Bottling Company, Ltd.	800	25,854
Hokkaido Electric Power Company, Inc.	60,200	230,009
Hokkaido Gas Company, Ltd.	5,600	70,328
Hokkan Holdings, Ltd.	2,600	24,993
Hokko Chemical Industry Company, Ltd. (B)	7,600	59,444
Hokkoku Financial Holdings, Inc.	6,400	203,483
Hokuetsu Corp.	39,200	185,110
Hokuetsu Industries Company, Ltd.	9,000	59,082
Hokuhoku Financial Group, Inc.	37,000	226,256
Hokuriku Electric Industry Company, Ltd.	3,100	28,684
Hokuriku Electric Power Company	61,000	249,228
Hokuriku Electrical Construction Company, Ltd.	5,640	33,786
Hokuto Corp.	7,900	116,766
Honda Tsushin Kogyo Company, Ltd.	8,400	33,587
H-One Company, Ltd.	7,700	35,677
Honeys Holdings Company, Ltd.	7,760	63,838
Honma Golf, Ltd. (D)	30,500	12,230
Hoosiers Holdings	11,500	71,888
Horiba, Ltd.	3,000	154,708
Hosiden Corp.	19,700	186,395
Hosokawa Micron Corp.	5,400	109,831
Hotland Company, Ltd.	1,800	18,571
Hotto Link, Inc. (A)	5,100	17,901
Howa Machinery, Ltd.	5,300	33,124
HPC Systems, Inc. (A)	800	15,320
HS Holdings Company, Ltd.	9,800	101,338
IBJ, Inc.	7,700	44,458
Ichigo, Inc.	49,900	114,228
Ichiken Company, Ltd.	2,300	33,138
Ichikoh Industries, Ltd.	14,100	40,519
Ichimasa Kamaboko Company, Ltd.	2,700	17,422
Ichinen Holdings Company, Ltd.	5,400	51,106
Ichiyoshi Securities Company, Ltd.	9,100	44,746
Icom, Inc.	3,100	58,861
ID Holdings Corp.	4,950	32,678
IDEA Consultants, Inc.	700	9,808
IDEC Corp.	10,900	224,351
IDOM, Inc.	23,600	123,395
Ihara Science Corp.	2,200	35,798
Iino Kaiun Kaisha, Ltd.	29,300	150,365
IJTT Company, Ltd.	7,760	31,668
Ikegami Tsushinki Company, Ltd.	1,900	8,857
I’ll, Inc.	2,700	29,880
IMAGICA GROUP, Inc.	5,400	29,322
Imasen Electric Industrial	1,900	8,757
i-mobile Company, Ltd.	1,300	14,407
Impact HD, Inc. (A)	800	18,819
Imuraya Group Company, Ltd. (B)	2,700	49,163
Inaba Denki Sangyo Company, Ltd.	17,200	345,816
Inaba Seisakusho Company, Ltd.	3,100	31,137
Inabata & Company, Ltd.	13,400	230,293
Inageya Company, Ltd.	3,200	29,758
I-NE Company, Ltd. (A)	500	14,295
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Ines Corp.	7,100	$83,438
i-Net Corp.	4,600	44,834
Infocom Corp.	6,900	114,947
Infomart Corp.	59,800	227,522
Information Services International-Dentsu, Ltd.	4,800	152,606
INFRONEER Holdings, Inc.	36,716	265,704
Innotech Corp.	3,800	39,616
Insource Company, Ltd.	6,500	113,325
Intage Holdings, Inc.	12,800	139,575
Intelligent Wave, Inc.	2,900	14,387
Inter Action Corp.	3,100	51,743
Inui Global Logistics Company, Ltd.	2,800	38,953
I-PEX, Inc.	4,400	46,796
IPS, Inc.	700	13,086
IR Japan Holdings, Ltd.	2,500	85,369
Iriso Electronics Company, Ltd.	7,400	196,341
I’rom Group Company, Ltd.	2,800	41,357
ISB Corp.	2,600	20,908
Ise Chemicals Corp.	600	19,334
Iseki & Company, Ltd.	6,700	63,395
Ishihara Chemical Company, Ltd.	3,600	36,306
Ishihara Sangyo Kaisha, Ltd.	11,400	91,612
Ishii Iron Works Company, Ltd.	900	20,356
Ishizuka Glass Company, Ltd.	1,000	13,815
ITbook Holdings Company, Ltd. (A)	4,000	15,207
ITFOR, Inc.	11,200	68,376
ITmedia, Inc.	3,500	48,169
Itochu Enex Company, Ltd.	16,700	135,093
Itochu-Shokuhin Company, Ltd.	2,400	86,966
Itoham Yonekyu Holdings, Inc.	31,300	156,274
Itoki Corp.	16,100	49,544
IwaiCosmo Holdings, Inc.	7,900	74,086
Iwaki Company, Ltd.	2,600	19,547
Iwasaki Electric Company, Ltd.	3,000	59,246
Iwatsu Electric Company, Ltd. (A)	3,700	25,719
Iwatsuka Confectionery Company, Ltd.	1,500	46,256
Izumi Company, Ltd.	9,100	194,907
J Front Retailing Company, Ltd.	8,100	65,456
J Trust Company, Ltd.	25,600	91,804
JAC Recruitment Company, Ltd.	6,000	84,093
Jaccs Company, Ltd.	7,200	187,280
JAFCO Group Company, Ltd.	23,500	285,629
JANOME Corp.	6,500	34,885
Japan Animal Referral Medical Center Company, Ltd. (A)	600	9,306
Japan Aviation Electronics Industry, Ltd.	15,400	235,304
Japan Best Rescue System Company, Ltd.	2,300	14,230
Japan Cash Machine Company, Ltd.	9,300	49,790
Japan Communications, Inc. (A)	45,300	70,347
Japan Electronic Materials Corp.	2,600	39,055
Japan Elevator Service Holdings Company, Ltd.	16,700	197,014
Japan Foundation Engineering Company, Ltd.	6,600	30,718
Japan Hospice Holdings, Inc. (A)	600	6,989
Japan Investment Adviser Company, Ltd.	4,600	44,824
Japan Lifeline Company, Ltd.	20,200	143,531
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Material Company, Ltd.	20,600	$285,072
Japan Medical Dynamic Marketing, Inc.	4,900	62,187
Japan Oil Transportation Company, Ltd.	1,100	22,126
Japan Petroleum Exploration Company, Ltd.	11,700	284,420
Japan Property Management Center Company, Ltd.	4,300	33,853
Japan Pulp & Paper Company, Ltd.	4,500	125,572
Japan Pure Chemical Company, Ltd.	1,000	18,148
Japan Securities Finance Company, Ltd.	33,700	224,428
Japan System Techniques Company, Ltd.	600	11,367
Japan Transcity Corp.	14,700	60,680
Jastec Company, Ltd.	3,500	31,658
JBCC Holdings, Inc.	5,800	73,012
JCR Pharmaceuticals Company, Ltd.	1,900	34,732
JCU Corp.	6,300	180,622
JDC Corp.	1,900	7,516
JFE Systems, Inc.	1,500	25,643
JGC Holdings Corp.	24,000	336,671
JIG-SAW, Inc. (A)(B)	1,400	55,711
Jimoto Holdings, Inc.	7,179	31,784
JINS Holdings, Inc.	4,600	146,596
JINUSHI Company, Ltd. (B)	3,700	58,852
JK Holdings Company, Ltd.	6,100	43,659
J-Lease Company, Ltd.	300	4,204
JM Holdings Company, Ltd.	4,400	51,900
JMS Company, Ltd.	7,500	33,416
Joban Kosan Company, Ltd. (A)	2,000	20,279
J-Oil Mills, Inc.	8,200	96,793
Joshin Denki Company, Ltd.	6,900	100,592
Joyful Honda Company, Ltd.	14,300	176,846
JP-Holdings, Inc.	14,400	25,360
JSB Company, Ltd.	1,600	43,546
JSP Corp.	4,200	46,216
Juki Corp.	11,500	61,089
Juroku Financial Group, Inc.	11,000	191,098
JVCKenwood Corp.	59,828	88,380
K&O Energy Group, Inc.	5,200	63,286
Kadoya Sesame Mills, Inc.	400	10,739
Kaga Electronics Company, Ltd.	6,500	156,427
Kagome Company, Ltd.	2,100	53,239
Kaken Pharmaceutical Company, Ltd.	8,600	240,685
Kakiyasu Honten Company, Ltd.	3,400	64,296
Kamakura Shinsho, Ltd.	5,600	23,468
Kameda Seika Company, Ltd.	4,400	146,407
Kamei Corp.	9,300	76,492
Kamigumi Company, Ltd.	2,600	51,550
Kanaden Corp.	7,400	57,702
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	43,106
Kanamic Network Company, Ltd.	7,800	30,533
Kanamoto Company, Ltd.	12,200	179,197
Kandenko Company, Ltd.	33,000	205,314
Kaneka Corp.	8,800	225,845
Kaneko Seeds Company, Ltd.	3,900	54,837
Kanematsu Corp.	26,000	263,529
Kanematsu Electronics, Ltd.	4,100	125,786
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Kanemi Company, Ltd.	1,000	$20,905
Kansai Food Market, Ltd.	1,300	12,699
Kanto Denka Kogyo Company, Ltd.	15,500	111,669
Kasai Kogyo Company, Ltd. (A)	10,900	23,383
Katakura & Co-op Agri Corp.	1,100	11,608
Katakura Industries Company, Ltd. (A)	9,600	157,664
Katitas Company, Ltd.	4,600	103,902
Kato Sangyo Company, Ltd.	8,500	207,202
Kato Works Company, Ltd.	3,800	24,062
Kawada Technologies, Inc.	1,900	50,450
Kawagishi Bridge Works Company, Ltd.	600	13,186
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	56,034
Kawata Manufacturing Company, Ltd.	1,600	12,599
KeePer Technical Laboratory Company, Ltd.	4,600	115,395
Keihanshin Building Company, Ltd.	11,500	110,635
KEIWA, Inc.	1,100	40,100
Keiyo Company, Ltd.	14,000	105,587
KEL Corp.	1,900	22,162
Kenko Mayonnaise Company, Ltd.	5,300	55,299
KeyHolder, Inc.	1,100	6,211
KFC Holdings Japan, Ltd.	4,900	106,693
KFC, Ltd.	700	9,036
KH Neochem Company, Ltd.	11,000	215,326
Kimoto Company, Ltd.	15,600	28,317
Kimura Chemical Plants Company, Ltd.	5,900	30,791
Kimura Unity Company, Ltd.	600	7,038
King Company, Ltd.	2,300	9,672
Kintetsu World Express, Inc.	12,900	418,289
Kissei Pharmaceutical Company, Ltd.	8,600	168,274
Ki-Star Real Estate Company, Ltd. (B)	2,800	105,077
Kitagawa Corp.	3,400	38,055
Kitano Construction Corp.	1,500	24,958
Kitanotatsujin Corp. (B)	21,400	29,534
Kito Corp.	7,200	147,490
Kitz Corp.	22,100	116,042
KLab, Inc. (A)	9,400	36,788
Koa Corp.	11,100	146,030
Koatsu Gas Kogyo Company, Ltd.	12,200	61,885
Kobe Electric Railway Company, Ltd. (A)	2,300	59,425
Kobe Steel, Ltd.	52,920	278,517
Kohnan Shoji Company, Ltd.	8,500	241,269
Kohsoku Corp.	3,200	39,042
Koike Sanso Kogyo Company, Ltd.	500	7,728
Kojima Company, Ltd.	13,300	64,119
Kokusai Company, Ltd.	2,400	11,376
Kokusai Pulp & Paper Company, Ltd.	11,900	36,090
Kokuyo Company, Ltd.	25,173	321,721
KOMAIHALTEC, Inc.	1,200	15,730
Komatsu Matere Company, Ltd.	5,300	54,955
Komatsu Wall Industry Company, Ltd.	2,700	39,975
KOMEDA Holdings Company, Ltd.	14,500	249,953
Komehyo Holdings Company, Ltd.	3,100	60,110
Komeri Company, Ltd.	10,500	224,323
Komori Corp.	18,324	107,986
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Konaka Company, Ltd.	10,500	$27,521
Kondotec, Inc.	7,100	59,336
Konica Minolta, Inc.	150,400	502,470
Konishi Company, Ltd.	11,200	139,434
Konoike Transport Company, Ltd.	10,300	93,157
Konoshima Chemical Company, Ltd.	1,800	20,064
Kosaido Holdings Company, Ltd. (A)	6,200	50,900
Kotobukiya Company, Ltd.	300	10,686
Kozo Keikaku Engineering, Inc.	1,500	30,949
Krosaki Harima Corp.	2,100	69,940
KRS Corp.	4,500	37,289
K’s Holdings Corp.	19,200	191,962
KU Holdings Company, Ltd.	3,500	31,453
Kumagai Gumi Company, Ltd.	11,100	226,513
Kumiai Chemical Industry Company, Ltd.	15,690	122,622
Kunimine Industries Company, Ltd.	2,100	15,870
Kurabo Industries, Ltd.	5,000	74,991
Kureha Corp.	5,400	428,090
Kurimoto, Ltd.	3,300	41,758
Kuriyama Holdings Corp.	6,900	49,107
Kusuri no Aoki Holdings Company, Ltd.	5,200	220,687
KVK Corp.	1,500	23,176
KYB Corp.	7,000	159,348
Kyoden Company, Ltd.	7,900	37,601
Kyodo Printing Company, Ltd.	2,200	44,874
Kyoei Steel, Ltd.	8,600	87,200
Kyokuto Boeki Kaisha, Ltd.	1,300	26,076
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,500	112,009
Kyokuto Securities Company, Ltd.	9,900	50,951
Kyokuyo Company, Ltd.	3,800	98,220
KYORIN Holdings, Inc.	14,100	182,520
Kyoritsu Printing Company, Ltd.	9,100	10,771
Kyosan Electric Manufacturing Company, Ltd.	14,900	51,366
Kyowa Electronic Instruments Company, Ltd.	7,300	19,535
Kyowa Leather Cloth Company, Ltd.	5,000	22,651
Kyudenko Corp.	11,700	242,358
Kyushu Financial Group, Inc.	97,400	286,310
Kyushu Leasing Service Company, Ltd.	5,600	25,058
LA Holdings Company, Ltd.	700	11,996
LAC Company, Ltd.	4,100	25,511
Lacto Japan Company, Ltd.	2,600	40,421
LEC, Inc.	8,500	46,227
Life Corp.	5,200	105,022
LIFULL Company, Ltd.	22,900	31,423
LIKE, Inc. (B)	3,100	53,050
Linical Company, Ltd.	4,600	30,829
Link And Motivation, Inc.	8,500	29,935
Lintec Corp.	14,400	268,151
Litalico, Inc.	5,800	116,105
Locondo, Inc. (A)	3,100	26,476
Lonseal Corp.	500	4,925
Look Holdings, Inc.	2,700	32,945
LTS, Inc. (A)	400	11,865
M&A Capital Partners Company, Ltd. (A)	4,300	114,549
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Mabuchi Motor Company, Ltd.	12,700	$348,752
Macnica Fuji Electronics Holdings, Inc.	16,400	361,139
Macromill, Inc.	14,100	109,301
Maeda Kosen Company, Ltd.	7,000	141,860
Maezawa Industries, Inc. (B)	5,000	23,414
Maezawa Kasei Industries Company, Ltd.	5,500	54,483
Maezawa Kyuso Industries Company, Ltd.	7,200	46,514
Makino Milling Machine Company, Ltd.	8,015	263,793
Management Solutions Company, Ltd. (A)(B)	3,400	131,219
Mandom Corp.	11,800	129,926
Mani, Inc.	25,600	291,665
MarkLines Company, Ltd.	3,700	68,664
Mars Group Holdings Corp.	5,300	69,141
Marubun Corp.	7,700	48,225
Marudai Food Company, Ltd.	7,700	88,241
Marufuji Sheet Piling Company, Ltd.	300	4,475
Maruha Nichiro Corp.	13,281	230,873
Maruichi Steel Tube, Ltd.	11,700	269,991
MARUKA FURUSATO Corp.	4,753	139,064
Marumae Company, Ltd. (B)	3,000	48,899
Marusan Securities Company, Ltd.	22,161	83,515
Maruwa Company, Ltd.	2,800	339,967
Maruwa Unyu Kikan Company, Ltd.	12,100	148,832
Maruyama Manufacturing Company, Inc.	900	10,816
Maruzen CHI Holdings Company, Ltd.	4,800	14,626
Maruzen Company, Ltd.	4,100	55,633
Maruzen Showa Unyu Company, Ltd.	4,700	111,760
Marvelous, Inc.	12,700	70,229
Matching Service Japan Company, Ltd.	3,100	20,882
Matsuda Sangyo Company, Ltd.	3,620	57,224
Matsui Construction Company, Ltd.	8,500	45,085
Matsui Securities Company, Ltd.	35,700	226,959
Matsuoka Corp.	900	7,029
Max Company, Ltd.	5,400	65,260
Maxell, Ltd.	18,600	181,590
Maxvalu Tokai Company, Ltd.	2,600	54,214
MCJ Company, Ltd.	24,600	165,763
Mebuki Financial Group, Inc.	64,100	121,997
MEC Company, Ltd.	5,300	116,785
Media Do Company, Ltd.	2,600	37,924
Medical Data Vision Company, Ltd.	8,300	60,906
Medical System Network Company, Ltd.	6,600	22,296
Medikit Company, Ltd.	1,400	24,790
Medius Holdings Company, Ltd.	2,500	20,655
MedPeer, Inc. (A)	4,500	73,735
Megachips Corp.	5,900	162,761
Megmilk Snow Brand Company, Ltd.	15,500	208,045
Meidensha Corp.	10,717	171,651
Meiho Facility Works, Ltd.	1,400	7,011
Meiji Electric Industries Company, Ltd.	2,800	23,841
Meiji Shipping Company, Ltd. (B)	6,300	57,262
Meiko Electronics Company, Ltd.	6,300	223,385
Meisei Industrial Company, Ltd.	14,700	82,896
Meitec Corp.	8,000	427,661
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Meito Sangyo Company, Ltd.	3,500	$44,005
Meiwa Corp.	8,200	44,279
Melco Holdings, Inc.	1,500	42,747
Members Company, Ltd.	2,700	63,105
Menicon Company, Ltd.	18,800	390,755
Mercuria Holdings Company, Ltd.	1,700	8,235
Metaps, Inc. (A)	1,600	8,487
MetaReal Corp. (A)	1,800	13,243
METAWATER Company, Ltd.	8,000	124,910
Micronics Japan Company, Ltd.	9,600	108,985
Midac Holdings Company, Ltd.	2,500	55,029
Mie Kotsu Group Holdings, Inc.	19,600	73,103
Mikuni Corp.	8,400	23,836
Milbon Company, Ltd.	8,520	337,815
Mimaki Engineering Company, Ltd. (A)	900	4,003
Mimasu Semiconductor Industry Company, Ltd.	5,800	107,272
Ministop Company, Ltd.	5,200	57,001
Minkabu The Infonoid, Inc. (A)	300	6,371
Miraial Company, Ltd.	1,800	25,613
Mirainovate Company, Ltd. (B)	14,800	17,863
Mirait Holdings Corp.	30,020	376,886
Miroku Jyoho Service Company, Ltd.	6,100	58,948
Mitani Corp.	16,800	203,863
Mitani Sangyo Company, Ltd.	8,100	19,540
Mitani Sekisan Company, Ltd.	3,200	125,859
Mito Securities Company, Ltd.	24,200	50,457
Mitsuba Corp.	14,600	45,767
Mitsubishi Kakoki Kaisha, Ltd.	2,600	42,230
Mitsubishi Logisnext Company, Ltd.	10,700	70,980
Mitsubishi Logistics Corp.	2,800	66,060
Mitsubishi Materials Corp.	9,300	143,018
Mitsubishi Paper Mills, Ltd.	13,838	32,253
Mitsubishi Pencil Company, Ltd.	10,400	108,616
Mitsubishi Research Institute, Inc.	2,500	80,065
Mitsubishi Shokuhin Company, Ltd.	5,900	142,371
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	33,777
Mitsuboshi Belting, Ltd.	8,600	186,517
Mitsui DM Sugar Holdings Company, Ltd.	6,500	93,754
Mitsui E&S Holdings Company, Ltd. (A)	29,900	83,938
Mitsui Matsushima Holdings Company, Ltd.	4,100	95,205
Mitsui Mining & Smelting Company, Ltd.	19,700	519,553
Mitsui-Soko Holdings Company, Ltd.	7,100	160,979
Mitsuuroko Group Holdings Company, Ltd.	10,800	79,243
Mixi, Inc.	14,800	242,205
Miyaji Engineering Group, Inc.	2,600	68,239
Miyoshi Oil & Fat Company, Ltd.	2,600	21,110
Mizuho Leasing Company, Ltd.	9,400	223,246
Mizuho Medy Company, Ltd.	1,300	22,428
Mizuno Corp.	7,400	129,318
Mobile Factory, Inc. (A)	2,400	19,256
Mochida Pharmaceutical Company, Ltd.	6,300	151,907
Modec, Inc.	8,400	85,188
Molitec Steel Company, Ltd.	6,100	15,127
Monex Group, Inc.	55,900	216,423
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
MORESCO Corp.	3,000	$28,789
Mori-Gumi Company, Ltd.	3,900	8,902
Morinaga & Company, Ltd.	11,100	338,005
Morinaga Milk Industry Company, Ltd.	6,600	237,233
Moriroku Holdings Company, Ltd.	2,700	39,440
Morita Holdings Corp.	11,100	111,885
Morito Company, Ltd.	7,100	40,813
Morningstar Japan KK	10,800	44,419
Morozoff, Ltd.	2,000	50,857
Mortgage Service Japan, Ltd.	2,400	18,323
Mory Industries, Inc.	2,200	41,529
MRK Holdings, Inc.	7,900	6,774
MrMax Holdings, Ltd.	11,300	54,423
MTI, Ltd.	8,800	31,348
Mugen Estate Company, Ltd.	4,300	16,600
m-up Holdings, Inc. (B)	8,800	81,381
Murakami Corp.	2,600	45,611
Musashi Company, Ltd.	900	11,824
Musashi Seimitsu Industry Company, Ltd.	16,800	182,318
Mutoh Holdings Company, Ltd.	600	10,135
NAC Company, Ltd.	3,500	25,928
Nachi-Fujikoshi Corp.	4,600	130,390
Nadex Company, Ltd.	1,200	5,958
Nafco Company, Ltd.	5,000	61,758
Nagano Keiki Company, Ltd.	5,500	50,240
Nagase & Company, Ltd.	31,700	446,262
Nagatanien Holdings Company, Ltd.	4,500	69,535
Nagawa Company, Ltd. (B)	2,300	156,547
Naigai Tec Corp.	600	12,969
Naigai Trans Line, Ltd.	2,800	43,809
Nakabayashi Company, Ltd.	8,300	32,253
Nakamoto Packs Company, Ltd.	800	9,993
Nakamura Choukou Company, Ltd. (A)	1,900	8,195
Nakamuraya Company, Ltd.	1,600	37,842
Nakanishi, Inc.	21,300	420,120
Nakano Corp.	7,900	19,085
Nakano Refrigerators Company, Ltd.	300	13,104
Nakayama Steel Works, Ltd.	10,000	33,023
Nakayamafuku Company, Ltd.	4,400	11,285
Nakayo, Inc.	1,000	8,824
Namura Shipbuilding Company, Ltd. (A)(B)	21,772	68,508
Nankai Electric Railway Company, Ltd.	15,100	281,238
Narasaki Sangyo Company, Ltd.	1,600	20,780
Natori Company, Ltd.	4,000	62,045
NEC Capital Solutions, Ltd.	3,800	57,553
NEC Networks & System Integration Corp.	11,100	156,915
NEOJAPAN, Inc.	800	7,706
NET One Systems Company, Ltd.	20,600	442,207
Neturen Company, Ltd.	12,900	63,945
New Art Holdings Company, Ltd.	1,800	16,326
New Japan Chemical Company, Ltd.	8,300	16,224
Nextage Company, Ltd.	13,600	214,878
NexTone, Inc. (A)	1,100	31,090
NF Holdings Corp.	2,500	23,099
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
NHK Spring Company, Ltd.	55,900	$400,578
Nicca Chemical Company, Ltd.	2,500	15,795
Nice Corp.	2,300	29,703
Nichia Steel Works, Ltd.	11,800	23,930
Nichias Corp.	19,300	337,831
Nichiban Company, Ltd.	4,700	58,910
Nichicon Corp.	14,573	150,164
Nichiden Corp.	6,200	97,024
Nichiha Corp.	9,300	173,452
Nichi-iko Pharmaceutical Company, Ltd. (A)	19,100	49,608
Nichimo Company, Ltd.	700	13,353
Nichireki Company, Ltd.	9,400	95,264
Nichirin Company, Ltd.	3,890	46,368
Nihon Chouzai Company, Ltd.	4,960	47,271
Nihon Dengi Company, Ltd.	1,400	35,919
Nihon Denkei Company, Ltd.	2,100	23,987
Nihon Flush Company, Ltd.	7,000	50,318
Nihon House Holdings Company, Ltd.	16,800	54,891
Nihon Kagaku Sangyo Company, Ltd.	3,200	26,083
Nihon Kohden Corp.	1,200	28,343
Nihon Nohyaku Company, Ltd.	15,800	86,184
Nihon Parkerizing Company, Ltd.	28,100	200,115
Nihon Plast Company, Ltd.	7,300	25,557
Nihon Tokushu Toryo Company, Ltd.	5,000	36,576
Nihon Trim Company, Ltd.	800	15,024
Nihon Yamamura Glass Company, Ltd. (A)	2,800	16,553
Niitaka Company, Ltd.	800	13,627
Nikkato Corp.	2,200	8,243
Nikkiso Company, Ltd. (B)	19,500	120,595
Nikko Company, Ltd.	11,600	55,608
Nikkon Holdings Company, Ltd.	20,000	312,677
Nippi, Inc.	400	10,638
Nippn Corp.	16,900	205,415
Nippon Air Conditioning Services Company, Ltd.	12,100	75,230
Nippon Aqua Company, Ltd.	2,800	13,817
Nippon Avionics Company, Ltd. (A)	300	7,069
Nippon Beet Sugar Manufacturing Company, Ltd.	3,900	50,507
Nippon Carbide Industries Company, Inc.	2,500	27,757
Nippon Carbon Company, Ltd.	3,700	121,437
Nippon Chemical Industrial Company, Ltd.	2,500	40,637
Nippon Chemi-Con Corp. (A)	6,927	97,651
Nippon Chemiphar Company, Ltd.	1,100	16,384
Nippon Coke & Engineering Company, Ltd.	62,600	61,652
Nippon Concept Corp.	3,300	39,198
Nippon Concrete Industries Company, Ltd.	18,600	40,424
Nippon Denko Company, Ltd.	43,800	120,139
Nippon Densetsu Kogyo Company, Ltd.	10,900	134,273
Nippon Dry-Chemical Company, Ltd.	900	10,939
Nippon Electric Glass Company, Ltd.	13,600	287,810
Nippon Felt Company, Ltd.	5,500	18,239
Nippon Filcon Company, Ltd. (B)	5,600	21,895
Nippon Fine Chemical Company, Ltd.	4,400	69,649
Nippon Gas Company, Ltd.	34,800	516,988
Nippon Hume Corp.	8,600	45,610
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Nippon Kanzai Company, Ltd.	2,100	$42,061
Nippon Kayaku Company, Ltd.	26,700	230,785
Nippon Kodoshi Corp.	2,000	33,482
Nippon Koei Company, Ltd.	3,700	90,056
Nippon Light Metal Holdings Company, Ltd.	17,720	216,749
Nippon Paper Industries Company, Ltd.	33,800	247,688
Nippon Parking Development Company, Ltd.	73,000	91,129
Nippon Pillar Packing Company, Ltd.	6,100	136,178
Nippon Piston Ring Company, Ltd.	3,400	34,340
Nippon Rietec Company, Ltd.	3,000	25,022
Nippon Seiki Company, Ltd.	18,100	124,019
Nippon Seisen Company, Ltd.	1,000	32,786
Nippon Sharyo, Ltd.	3,000	48,866
Nippon Sheet Glass Company, Ltd. (A)	16,200	48,680
Nippon Shokubai Company, Ltd.	4,700	192,817
Nippon Signal Company, Ltd.	16,800	116,648
Nippon Soda Company, Ltd.	7,400	229,885
Nippon Steel Trading Corp.	4,568	190,269
Nippon Suisan Kaisha, Ltd.	97,500	394,578
Nippon Systemware Company, Ltd.	3,800	73,119
Nippon Thompson Company, Ltd.	16,500	70,867
Nippon Yakin Kogyo Company, Ltd.	5,220	89,245
Nipro Corp.	43,600	345,351
Nireco Corp.	1,900	13,019
Nishikawa Rubber Company, Ltd.	5,200	48,384
Nishimatsu Construction Company, Ltd.	13,200	421,471
Nishimatsuya Chain Company, Ltd. (B)	13,000	147,768
Nishimoto Company, Ltd.	1,500	40,049
Nishi-Nippon Financial Holdings, Inc.	37,800	222,976
Nishi-Nippon Railroad Company, Ltd.	17,400	369,839
Nishio Rent All Company, Ltd.	6,700	140,772
Nissan Shatai Company, Ltd.	22,700	104,541
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	15,141
Nissei ASB Machine Company, Ltd.	2,800	69,391
Nissei Plastic Industrial Company, Ltd.	5,600	39,942
Nissha Company, Ltd.	15,200	174,667
Nisshin Group Holdings Company, Ltd.	14,000	49,310
Nisshinbo Holdings, Inc.	41,957	337,776
Nissin Corp.	5,200	68,307
Nissin Electric Company, Ltd.	15,900	181,198
Nissin Sugar Company, Ltd.	4,100	55,748
Nisso Corp.	4,000	18,806
Nissui Pharmaceutical Company, Ltd.	3,800	29,158
Nitta Corp.	8,100	176,735
Nitta Gelatin, Inc.	3,400	16,607
Nittetsu Mining Company, Ltd.	2,000	91,027
Nitto Boseki Company, Ltd.	6,400	130,588
Nitto Fuji Flour Milling Company, Ltd.	800	27,189
Nitto Kogyo Corp.	10,200	173,918
Nitto Kohki Company, Ltd.	3,400	39,505
Nitto Seiko Company, Ltd. (B)	12,400	48,889
Nittoc Construction Company, Ltd.	5,200	31,190
Nittoku Company, Ltd.	1,400	25,913
NJS Company, Ltd.	2,800	45,418
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Noda Corp.	2,500	$23,263
Noevir Holdings Company, Ltd.	5,300	226,415
Nohmi Bosai, Ltd.	6,200	81,299
Nojima Corp.	10,300	234,841
NOK Corp.	24,600	220,010
Nomura Company, Ltd.	1,800	12,656
Nomura Micro Science Company, Ltd.	2,000	64,853
Noritake Company, Ltd.	3,800	124,554
Noritsu Koki Company, Ltd.	6,800	123,804
Noritz Corp.	10,700	124,291
North Pacific Bank, Ltd.	98,400	166,639
Nozawa Corp.	2,600	14,332
NS Tool Company, Ltd.	5,400	55,141
NS United Kaiun Kaisha, Ltd.	2,700	88,060
NSD Company, Ltd.	23,212	417,610
NTN Corp. (A)	133,900	273,076
Obara Group, Inc.	4,200	95,038
Oenon Holdings, Inc.	17,500	40,627
Ohara, Inc.	2,700	25,466
Ohashi Technica, Inc.	4,100	40,618
Ohba Company, Ltd. (B)	2,200	12,661
Ohizumi Manufacturing Company, Ltd.	600	4,138
Ohki Healthcare Holdings Company, Ltd.	1,100	5,925
Ohmoto Gumi Company, Ltd.	700	34,840
Ohsho Food Service Corp.	4,500	221,181
Oiles Corp.	8,672	104,496
Oisix ra daichi, Inc. (A)	7,900	116,362
Okabe Company, Ltd.	14,300	70,075
Okada Aiyon Corp.	2,200	26,140
Okamoto Industries, Inc.	4,100	122,116
Okamoto Machine Tool Works, Ltd. (B)	1,300	44,572
Okamura Corp.	20,100	171,688
Okasan Securities Group, Inc.	58,700	156,223
Okaya Electric Industries Company, Ltd. (A)	2,700	6,046
Oki Electric Industry Company, Ltd.	29,700	172,565
Okinawa Cellular Telephone Company	4,100	163,344
Okinawa Financial Group, Inc.	6,905	114,967
OKUMA Corp.	8,176	328,796
Okumura Corp.	9,500	209,637
Okura Industrial Company, Ltd.	3,400	44,893
Okuwa Company, Ltd.	8,900	59,363
Olympic Group Corp.	3,100	15,397
Onoken Company, Ltd.	7,100	76,503
Onward Holdings Company, Ltd.	40,200	81,425
Optex Group Company, Ltd.	11,600	181,494
Optim Corp. (A)	4,000	25,809
Optorun Company, Ltd.	7,500	115,200
Organo Corp.	1,900	144,190
Oricon, Inc.	1,200	8,034
Orient Corp.	159,100	152,099
Oriental Shiraishi Corp.	46,600	86,236
Origin Company, Ltd.	2,200	21,891
Oro Company, Ltd.	2,100	30,809
Osaka Organic Chemical Industry, Ltd.	5,600	120,564
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Osaka Soda Company, Ltd.	4,300	$100,107
Osaka Steel Company, Ltd.	5,800	61,997
Osaki Electric Company, Ltd.	18,300	71,498
OSG Corp.	25,000	320,777
OUG Holdings, Inc.	1,700	36,527
Outsourcing, Inc.	36,200	308,943
Oyo Corp.	7,300	97,897
Ozu Corp.	2,000	30,135
Pacific Industrial Company, Ltd.	16,800	138,818
Pacific Metals Company, Ltd.	6,700	145,257
PAL GROUP Holdings Company, Ltd.	6,200	77,485
Paraca, Inc.	2,500	34,824
Paramount Bed Holdings Company, Ltd.	12,800	199,152
Paris Miki Holdings, Inc.	9,700	20,506
Park24 Company, Ltd. (A)	6,000	94,025
Parker Corp.	4,000	16,436
Pasona Group, Inc.	7,800	126,102
PC Depot Corp.	12,000	32,654
PCA Corp.	3,600	34,527
PCI Holdings, Inc.	1,600	12,909
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	34,173
Penta-Ocean Construction Company, Ltd.	80,200	394,441
People Dreams & Technologies Group Company, Ltd.	2,800	53,433
PeptiDream, Inc. (A)	12,000	149,270
Pharma Foods International Company, Ltd. (B)	7,000	85,417
Phil Company, Inc.	1,200	11,045
Pickles Corp.	4,200	43,131
Pigeon Corp.	23,100	330,753
Pilot Corp.	5,400	210,171
Piolax, Inc.	11,000	156,867
Pipedo HD, Inc.	700	14,863
Plenus Company, Ltd.	5,300	79,996
Poletowin Pitcrew Holdings, Inc.	10,400	82,747
Poppins Corp.	700	11,118
Precision System Science Company, Ltd. (A)	7,400	21,630
Premier Anti-Aging Company, Ltd. (A)	500	15,298
Premium Group Company, Ltd.	3,800	119,949
Premium Water Holdings, Inc.	900	16,631
Press Kogyo Company, Ltd.	35,700	114,257
Pressance Corp.	6,300	74,212
Prestige International, Inc.	34,100	169,285
Prima Meat Packers, Ltd.	9,300	152,285
Procrea Holdings, Inc.	10,696	157,613
Pronexus, Inc.	6,000	51,162
Property Agent, Inc.	400	4,707
Pro-Ship, Inc.	1,900	21,825
Proto Corp.	10,200	78,618
PS Mitsubishi Construction Company, Ltd.	8,400	39,250
Punch Industry Company, Ltd.	6,700	24,362
QB Net Holdings Company, Ltd. (A)	3,200	33,952
Qol Holdings Company, Ltd.	9,400	91,307
Quick Company, Ltd.	3,200	34,832
Raccoon Holdings, Inc. (B)	5,700	64,578
Raito Kogyo Company, Ltd.	13,800	179,844
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Raiznext Corp.	11,700	$104,940
RaQualia Pharma, Inc. (A)	3,300	19,266
Rasa Corp.	2,900	21,811
Rasa Industries, Ltd.	2,800	41,940
Raysum Company, Ltd.	3,700	30,471
Relia, Inc.	13,500	115,142
Relo Group, Inc.	1,600	26,299
RenetJapanGroup, Inc. (A)	1,500	4,812
Rengo Company, Ltd.	48,500	261,886
RENOVA, Inc. (A)(B)	9,100	133,937
Resorttrust, Inc.	27,400	454,079
Restar Holdings Corp.	3,600	57,165
Retail Partners Company, Ltd.	7,500	65,142
Rheon Automatic Machinery Company, Ltd.	7,800	80,701
Rhythm Company, Ltd.	2,000	28,144
Riberesute Corp.	2,000	11,742
Ricoh Leasing Company, Ltd.	4,400	116,372
Ride On Express Holdings Company, Ltd.	2,400	22,487
Right On Company, Ltd. (A)	6,300	35,988
Riken Corp.	3,100	56,253
Riken Keiki Company, Ltd.	4,400	142,858
Riken Technos Corp.	16,600	55,742
Riken Vitamin Company, Ltd.	6,900	86,490
Rion Company, Ltd.	3,400	68,115
Riso Kyoiku Company, Ltd.	42,300	111,848
River Eletec Corp.	1,100	7,852
Rock Field Company, Ltd.	6,500	70,599
Rokko Butter Company, Ltd.	5,800	64,418
Roland Corp.	3,500	126,990
Roland DG Corp.	4,500	107,865
Rorze Corp.	3,100	258,665
Round One Corp.	17,300	202,642
Ryobi, Ltd.	8,800	74,657
Ryoden Corp.	6,200	79,134
Ryosan Company, Ltd.	7,729	148,447
S Foods, Inc.	6,600	154,567
S Line Company, Ltd.	2,000	13,232
S&B Foods, Inc.	2,100	59,006
Sac’s Bar Holdings, Inc.	7,300	33,679
Sagami Rubber Industries Company, Ltd.	2,000	11,662
Saibu Gas Holdings Company, Ltd.	8,000	118,259
Saint-Care Holding Corp.	3,300	21,165
Saison Information Systems Company, Ltd.	1,000	13,355
Sakai Chemical Industry Company, Ltd.	5,200	76,691
Sakai Heavy Industries, Ltd.	1,600	36,891
Sakai Moving Service Company, Ltd.	3,600	121,606
Sakata INX Corp.	15,300	108,752
Sakura Internet, Inc.	4,500	19,462
Sala Corp.	18,800	90,347
SAMTY Company, Ltd.	12,000	185,910
San Holdings, Inc.	3,700	54,715
San ju San Financial Group, Inc.	8,020	85,105
San-A Company, Ltd.	6,400	195,232
San-Ai Obbli Company, Ltd.	21,300	158,127
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Sanden Corp. (A)	4,600	$7,430
Sanei Architecture Planning Company, Ltd.	4,100	52,480
Sangetsu Corp.	12,700	151,106
Sanix, Inc. (A)	12,300	23,027
Sanken Electric Company, Ltd.	6,887	290,265
Sanki Engineering Company, Ltd.	15,500	174,278
Sanko Gosei, Ltd.	3,100	8,147
Sanko Metal Industrial Company, Ltd.	600	12,953
Sankyo Company, Ltd.	4,900	163,066
Sankyo Frontier Company, Ltd.	1,300	41,448
Sankyo Seiko Company, Ltd.	10,400	44,567
Sankyo Tateyama, Inc.	9,600	43,288
Sankyu, Inc.	12,000	359,166
Sanoh Industrial Company, Ltd.	8,800	43,750
Sansei Landic Company, Ltd.	1,100	7,539
Sansei Technologies, Inc.	3,900	25,991
Sansha Electric Manufacturing Company, Ltd.	4,100	28,821
Sanshin Electronics Company, Ltd.	2,900	35,843
Sanyo Chemical Industries, Ltd.	3,900	140,029
Sanyo Denki Company, Ltd.	3,300	141,094
Sanyo Electric Railway Company, Ltd.	6,700	111,185
Sanyo Engineering & Construction, Inc.	1,900	9,759
Sanyo Shokai, Ltd. (A)	4,800	33,371
Sanyo Special Steel Company, Ltd.	5,629	91,651
Sanyo Trading Company, Ltd.	7,600	56,703
Sapporo Holdings, Ltd.	21,700	470,644
Sata Construction Company, Ltd.	1,800	6,600
Sato Holdings Corp.	10,200	150,184
Sato Shoji Corp.	6,400	57,628
Satori Electric Company, Ltd.	2,900	25,609
Sawai Group Holdings Company, Ltd.	9,100	268,450
Saxa Holdings, Inc.	1,800	21,175
SB Technology Corp. (B)	3,400	60,850
SBI Insurance Group Company, Ltd. (A)	2,300	16,066
SBS Holdings, Inc.	6,200	144,105
Scala, Inc.	6,200	36,725
Scroll Corp.	11,000	71,993
SEC Carbon, Ltd.	500	19,429
Seed Company, Ltd.	3,300	12,932
Seika Corp.	2,900	36,746
Seikagaku Corp.	14,500	89,381
Seikitokyu Kogyo Company, Ltd.	11,800	73,701
Seiko Electric Company, Ltd.	1,100	9,487
Seiko Holdings Corp.	8,000	161,201
Seiko PMC Corp.	5,600	24,726
Seikoh Giken Company, Ltd.	900	11,681
Seino Holdings Company, Ltd.	5,800	46,276
Seiren Company, Ltd.	15,200	239,753
Sekisui Jushi Corp.	9,300	121,021
Sekisui Kasei Company, Ltd.	9,800	30,772
SEMITEC Corp.	300	15,653
Senko Group Holdings Company, Ltd.	39,400	257,970
Senshu Electric Company, Ltd.	2,700	112,327
Senshu Ikeda Holdings, Inc.	88,700	127,035
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Senshukai Company, Ltd.	13,900	$42,676
Septeni Holdings Company, Ltd.	23,400	99,656
SERAKU Company, Ltd.	2,300	20,362
Seria Company, Ltd.	13,900	245,788
Seven Bank, Ltd.	37,200	70,247
Shibaura Electronics Company, Ltd.	2,700	122,509
Shibaura Machine Company, Ltd.	7,800	196,886
Shibaura Mechatronics Corp.	1,100	90,865
Shibuya Corp.	5,600	100,699
Shidax Corp. (A)	6,600	24,637
Shikibo, Ltd.	2,100	14,797
Shikoku Chemicals Corp.	12,800	124,644
Shikoku Electric Power Company, Inc.	43,300	260,444
Shima Seiki Manufacturing, Ltd.	10,000	157,320
Shimojima Company, Ltd.	3,900	29,298
Shin Maint Holdings Company, Ltd.	1,200	10,870
Shin Nippon Air Technologies Company, Ltd.	2,700	38,246
Shin Nippon Biomedical Laboratories, Ltd.	7,000	89,545
Shinagawa Refractories Company, Ltd.	1,800	51,115
Shindengen Electric Manufacturing Company, Ltd.	2,900	71,812
Shin-Etsu Polymer Company, Ltd.	14,100	121,162
Shin-Keisei Electric Railway Company, Ltd.	2,200	47,228
Shinki Bus Company, Ltd.	1,300	32,749
Shinko Shoji Company, Ltd.	5,900	41,051
Shinmaywa Industries, Ltd.	19,500	146,377
Shinnihon Corp.	9,600	55,139
Shin-Nihon Tatemono Company, Ltd.	3,900	12,434
Shinnihonseiyaku Company, Ltd.	2,700	27,846
Shinoken Group Company, Ltd.	7,700	59,350
Shinsho Corp.	2,100	62,224
Shinwa Company, Ltd.	4,000	67,467
Shinwa Company, Ltd. (Gifu)	2,700	16,461
Ship Healthcare Holdings, Inc.	22,500	399,476
Shizuki Electric Company, Inc.	5,000	18,795
Shizuoka Gas Company, Ltd.	19,800	126,170
SHL-Japan, Ltd.	1,000	20,282
SHO-BOND Holdings Company, Ltd.	1,100	49,221
Shobunsha Holdings, Inc. (A)	4,100	13,082
Shoei Company, Ltd.	7,600	283,179
Shoei Foods Corp.	2,900	90,781
Shofu, Inc.	3,500	45,087
Showa Sangyo Company, Ltd.	6,300	117,335
Showa Shinku Company, Ltd.	900	10,134
Sigma Koki Company, Ltd.	1,800	20,834
SIGMAXYZ Holdings, Inc.	10,600	93,115
Siix Corp.	11,600	95,542
Silver Life Company, Ltd. (A)	1,200	14,096
Sinanen Holdings Company, Ltd.	3,100	83,955
Sinfonia Technology Company, Ltd.	9,000	94,752
Sinko Industries, Ltd.	8,100	99,015
Sintokogio, Ltd.	17,000	89,327
SK Kaken Company, Ltd.	200	51,993
SK-Electronics Company, Ltd.	3,800	28,447
SKY Perfect JSAT Holdings, Inc.	42,500	152,989
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Smaregi, Inc. (A)	1,600	$11,472
SMK Corp.	1,900	32,017
Snow Peak, Inc. (B)	9,200	194,609
Soda Nikka Company, Ltd.	5,800	28,357
Sodick Company, Ltd.	17,100	104,165
Soft99 Corp.	6,300	54,460
Softcreate Holdings Corp.	2,700	86,854
Software Service, Inc.	900	39,368
Soiken Holdings, Inc.	8,200	21,795
Soken Chemical & Engineering Company, Ltd.	3,400	46,431
Solasto Corp.	16,100	87,243
Soliton Systems KK	3,800	37,660
Solxyz Company, Ltd.	2,400	7,025
Sotetsu Holdings, Inc.	12,600	217,598
Sotoh Company, Ltd.	2,400	16,410
Space Company, Ltd.	2,970	21,559
Sparx Group Company, Ltd.	33,900	69,896
SpiderPlus & Company (A)	2,000	7,238
SPK Corp.	1,800	19,119
S-Pool, Inc.	21,400	202,321
Sprix, Ltd.	900	7,329
SRA Holdings	4,000	87,250
SRE Holdings Corp. (A)	3,100	46,252
ST Corp.	4,300	48,688
St. Marc Holdings Company, Ltd.	6,600	77,643
Star Mica Holdings Company, Ltd.	4,200	50,201
Star Micronics Company, Ltd.	12,200	159,189
Starts Corp., Inc.	9,700	183,097
Starzen Company, Ltd.	5,800	88,824
Stella Chemifa Corp.	3,500	69,148
Step Company, Ltd.	2,900	39,860
Strike Company, Ltd.	2,600	74,482
Studio Alice Company, Ltd.	3,500	61,317
Subaru Enterprise Company, Ltd.	500	33,461
Sugimoto & Company, Ltd.	4,000	72,614
Sumida Corp.	10,600	68,136
Suminoe Textile Company, Ltd. (B)	2,199	28,781
Sumiseki Holdings, Inc.	21,100	33,773
Sumitomo Bakelite Company, Ltd.	10,700	359,112
Sumitomo Densetsu Company, Ltd.	5,400	97,814
Sumitomo Mitsui Construction Company, Ltd.	57,660	195,015
Sumitomo Osaka Cement Company, Ltd.	10,700	266,077
Sumitomo Precision Products Company, Ltd. (A)	1,500	30,827
Sumitomo Riko Company, Ltd.	15,300	66,857
Sumitomo Seika Chemicals Company, Ltd.	3,600	81,059
Sun Frontier Fudousan Company, Ltd.	10,900	89,087
Suncall Corp.	7,800	39,609
Sun-Wa Technos Corp.	3,500	38,527
SuRaLa Net Company, Ltd. (A)	1,400	12,232
Suruga Bank, Ltd.	47,900	132,497
Suzuki Company, Ltd.	5,600	35,966
SWCC Showa Holdings Company, Ltd.	8,300	111,999
System Information Company, Ltd.	2,200	17,334
System Research Company, Ltd.	1,400	22,539
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Systems Engineering Consultants Company, Ltd.	600	$11,655
Systena Corp.	87,000	281,567
Syuppin Company, Ltd. (B)	5,600	63,124
T Hasegawa Company, Ltd.	10,800	206,992
T RAD Company, Ltd.	2,000	43,694
T&K Toka Company, Ltd.	9,100	58,863
Tachibana Eletech Company, Ltd.	6,500	78,693
Tachikawa Corp.	4,800	41,195
Tachi-S Company, Ltd.	12,400	110,570
Tadano, Ltd.	31,500	231,164
Taihei Dengyo Kaisha, Ltd.	4,600	97,932
Taiheiyo Cement Corp.	4,300	64,226
Taiheiyo Kouhatsu, Inc.	1,200	6,230
Taiho Kogyo Company, Ltd.	8,000	43,729
Taikisha, Ltd.	7,700	180,816
Taiko Pharmaceutical Company, Ltd. (A)	7,600	35,444
Taisei Lamick Company, Ltd.	2,500	51,864
Taisei Oncho Company, Ltd.	500	7,070
Taiyo Holdings Company, Ltd.	11,500	290,796
Takachiho Koheki Company, Ltd.	1,300	18,441
Takamatsu Construction Group Company, Ltd.	5,900	94,650
Takamatsu Machinery Company, Ltd.	1,100	5,410
Takamiya Company, Ltd.	9,700	27,345
Takano Company, Ltd.	2,400	16,089
Takaoka Toko Company, Ltd.	3,970	54,898
Takara & Company, Ltd. (B)	3,400	47,694
Takara Holdings, Inc.	38,000	282,105
Takara Leben Company, Ltd.	27,300	70,109
Takara Standard Company, Ltd.	11,600	110,444
Takasago International Corp.	5,000	90,387
Takasago Thermal Engineering Company, Ltd.	13,500	162,419
Takashima & Company, Ltd.	1,400	26,917
Takashimaya Company, Ltd.	47,400	471,131
Takasho Company, Ltd.	3,000	17,484
TAKEBISHI Corp.	2,500	28,530
Takemoto Yohki Company, Ltd.	3,200	20,255
Takeuchi Manufacturing Company, Ltd.	10,800	196,048
Takihyo Company, Ltd. (B)	1,900	15,222
Takisawa Machine Tool Company, Ltd.	2,600	26,304
Takuma Company, Ltd.	17,700	195,129
Tama Home Company, Ltd. (B)	5,200	95,500
Tamagawa Holdings Company, Ltd.	900	5,255
Tamron Company, Ltd.	4,900	92,979
Tamura Corp. (B)	28,100	120,344
Tanabe Consulting Company, Ltd.	1,800	9,778
Tanabe Engineering Corp.	1,900	13,210
Tanaka Chemical Corp. (A)	3,400	33,563
Tanseisha Company, Ltd.	13,500	85,766
Taoka Chemical Company, Ltd.	2,500	17,973
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	56,147
Tayca Corp.	6,700	63,816
Tazmo Company, Ltd.	1,800	16,575
TBK Company, Ltd.	9,100	24,442
TDC Soft, Inc.	6,600	54,311
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Tear Corp.	4,900	$17,497
TechMatrix Corp.	12,300	153,777
TECHNO ASSOCIE Company, Ltd.	2,700	24,052
Techno Horizon Company, Ltd. (B)	4,100	18,513
Techno Medica Company, Ltd.	2,400	29,620
Techno Ryowa, Ltd.	3,800	25,178
Techno Smart Corp.	3,200	35,360
Technoflex Corp.	1,300	10,145
Tecnos Japan, Inc.	3,900	15,539
Teijin, Ltd.	6,900	70,963
Teikoku Electric Manufacturing Company, Ltd.	6,300	79,370
Teikoku Sen-I Company, Ltd.	6,300	75,542
Teikoku Tsushin Kogyo Company, Ltd.	2,800	31,323
Tekken Corp.	5,000	69,289
Temairazu, Inc.	800	35,726
Tenma Corp.	5,800	104,088
Tenox Corp.	2,100	13,599
Tera Probe, Inc.	1,200	13,298
Teraoka Seisakusho Company, Ltd.	2,900	8,157
Terilogy Company, Ltd.	4,200	12,094
T-Gaia Corp.	7,400	93,839
The 77 Bank, Ltd.	17,000	224,994
The Aichi Bank, Ltd.	2,700	105,475
The Akita Bank, Ltd.	6,900	81,885
The Awa Bank, Ltd.	12,900	200,777
The Bank of Iwate, Ltd.	5,600	87,169
The Bank of Kochi, Ltd.	2,600	15,136
The Bank of Nagoya, Ltd.	4,300	102,040
The Bank of Saga, Ltd.	5,600	61,361
The Bank of Toyama, Ltd.	1,200	17,243
The Chiba Kogyo Bank, Ltd.	19,700	39,829
The Chugoku Bank, Ltd.	47,400	339,933
The Chukyo Bank, Ltd.	2,400	30,135
The Daito Bank, Ltd.	2,800	14,128
The Ehime Bank, Ltd.	12,550	78,801
The First Bank of Toyama, Ltd.	22,700	71,690
The Fukui Bank, Ltd.	8,318	85,314
The Furukawa Battery Company, Ltd.	5,900	54,661
The Gunma Bank, Ltd.	111,000	304,658
The Hachijuni Bank, Ltd.	98,700	345,672
The Hyakugo Bank, Ltd.	76,400	189,752
The Hyakujushi Bank, Ltd.	9,200	123,812
The Iyo Bank, Ltd.	70,300	344,578
The Japan Wool Textile Company, Ltd.	19,500	139,434
The Keiyo Bank, Ltd.	37,300	132,824
The Kita-Nippon Bank, Ltd.	3,500	42,708
The Kiyo Bank, Ltd.	18,139	195,022
The Miyazaki Bank, Ltd.	5,300	83,453
The Monogatari Corp.	3,500	143,991
The Musashino Bank, Ltd.	10,200	136,729
The Nagano Bank, Ltd.	3,900	38,123
The Nanto Bank, Ltd.	9,100	136,599
The Nippon Road Company, Ltd.	1,300	64,469
The Nisshin Oillio Group, Ltd.	7,800	179,946
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
The Ogaki Kyoritsu Bank, Ltd.	11,600	$155,281
The Oita Bank, Ltd.	6,200	84,555
The Okinawa Electric Power Company, Inc.	16,664	151,566
The Pack Corp.	5,400	97,259
The San-In Godo Bank, Ltd.	48,800	243,250
The Shibusawa Warehouse Company, Ltd.	3,500	62,319
The Shiga Bank, Ltd.	12,000	258,936
The Shikoku Bank, Ltd.	12,900	80,187
The Shimizu Bank, Ltd.	3,900	44,993
The Sumitomo Warehouse Company, Ltd.	18,576	309,061
The Taiko Bank, Ltd.	3,400	34,099
The Tochigi Bank, Ltd.	38,700	80,904
The Toho Bank, Ltd.	80,000	123,965
The Tohoku Bank, Ltd.	3,800	28,934
The Torigoe Company, Ltd.	5,900	29,524
The Tottori Bank, Ltd.	3,400	31,426
The Towa Bank, Ltd.	14,100	55,428
The Yamagata Bank, Ltd.	9,800	63,384
The Yamanashi Chuo Bank, Ltd.	11,351	100,998
The Zenitaka Corp.	600	16,830
Tigers Polymer Corp.	6,500	21,603
TKC Corp.	8,100	211,438
Toa Corp. (Hyogo)	8,800	55,665
Toa Corp. (Tokyo)	4,900	89,625
Toa Oil Company, Ltd.	3,500	67,659
TOA ROAD Corp.	1,500	62,316
Toabo Corp.	3,800	11,244
Toagosei Company, Ltd.	32,100	254,777
Toba, Inc.	800	17,342
Tobila Systems, Inc.	900	5,596
Tobishima Corp.	8,220	64,050
TOC Company, Ltd.	9,300	44,479
Tocalo Company, Ltd.	20,100	212,440
Toda Corp.	30,700	161,056
Toda Kogyo Corp. (A)	900	18,329
Toei Company, Ltd.	300	42,914
Toell Company, Ltd.	3,900	26,200
Toenec Corp.	3,200	84,587
Togami Electric Manufacturing Company, Ltd.	600	7,999
Toho Acetylene Company, Ltd.	900	8,116
Toho Company, Ltd. (A)	3,700	33,160
Toho Holdings Company, Ltd.	18,300	277,257
Toho Titanium Company, Ltd.	10,000	168,962
Toho Zinc Company, Ltd.	5,500	99,224
Tohoku Steel Company, Ltd.	500	5,998
Tohokushinsha Film Corp.	6,700	32,499
Tokai Carbon Company, Ltd.	55,100	464,520
Tokai Corp.	7,600	100,319
TOKAI Holdings Corp.	33,300	227,253
Tokai Lease Company, Ltd.	300	3,541
Tokai Rika Company, Ltd.	16,900	183,469
Tokai Tokyo Financial Holdings, Inc.	60,000	172,916
Token Corp.	2,250	150,121
Tokushu Tokai Paper Company, Ltd.	3,600	90,369
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Tokuyama Corp.	19,900	$258,518
Tokyo Base Company, Ltd. (A)	7,500	20,069
Tokyo Electron Device, Ltd.	2,600	112,744
Tokyo Energy & Systems, Inc.	8,900	64,661
Tokyo Keiki, Inc.	4,200	42,889
Tokyo Kiraboshi Financial Group, Inc.	9,658	142,088
Tokyo Rakutenchi Company, Ltd.	1,200	36,934
Tokyo Rope Manufacturing Company, Ltd.	1,700	12,113
Tokyo Sangyo Company, Ltd.	6,600	36,101
Tokyo Seimitsu Company, Ltd.	12,700	488,592
Tokyo Steel Manufacturing Company, Ltd.	25,200	294,026
Tokyo Tekko Company, Ltd.	3,500	32,688
Tokyo Theatres Company, Inc.	2,400	23,011
Tokyotokeiba Company, Ltd.	5,000	143,720
Tokyu Construction Company, Ltd.	33,100	149,997
Tokyu Recreation Company, Ltd. (A)	800	31,291
Toli Corp.	17,800	28,535
Tomato Bank, Ltd.	3,200	25,108
Tomen Devices Corp.	900	42,208
Tomoe Corp.	7,600	25,006
Tomoe Engineering Company, Ltd.	2,400	45,518
Tomoegawa Company, Ltd. (A)	400	1,923
Tomoku Company, Ltd.	4,200	47,467
TOMONY Holdings, Inc.	54,300	127,956
Tomy Company, Ltd.	28,200	281,265
Tonami Holdings Company, Ltd.	2,200	59,474
Topcon Corp.	34,600	491,206
Topre Corp.	13,100	104,038
Topy Industries, Ltd.	5,700	58,826
Torex Semiconductor, Ltd.	2,300	51,753
Toridoll Holdings Corp.	13,900	246,209
Torii Pharmaceutical Company, Ltd.	4,700	110,120
Torishima Pump Manufacturing Company, Ltd.	8,000	80,514
Tosei Corp.	9,300	81,081
Toshiba TEC Corp.	6,200	194,412
Totech Corp.	2,000	48,522
Totetsu Kogyo Company, Ltd.	8,800	147,746
Totoku Electric Company, Ltd.	500	8,952
Toukei Computer Company, Ltd.	600	28,513
Tow Company, Ltd.	17,600	46,952
Towa Corp.	6,800	96,930
Towa Pharmaceutical Company, Ltd.	9,200	171,266
Toyo Construction Company, Ltd.	31,300	202,221
Toyo Corp.	8,200	68,478
Toyo Denki Seizo KK	3,100	22,002
Toyo Engineering Corp. (A)	11,300	54,160
Toyo Gosei Company, Ltd. (B)	1,800	126,015
Toyo Ink SC Holdings Company, Ltd.	11,100	164,385
Toyo Kanetsu KK	3,100	66,588
Toyo Logistics Company, Ltd.	6,100	14,474
Toyo Machinery & Metal Company, Ltd.	6,200	29,099
Toyo Securities Company, Ltd.	22,800	34,240
Toyo Seikan Group Holdings, Ltd.	5,400	57,608
Toyo Tanso Company, Ltd.	5,400	119,284
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Toyo Tire Corp.	20,000	$267,123
Toyo Wharf & Warehouse Company, Ltd.	1,900	19,923
Toyobo Company, Ltd.	27,106	216,559
Toyoda Gosei Company, Ltd.	12,000	189,791
TPR Company, Ltd.	8,300	80,955
Traders Holdings Company, Ltd.	6,220	15,888
Trancom Company, Ltd.	2,500	124,805
Trans Genic, Inc.	4,600	13,222
Transaction Company, Ltd.	3,700	31,515
Transcosmos, Inc.	3,900	104,578
TRE Holdings Corp.	13,576	235,641
Tri Chemical Laboratories, Inc.	8,400	166,819
Trinity Industrial Corp.	2,000	9,870
Trusco Nakayama Corp.	10,700	152,380
TS Tech Company, Ltd.	26,000	264,433
TSI Holdings Company, Ltd.	24,305	61,716
Tsubaki Nakashima Company, Ltd.	14,200	106,238
Tsubakimoto Chain Company	7,600	186,524
Tsubakimoto Kogyo Company, Ltd.	1,400	39,383
Tsugami Corp.	14,800	137,584
Tsukishima Kikai Company, Ltd.	9,900	71,577
Tsukuba Bank, Ltd.	31,600	44,992
Tsumura & Company	13,400	305,398
Tsurumi Manufacturing Company, Ltd.	6,300	88,214
Tsutsumi Jewelry Company, Ltd.	2,500	38,511
Tsuzuki Denki Company, Ltd.	2,100	22,445
TV Asahi Holdings Corp.	8,200	92,349
Tv Tokyo Holdings Corp.	2,400	37,667
TYK Corp.	6,400	13,941
UACJ Corp.	9,871	168,912
UBE Corp.	30,600	471,665
Ubicom Holdings, Inc.	2,100	44,119
Uchida Yoko Company, Ltd.	2,800	101,638
Ueki Corp.	1,200	13,677
ULS Group, Inc.	600	18,438
Ultrafabrics Holdings Company, Ltd.	600	11,168
Ulvac, Inc.	3,100	130,599
Uniden Holdings Corp.	2,000	52,719
Union Tool Company	3,100	87,765
Unipres Corp.	12,500	86,231
UNIRITA, Inc.	700	9,447
United Super Markets Holdings, Inc.	16,700	135,612
UNITED, Inc.	3,400	44,680
Unitika, Ltd. (A)	23,900	43,511
Universal Entertainment Corp. (A)	8,900	128,224
UPR Corp.	500	4,558
Urbanet Corp. Company, Ltd.	3,800	9,082
Usen-Next Holdings Company, Ltd.	4,100	64,404
User Local, Inc.	1,400	19,117
Ushio, Inc.	33,700	464,083
UT Group Company, Ltd.	8,700	163,822
UUUM Company, Ltd. (A)	1,200	13,166
Uzabase, Inc. (A)	6,700	39,135
V Technology Company, Ltd.	2,900	65,357
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Valor Holdings Company, Ltd.	11,700	$168,868
Valqua, Ltd.	5,800	123,526
Value HR Company, Ltd.	4,200	40,973
ValueCommerce Company, Ltd.	4,800	117,500
Valuence Holdings, Inc.	900	11,464
V-Cube, Inc.	5,200	34,780
Vector, Inc.	9,700	84,801
Vertex Corp.	1,440	37,134
Village Vanguard Company, Ltd. (A)	1,400	11,290
VINX Corp.	1,300	11,033
Vital KSK Holdings, Inc.	16,600	90,077
VT Holdings Company, Ltd.	29,100	103,417
Wacoal Holdings Corp.	12,600	194,768
Wacom Company, Ltd.	48,200	361,622
Waida Manufacturing Company, Ltd.	1,100	8,059
Wakachiku Construction Company, Ltd.	5,000	77,352
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	9,271
Wakita & Company, Ltd.	13,300	113,599
Warabeya Nichiyo Holdings Company, Ltd.	4,700	60,054
Waseda Academy Company, Ltd.	3,800	33,305
Watahan & Company, Ltd.	5,600	58,628
Watts Company, Ltd.	4,400	25,253
WDB Holdings Company, Ltd.	3,600	63,642
Weathernews, Inc.	1,900	98,621
Welbe, Inc.	4,800	30,832
Wellnet Corp.	2,500	9,584
West Holdings Corp. (B)	7,609	272,992
Will Group, Inc.	5,700	52,013
WILLs, Inc. (B)	1,200	5,826
WingArc1st, Inc.	3,400	36,627
WIN-Partners Company, Ltd.	4,900	39,419
Wood One Company, Ltd.	3,600	32,670
World Company, Ltd.	8,900	98,324
World Holdings Company, Ltd.	3,100	56,575
Wow World, Inc.	1,000	8,437
Wowow, Inc.	2,400	28,296
Writeup Company, Ltd. (A)	500	7,468
Xebio Holdings Company, Ltd.	7,100	47,534
YAC Holdings Company, Ltd.	2,200	30,210
Yachiyo Industry Company, Ltd. (A)	2,500	12,225
Yagi & Company, Ltd.	800	6,867
Yahagi Construction Company, Ltd.	9,700	59,155
Yaizu Suisankagaku Industry Company, Ltd.	2,900	20,545
YAKUODO Holdings Company, Ltd.	4,800	73,475
YAMABIKO Corp.	13,400	122,995
YAMADA Consulting Group Company, Ltd.	3,700	33,467
Yamaguchi Financial Group, Inc.	65,600	369,795
Yamaichi Electronics Company, Ltd.	8,400	122,010
YA-MAN, Ltd.	10,300	96,266
Yamashina Corp.	24,800	13,259
Yamatane Corp.	3,800	47,910
Yamato Corp.	5,600	32,818
Yamato International, Inc.	5,700	12,560
Yamato Kogyo Company, Ltd.	9,100	303,218
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Yamaura Corp.	1,600	$11,595
Yamaya Corp.	1,800	34,580
Yamazawa Company, Ltd.	1,800	21,148
Yamazen Corp.	21,500	157,279
Yaoko Company, Ltd.	1,100	55,016
Yashima Denki Company, Ltd.	4,800	36,913
Yasuda Logistics Corp.	5,200	38,904
Yasunaga Corp.	2,700	15,163
YE Digital Corp.	1,900	6,174
Yellow Hat, Ltd.	12,000	150,318
Yodogawa Steel Works, Ltd.	6,765	118,330
Yokogawa Bridge Holdings Corp.	12,100	180,912
Yokorei Company, Ltd.	17,200	112,328
Yokowo Company, Ltd.	6,100	114,319
Yomeishu Seizo Company, Ltd.	2,800	38,099
Yondenko Corp.	3,200	42,125
Yondoshi Holdings, Inc.	6,459	86,913
Yonex Company, Ltd.	10,500	88,318
Yonkyu Company, Ltd.	1,200	21,675
Yorozu Corp.	6,100	39,360
Yoshimura Food Holdings KK (A)	4,200	17,978
Yoshinoya Holdings Company, Ltd.	20,800	385,044
Yotai Refractories Company, Ltd.	6,700	80,561
Yuasa Funashoku Company, Ltd.	1,100	21,712
Yuasa Trading Company, Ltd.	6,300	156,381
Yuken Kogyo Company, Ltd.	1,200	16,473
Yukiguni Maitake Company, Ltd.	5,000	33,055
Yurtec Corp.	16,900	89,320
Yushin Precision Equipment Company, Ltd.	3,000	16,184
Yushiro Chemical Industry Company, Ltd.	3,700	29,758
Yutaka Giken Company, Ltd.	1,600	22,787
Zaoh Company, Ltd.	1,800	28,001
Zenrin Company, Ltd.	12,800	90,553
ZERIA Pharmaceutical Company, Ltd.	5,800	89,372
ZIGExN Company, Ltd.	17,300	49,864
Zuiko Corp.	4,400	27,102
Jersey, Channel Islands 0.1%		740,032
Breedon Group PLC	58,167	51,707
Centamin PLC	434,687	441,335
JTC PLC (D)	26,364	246,990
Liechtenstein 0.1%		405,427
Liechtensteinische Landesbank AG	4,965	274,548
VP Bank AG, Class A	1,363	130,879
Luxembourg 0.6%		3,922,564
ADLER Group SA (D)	6,350	31,430
APERAM SA	10,853	449,439
B&S Group Sarl (D)	5,479	33,049
Befesa SA (D)	7,157	476,731
Corestate Capital Holding SA (A)	6,240	11,663
d’Amico International Shipping SA (A)	70,483	15,369
Global Fashion Group SA (A)	1,654	3,613
Grand City Properties SA	32,774	583,462
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Luxembourg (continued)
IVS Group SA (A)	5,204	$25,721
L’Occitane International SA	78,250	245,646
Millicom International Cellular SA, SDR (A)	6,588	109,645
SES SA	106,700	1,019,158
Shurgard Self Storage SA	6,671	348,526
Stabilus SE	8,347	464,466
Sword Group	2,454	104,646
Macau 0.0%		94,235
MECOM Power and Construction, Ltd.	184,000	94,235
Malaysia 0.0%		88,816
Frencken Group, Ltd.	94,900	81,284
Pentamaster International, Ltd.	62,000	7,532
Malta 0.0%		66,779
Catena Media PLC (A)	2,080	9,089
Gaming Innovation Group, Inc. (A)	5,338	9,607
Kindred Group PLC	4,702	48,083
Monaco 0.0%		37,949
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	407	37,949
Mongolia 0.0%		12,514
Mongolian Mining Corp. (A)	36,000	12,514
Netherlands 2.3%		16,415,686
Aalberts NV	26,700	1,322,928
Accell Group NV (A)	7,022	389,891
Alfen Beheer BV (A)(B)(D)	6,527	703,456
AMG Advanced Metallurgical Group NV	9,532	349,883
Amsterdam Commodities NV	3,730	95,490
Arcadis NV	23,759	941,166
ASR Nederland NV	43,099	1,962,407
Basic-Fit NV (A)(D)	12,628	529,414
BE Semiconductor Industries NV	17,128	1,047,325
Beter Bed Holding NV (B)	4,223	22,432
Boskalis Westminster	27,669	963,796
Brack Capital Properties NV (A)	1,254	148,080
Brunel International NV	6,624	77,378
Corbion NV	18,570	670,479
Flow Traders (D)	9,046	283,857
ForFarmers NV	13,376	42,725
Fugro NV (A)	29,288	437,576
Heijmans NV	6,455	83,385
Hunter Douglas NV (A)	355	66,459
Intertrust NV (A)(D)	28,072	583,369
Kendrion NV	4,563	87,561
Koninklijke BAM Groep NV (A)	68,896	197,419
Koninklijke Vopak NV	9,802	280,739
Lucas Bols NV (A)(D)	3,531	42,473
Nedap NV	1,602	103,063
OCI NV (A)	25,879	908,701
Ordina NV	37,525	191,397
PostNL NV	138,097	469,906
PPHE Hotel Group, Ltd. (A)	4,213	84,610
SBM Offshore NV	52,324	847,950
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands (continued)
SIF Holding NV	1,808	$20,269
Signify NV (D)	33,733	1,345,047
Sligro Food Group NV (A)	7,792	166,420
TKH Group NV	12,076	587,254
TomTom NV (A)	18,990	156,650
Van Lanschot Kempen NV	7,794	204,731
New Zealand 0.5%		3,406,998
Air New Zealand, Ltd. (A)	343,398	142,795
Arvida Group, Ltd.	131,847	136,345
Briscoe Group, Ltd.	11,818	45,311
Channel Infrastructure NZ, Ltd. (A)	43,399	31,629
Chorus, Ltd.	116,170	539,282
Comvita, Ltd.	3,159	6,706
Delegat Group, Ltd.	9,275	72,592
Eroad, Ltd. (A)	5,969	9,164
Freightways, Ltd.	36,134	258,633
Gentrack Group, Ltd. (A)	9,421	10,012
Hallenstein Glasson Holdings, Ltd.	12,034	44,729
Heartland Group Holdings, Ltd.	165,207	226,076
Investore Property, Ltd.	79,415	79,104
KMD Brands, Ltd.	152,310	119,930
Manawa Energy, Ltd. (B)	10,579	47,763
Napier Port Holdings, Ltd.	4,702	8,665
NZME, Ltd.	72,696	61,388
NZX, Ltd.	79,567	66,317
Oceania Healthcare, Ltd.	128,966	86,484
Pacific Edge, Ltd. (A)(B)	113,948	52,726
PGG Wrightson, Ltd.	6,900	20,907
Pushpay Holdings, Ltd. (A)	136,920	129,872
Rakon, Ltd. (A)	10,627	10,361
Restaurant Brands New Zealand, Ltd.	8,039	61,835
Sanford, Ltd. (A)	22,753	62,893
Scales Corp., Ltd.	29,435	87,612
Serko, Ltd. (A)	10,833	25,521
Skellerup Holdings, Ltd.	34,902	124,738
SKY Network Television, Ltd. (A)	44,034	76,771
SKYCITY Entertainment Group, Ltd.	158,642	270,791
Steel & Tube Holdings, Ltd.	21,933	19,594
Summerset Group Holdings, Ltd.	22,151	152,599
Synlait Milk, Ltd. (A)	21,479	47,261
The Warehouse Group, Ltd.	25,288	56,519
Tourism Holdings, Ltd. (A)	30,975	55,430
TOWER, Ltd.	136,191	60,394
Turners Automotive Group, Ltd.	13,978	34,584
Vista Group International, Ltd. (A)	57,676	63,665
Norway 1.0%		6,837,933
2020 Bulkers, Ltd.	1,387	18,938
ABG Sundal Collier Holding ASA	136,334	102,346
Aker Solutions ASA	61,659	56,186
Aker Solutions ASA (Oslo Stock Exchange)	68,997	270,870
American Shipping Company ASA (A)	18,608	73,511
ArcticZymes Technologies ASA (A)	8,874	72,806
Atea ASA (A)	25,435	298,106
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Norway (continued)
Axactor ASA (A)	67,242	$44,083
B2Holding ASA	70,553	64,655
Belships ASA	7,101	18,179
Bonheur ASA	6,404	262,663
Bouvet ASA	17,015	115,398
BW Offshore, Ltd.	31,002	115,362
Crayon Group Holding ASA (A)(D)	17,078	263,724
DNO ASA	126,912	232,559
Elmera Group ASA (D)	16,180	41,361
Europris ASA (D)	50,683	260,933
FLEX LNG, Ltd.	11,436	313,005
Frontline, Ltd. (A)	26,966	270,118
Golden Ocean Group, Ltd.	27,873	417,586
Grieg Seafood ASA (A)	15,218	226,749
Hexagon Composites ASA (A)	32,197	117,317
Hofseth BioCare ASA (A)	27,299	10,710
Hunter Group ASA (A)	72,078	26,914
IDEX Biometrics ASA (A)	160,219	21,679
Itera ASA	21,736	31,893
Kid ASA (D)	6,963	68,267
Kitron ASA	44,546	89,923
Komplett Bank ASA (A)	16,702	11,961
Magseis Fairfield ASA (A)	43,692	28,342
Medistim ASA	2,230	62,484
MPC Container Ships ASA (A)	81,418	229,543
Multiconsult ASA (D)	2,538	36,702
Nordic Nanovector ASA (A)	14,098	17,389
Norske Skog ASA (A)(D)	12,202	77,101
Norway Royal Salmon ASA (A)	3,814	102,862
Norwegian Energy Company ASA (A)	3,101	123,992
NRC Group ASA (A)	5,750	11,148
Odfjell Drilling, Ltd. (A)	35,662	103,422
Odfjell SE, A Shares	7,780	39,849
OKEA ASA (A)	3,973	23,066
Olav Thon Eiendomsselskap ASA	1,071	20,369
Otello Corp. ASA (A)	3,814	10,994
Pareto Bank ASA	6,999	39,613
PGS ASA (A)	150,095	91,572
PhotoCure ASA (A)	5,281	59,711
poLight ASA (A)(D)	3,345	8,993
Protector Forsikring ASA	21,539	243,839
Q-Free ASA (A)	16,307	13,102
Sandnes Sparebank	1,787	17,738
SATS ASA (A)	4,176	6,348
Self Storage Group ASA (A)	14,066	46,137
Selvaag Bolig ASA	16,229	75,846
SpareBank 1 Helgeland	791	10,704
Sparebank 1 Oestlandet	5,853	84,570
SpareBank 1 Sorost-Norge	9,718	57,174
Sparebanken More	5,180	43,598
TGS ASA	31,150	513,834
Treasure ASA	15,273	27,981
Ultimovacs ASA (A)	1,760	14,971
Veidekke ASA	34,571	369,921
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
Volue ASA (A)	844	$2,849
Vow ASA (A)	7,259	20,417
Wallenius Wilhelmsen ASA (A)	19,054	136,976
Wilh Wilhelmsen Holding ASA, Class A	3,674	105,651
XXL ASA (A)(D)	37,894	41,323
Peru 0.0%		149,450
Hochschild Mining PLC	107,762	149,450
Philippines 0.0%		35,243
Del Monte Pacific, Ltd.	136,300	35,243
Portugal 0.4%		2,946,748
Altri SGPS SA	28,159	183,061
Banco Comercial Portugues SA (A)	3,603,145	740,623
Corticeira Amorim SGPS SA	3,903	43,960
CTT-Correios de Portugal SA	37,215	149,477
Greenvolt-Energias Renovaveis SA (A)	7,818	61,377
Ibersol SGPS SA (A)	2,073	14,340
Mota-Engil SGPS SA	23,312	34,165
NOS SGPS SA	88,955	377,794
Novabase SGPS SA (A)	4,612	25,914
REN - Redes Energeticas Nacionais SGPS SA	169,118	523,787
Sonae SGPS SA	320,510	379,958
The Navigator Company SA	92,349	412,292
Singapore 1.2%		8,496,091
Accordia Golf Trust (C)	316,900	0
AEM Holdings, Ltd.	62,200	205,479
Amara Holdings, Ltd. (A)	80,000	21,000
Ascendas India Trust	238,300	197,939
Avarga, Ltd.	74,200	12,433
Banyan Tree Holdings, Ltd. (A)	78,000	15,342
Best World International, Ltd. (A)(C)	48,379	48,024
BOC Aviation, Ltd. (D)	39,400	324,972
Bonvests Holdings, Ltd.	36,400	26,037
Boustead Projects, Ltd.	28,557	18,957
Boustead Singapore, Ltd.	104,189	72,886
BRC Asia, Ltd.	15,100	19,209
Bukit Sembawang Estates, Ltd.	56,200	206,509
BW Energy, Ltd. (A)	23,337	70,924
BW LPG, Ltd. (D)	30,561	251,667
Centurion Corp., Ltd.	85,000	22,013
China Aviation Oil Singapore Corp., Ltd.	72,800	46,448
China Sunsine Chemical Holdings, Ltd.	152,100	49,758
Chip Eng Seng Corp., Ltd.	80,900	25,369
Chuan Hup Holdings, Ltd.	109,000	17,562
ComfortDelGro Corp., Ltd.	542,900	568,223
COSCO Shipping International Singapore Company, Ltd. (A)	357,000	51,907
Creative Technology, Ltd. (A)	11,500	18,492
CSE Global, Ltd.	92,000	31,806
CW Group Holdings, Ltd. (A)(C)	135,000	3,179
Dasin Retail Trust	49,600	11,024
Delfi, Ltd.	88,200	48,839
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,341
Ezra Holdings, Ltd. (A)(C)	438,996	881
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Singapore (continued)
Far East Orchard, Ltd.	58,394	$46,632
First Resources, Ltd.	152,900	216,306
Food Empire Holdings, Ltd.	72,000	28,268
Fraser and Neave, Ltd.	82,900	82,281
Fu Yu Corp., Ltd.	142,200	27,468
Gallant Venture, Ltd. (A)	264,000	24,528
Geo Energy Resources, Ltd.	105,900	32,069
GK Goh Holdings, Ltd.	21,000	14,234
Golden Agri-Resources, Ltd.	1,788,300	371,003
Golden Energy & Resources, Ltd. (A)	67,800	36,800
GSH Corp., Ltd. (A)	51,600	6,613
GuocoLand, Ltd.	69,700	82,337
Halcyon Agri Corp., Ltd. (A)	88,757	14,859
Haw Par Corp., Ltd.	33,500	286,136
Hiap Hoe, Ltd.	38,000	20,199
Ho Bee Land, Ltd.	53,300	108,879
Hong Fok Corp., Ltd.	123,036	85,025
Hong Leong Asia, Ltd.	70,600	39,068
Hong Leong Finance, Ltd.	90,000	161,110
Hotel Grand Central, Ltd.	48,457	36,039
HRnetgroup, Ltd.	75,200	39,754
Hyflux, Ltd. (A)(B)	154,800	325
iFAST Corp., Ltd.	32,000	113,432
IGG, Inc.	234,000	94,486
Indofood Agri Resources, Ltd.	58,100	13,972
InnoTek, Ltd.	20,500	8,140
Japfa, Ltd.	87,620	38,874
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	399,050
Keppel Infrastructure Trust	925,655	381,327
KSH Holdings, Ltd.	32,400	8,533
Low Keng Huat Singapore, Ltd.	64,000	21,052
Metro Holdings, Ltd.	151,300	83,698
Micro-Mechanics Holdings, Ltd.	5,200	11,562
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,661
Nanofilm Technologies International, Ltd.	41,200	74,823
NetLink NBN Trust	129,400	91,574
NSL, Ltd.	29,000	17,506
OM Holdings, Ltd.	69,157	42,231
OUE, Ltd.	101,600	97,765
Oxley Holdings, Ltd.	409,889	51,674
Pacific Century Regional Developments, Ltd.	52,900	15,445
Pan-United Corp., Ltd.	68,750	21,817
Propnex, Ltd.	7,700	9,364
Q&M Dental Group Singapore, Ltd.	57,720	20,648
QAF, Ltd.	59,334	36,096
Raffles Education Corp., Ltd. (A)	279,802	12,697
Raffles Medical Group, Ltd.	275,918	237,193
SBS Transit, Ltd.	27,700	58,004
Sembcorp Marine, Ltd. (A)	1,140,900	98,791
Sheng Siong Group, Ltd.	203,300	226,848
SHS Holdings, Ltd. (A)	84,000	9,469
SIA Engineering Company, Ltd. (A)	69,400	126,687
SIIC Environment Holdings, Ltd.	412,280	61,523
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
Sinarmas Land, Ltd.	300,000	$41,992
Sing Holdings, Ltd.	79,000	22,419
Sing Investments & Finance, Ltd.	28,600	30,048
Singapore Land Group, Ltd.	55,200	102,725
Singapore Post, Ltd.	451,000	221,608
Singapore Shipping Corp., Ltd.	83,800	17,439
SPH REIT	362,300	249,737
Stamford Land Corp., Ltd.	159,940	46,163
StarHub, Ltd.	185,200	167,445
Straits Trading Company, Ltd.	14,200	31,902
Swiber Holdings, Ltd. (A)(C)	128,250	6,122
The Hour Glass, Ltd.	68,900	119,193
Thomson Medical Group, Ltd.	348,700	20,567
Tuan Sing Holdings, Ltd.	156,396	44,500
UMS Holdings, Ltd.	144,312	122,506
United Overseas Insurance, Ltd.	2,400	12,546
UOB-Kay Hian Holdings, Ltd.	95,749	102,630
Vicom, Ltd.	26,000	38,530
Wee Hur Holdings, Ltd.	102,000	15,268
Wing Tai Holdings, Ltd.	113,217	146,819
XP Power, Ltd.	5,720	234,394
Yeo Hiap Seng, Ltd.	9,032	5,443
South Africa 0.2%		1,353,891
Investec PLC	101,798	617,632
Mediclinic International PLC (A)	150,271	736,259
Spain 2.4%		17,122,528
Acerinox SA	55,095	714,811
Aedas Homes SA (D)	2,309	55,213
Alantra Partners SA	6,267	95,164
Almirall SA	26,351	293,467
Amper SA (A)	307,165	81,750
Applus Services SA	49,354	371,318
Atresmedia Corp. de Medios de Comunicacion SA	33,653	140,856
Audax Renovables SA	25,087	33,996
Azkoyen SA	4,660	31,983
Banco de Sabadell SA	1,889,509	1,694,777
Bankinter SA	223,987	1,424,237
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	21,100	408,223
CIE Automotive SA	16,212	414,033
Construcciones y Auxiliar de Ferrocarriles SA	7,439	236,305
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	28,787
Ebro Foods SA	24,110	427,450
eDreams ODIGEO SA (A)	22,487	170,393
Elecnor SA	9,042	122,801
Enagas SA	75,937	1,738,605
Ence Energia y Celulosa SA	57,514	221,036
Ercros SA	32,252	116,383
Faes Farma SA	123,297	531,024
Fluidra SA	18,959	501,986
Fomento de Construcciones y Contratas SA	18,574	224,327
Gestamp Automocion SA (D)	23,136	90,830
Global Dominion Access SA (D)	36,171	159,764
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Spain (continued)
Grupo Catalana Occidente SA	14,507	$453,110
Grupo Empresarial San Jose SA	8,498	38,294
Grupo Ezentis SA (A)	65,836	11,809
Iberpapel Gestion SA	2,945	49,892
Indra Sistemas SA (A)	50,727	553,094
Laboratorios Farmaceuticos Rovi SA	6,307	423,195
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	223,987	314,762
Mapfre SA (B)	249,319	463,013
Mediaset Espana Comunicacion SA (A)	48,282	210,414
Melia Hotels International SA (A)	39,823	318,563
Metrovacesa SA (A)(D)	8,474	63,956
Miquel y Costas & Miquel SA	7,451	100,519
Neinor Homes SA (A)(D)	11,125	133,282
Obrascon Huarte Lain SA (A)	78,906	62,864
Oryzon Genomics SA (A)	5,490	14,465
Pharma Mar SA (A)	1,762	136,877
Prim SA	3,271	49,435
Promotora de Informaciones SA, Class A (A)	66,046	41,713
Prosegur Cash SA (D)	84,840	66,025
Prosegur Cia de Seguridad SA	88,397	178,497
Realia Business SA (A)	115,998	119,656
Renta 4 Banco SA	1,156	12,288
Sacyr SA	171,138	485,909
Solaria Energia y Medio Ambiente SA (A)	24,393	568,470
Talgo SA (D)	28,797	118,444
Talgo SA (A)	564	2,320
Tecnicas Reunidas SA (A)(B)	9,565	99,880
Tubacex SA (A)	47,684	123,754
Unicaja Banco SA (D)	404,399	403,876
Vidrala SA	5,628	449,508
Viscofan SA	13,107	705,071
Vocento SA	21,446	20,054
Sweden 2.8%		19,910,920
AcadeMedia AB (D)	30,274	154,355
AddNode Group AB	34,536	353,031
AFRY AB	6,464	104,098
Alimak Group AB (D)	14,034	126,310
Alligo AB, Class B	9,039	101,420
Ambea AB (D)	14,053	68,010
Annehem Fastigheter AB, B Shares (A)	9,576	26,968
AQ Group AB	2,312	65,304
Arise AB (A)	3,811	17,118
Arjo AB, B Shares	64,247	453,211
Ascelia Pharma AB (A)	6,350	13,341
Atrium Ljungberg AB, B Shares	9,063	152,536
Attendo AB (A)(D)	43,122	108,688
Balco Group AB	1,878	16,974
BE Group AB	899	13,608
Beijer Alma AB	14,313	291,067
Beijer Electronics Group AB	9,584	64,454
Bergman & Beving AB	9,696	121,080
Besqab AB	2,865	40,322
Betsson AB (A)	42,456	8,547
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Betsson AB (Stockholm Stock Exchange) (A)	42,456	$290,606
BHG Group AB (A)(B)	7,065	36,541
Bilia AB, A Shares	25,661	391,110
BioGaia AB, B Shares	11,180	110,380
Biotage AB	16,718	340,977
Bjorn Borg AB (A)	1,367	5,910
Bjorn Borg AB (Stockholm Stock Exchange) (A)	1,367	350
Bonava AB, B Shares	29,697	122,151
Boozt AB (A)(B)(D)	10,812	109,580
Boule Diagnostics AB	1,772	6,542
Bravida Holding AB (D)	53,179	512,435
Bufab AB	9,144	295,245
Bulten AB	5,708	37,556
Bure Equity AB	7,547	201,906
Byggmax Group AB	22,675	147,912
Calliditas Therapeutics AB, B Shares (A)	4,938	44,265
Careium AB (A)	6,824	9,508
Catella AB	7,961	33,535
Catena AB	6,814	299,004
Cellavision AB	3,828	135,712
Clas Ohlson AB, B Shares	12,179	149,181
Cloetta AB, B Shares	82,385	182,715
Collector AB (A)	12,523	51,739
Coor Service Management Holding AB (D)	27,066	239,098
Corem Property Group AB, B Shares	138,580	276,681
Dios Fastigheter AB	31,221	283,457
Doro AB (A)	6,824	12,799
Duni AB (A)	13,661	123,601
Dustin Group AB (D)	23,623	184,852
Eastnine AB	5,069	51,158
Elanders AB, B Shares	3,277	48,128
Electrolux Professional AB, B Shares	41,717	264,812
Eltel AB (A)(D)	12,277	10,060
Enea AB (A)	7,057	87,514
eWork Group AB	1,387	17,195
Fagerhult AB	23,698	129,632
Fastighets AB Trianon	12,708	46,986
FastPartner AB, A Shares	10,041	87,912
FastPartner AB, D Shares	1,380	11,253
Ferronordic AB (A)	2,140	9,180
Fingerprint Cards AB, B Shares (A)	82,439	94,665
FormPipe Software AB	5,063	15,878
G5 Entertainment AB	596	16,534
GARO AB	7,356	109,556
Granges AB	38,652	349,304
Green Landscaping Group AB (A)(D)	1,280	9,192
Haldex AB (A)(B)	17,850	72,389
Heba Fastighets AB, Class B	23,826	136,585
Hexatronic Group AB (B)	6,979	317,490
HMS Networks AB	6,757	286,945
Hoist Finance AB (A)(D)	26,484	88,837
Humana AB (A)	14,866	76,725
Instalco AB	50,540	269,068
Inwido AB	19,565	266,762
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Sweden (continued)
ITAB Shop Concept AB (A)	7,377	$8,207
JM AB	18,033	398,683
John Mattson Fastighetsforetagen AB (A)	5,476	73,188
Karnov Group AB (A)	20,439	132,836
K-fast Holding AB (A)	1,830	6,970
KNOW IT AB	8,357	276,527
Lagercrantz Group AB, B Shares	50,095	489,685
LeoVegas AB (D)	18,376	113,143
Lime Technologies AB	2,186	64,854
Lindab International AB	26,079	505,426
Loomis AB	22,159	560,844
Medcap AB (A)	503	9,413
Medivir AB, B Shares (A)	9,480	7,569
Mekonomen AB	14,892	177,373
Micro Systemation AB, Class B (A)	369	1,860
MIPS AB	8,371	558,551
Modern Times Group MTG AB, B Shares (A)	36,780	433,734
Momentum Group AB (A)	10,018	60,523
Munters Group AB (D)	33,072	216,518
Mycronic AB	20,512	382,708
NCAB Group AB (B)	33,765	211,907
NCC AB, B Shares	22,559	283,470
Nederman Holding AB	5,899	104,019
Nelly Group AB (A)	4,136	9,161
Net Insight AB, B Shares (A)	57,222	27,081
New Wave Group AB, B Shares	15,915	259,317
Nobia AB	40,167	136,305
Nolato AB, B Shares	67,781	430,772
Nordic Waterproofing Holding AB	9,734	168,672
Note AB (A)	5,236	112,526
NP3 Fastigheter AB	8,635	239,870
Nyfosa AB	39,549	463,087
OEM International AB, B Shares	29,233	217,051
Orexo AB (A)	2,352	5,388
Ovzon AB (A)	5,064	25,999
Platzer Fastigheter Holding AB, Series B	22,159	215,167
Prevas AB, B Shares	1,258	14,881
Pricer AB, B Shares (B)	39,488	67,478
Proact IT Group AB	9,725	72,348
Probi AB	430	13,454
Ratos AB, B Shares	70,754	387,810
RaySearch Laboratories AB (A)	9,341	64,015
Rejlers AB	755	10,465
Resurs Holding AB (D)	53,512	145,534
Rottneros AB	30,661	49,068
Scandi Standard AB (A)	16,774	71,218
Scandic Hotels Group AB (A)(B)(D)	53,782	221,134
Sdiptech AB, Class B (A)	2,539	82,358
Semcon AB	4,746	58,864
Sensys Gatso Group AB (A)	223,958	25,707
Serneke Group AB (A)	2,199	9,447
Sintercast AB	608	7,974
SkiStar AB	15,355	252,654
Softronic AB, B Shares	8,843	22,376
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Solid Forsakring AB (A)	5,351	$23,448
Stendorren Fastigheter AB (A)	3,938	93,868
Systemair AB	31,828	202,568
Tethys Oil AB	6,455	55,627
TF Bank AB	1,172	18,433
Troax Group AB	12,463	294,411
VBG Group AB, B Shares	6,568	90,568
Vitec Software Group AB, B Shares	5,142	274,844
Volati AB	1,139	16,502
XANO Industri AB, Class B	1,970	65,912
Switzerland 6.9%		48,952,784
Adecco Group AG	1,033	40,270
Allreal Holding AG	5,416	991,789
ALSO Holding AG (A)	2,476	509,637
APG SGA SA	514	96,636
Arbonia AG	17,476	272,234
Aryzta AG (A)	347,674	375,954
Ascom Holding AG	7,226	58,088
Autoneum Holding AG	1,174	153,191
Bachem Holding AG, Class B	1,345	105,715
Baloise Holding AG	4,372	744,283
Banque Cantonale de Geneve, Bearer Shares	847	144,287
Banque Cantonale Vaudoise	8,190	644,134
Belimo Holding AG	3,480	1,393,635
Bell Food Group AG	919	241,071
Bellevue Group AG	3,105	118,182
Berner Kantonalbank AG	1,951	424,977
BKW AG	7,486	853,349
Bobst Group SA	3,518	270,797
Bossard Holding AG, Class A	2,262	490,473
Bucher Industries AG	2,429	904,427
Burckhardt Compression Holding AG	1,086	548,863
Burkhalter Holding AG	1,594	139,111
Bystronic AG	559	458,523
Calida Holding AG	2,101	102,046
Carlo Gavazzi Holding AG, Bearer Shares	231	67,579
Cavotec SA (A)	16,419	29,766
Cembra Money Bank AG	10,730	752,016
Cicor Technologies, Ltd. (A)	495	24,589
Cie Financiere Tradition SA, Bearer Shares	872	97,353
Clariant AG (A)	70,991	1,360,696
Coltene Holding AG (A)	1,519	148,838
Comet Holding AG	2,242	439,673
Daetwyler Holding AG, Bearer Shares	1,591	386,997
DKSH Holding AG	12,759	1,066,451
dormakaba Holding AG	1,021	495,530
Dufry AG (A)	19,752	819,438
EDAG Engineering Group AG (A)	3,415	42,133
EFG International AG (A)	36,347	267,565
Emmi AG	783	742,759
Energiedienst Holding AG	4,888	233,686
Evolva Holding SA (A)	222,970	24,880
Feintool International Holding AG	1,968	45,491
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Switzerland (continued)
Fenix Outdoor International AG	1,259	$122,574
Ferrexpo PLC	132,893	293,600
Flughafen Zurich AG (A)	7,003	1,185,656
Forbo Holding AG	388	557,048
Fundamenta Real Estate AG (A)	5,047	96,321
Galenica AG (D)	17,196	1,288,682
GAM Holding AG (A)	76,402	82,844
Georg Fischer AG	29,780	1,679,304
Gurit Holding AG, Bearer Shares	1,224	137,073
Helvetia Holding AG	12,955	1,598,453
Hiag Immobilien Holding AG	1,729	167,218
Highlight Communications AG, Bearer Shares (A)	4,309	17,518
HOCHDORF Holding AG (A)	291	12,450
Huber + Suhner AG	6,529	567,635
Hypothekarbank Lenzburg AG	17	74,045
Implenia AG (A)	5,768	128,890
Ina Invest Holding AG (A)	1,963	38,918
Inficon Holding AG	639	561,686
Interroll Holding AG	238	703,075
Intershop Holding AG	540	375,736
Investis Holding SA	1,197	132,446
IWG PLC (A)	236,270	747,585
Jungfraubahn Holding AG (A)	1,918	265,099
Kardex Holding AG	2,463	449,981
Komax Holding AG	1,152	321,322
Kongsberg Automotive ASA (A)	252,962	74,127
Kudelski SA, Bearer Shares (B)	14,739	45,778
Landis+Gyr Group AG (A)	7,144	417,082
LEM Holding SA	176	325,251
Luzerner Kantonalbank AG	1,252	535,798
Medacta Group SA (D)	1,793	206,632
Medartis Holding AG (A)(D)	12	1,238
medmix AG (D)	7,405	197,297
Meier Tobler Group AG	2,721	71,791
Metall Zug AG, B Shares	78	160,046
Mikron Holding AG	1,756	13,862
Mobilezone Holding AG	15,596	252,253
Mobimo Holding AG	2,786	735,834
Novavest Real Estate AG (A)	1,200	58,663
OC Oerlikon Corp. AG	71,444	541,609
Orascom Development Holding AG (A)	6,368	60,503
Orell Fuessli AG	223	19,995
Orior AG	2,567	218,589
Phoenix Mecano AG, Bearer Shares	307	116,825
Plazza AG, Class A	228	82,745
PSP Swiss Property AG	16,870	2,010,403
Rieter Holding AG	1,256	164,592
Romande Energie Holding SA	149	180,394
Schaffner Holding AG	273	89,886
Schweiter Technologies AG, Bearer Shares	422	426,666
Sensirion Holding AG (A)(D)	3,030	296,750
SFS Group AG	6,267	711,333
Siegfried Holding AG (A)	1,495	1,012,041
SIG Group AG (A)	12,191	266,435
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Softwareone Holding AG (A)	12,460	$166,412
St. Galler Kantonalbank AG, Class A	1,161	543,197
Sulzer AG	6,904	487,659
Swiss Prime Site AG	14,610	1,471,181
Swiss Steel Holding AG (A)	218,185	54,108
Swissquote Group Holding SA	3,479	431,209
Tecan Group AG	2,004	650,208
Thurgauer Kantonalbank	384	44,073
Tornos Holding AG (A)	3,182	20,371
TX Group AG	974	128,023
u-blox Holding AG (A)	2,977	281,763
Valiant Holding AG	5,508	503,787
Valora Holding AG	1,513	259,114
Varia US Properties AG	1,653	87,219
VAT Group AG (D)	4,589	1,366,127
Vaudoise Assurances Holding SA	345	154,015
Vetropack Holding AG	4,450	185,337
Vifor Pharma AG	8,506	1,485,902
Von Roll Holding AG, Bearer Shares (A)	24,922	23,190
Vontobel Holding AG	10,588	824,700
VZ Holding AG	5,067	384,098
V-ZUG Holding AG (A)	900	92,227
Walliser Kantonalbank	1,001	119,505
Warteck Invest AG	79	192,197
Ypsomed Holding AG	687	103,983
Zehnder Group AG	4,015	293,324
Zueblin Immobilien Holding AG (A)	324	8,656
Zug Estates Holding AG, B Shares	91	194,465
Zuger Kantonalbank AG, Bearer Shares	50	370,045
Taiwan 0.0%		7,491
FIT Hon Teng, Ltd. (A)(D)	53,000	7,491
United Arab Emirates 0.0%		88,782
Lamprell PLC (A)	68,445	22,083
Shelf Drilling, Ltd. (A)(B)(D)	33,573	66,699
United Kingdom 11.8%		84,399,205
4imprint Group PLC	6,886	232,696
A.G. Barr PLC	37,251	250,644
Accesso Technology Group PLC (A)	5,085	43,763
Advanced Medical Solutions Group PLC	56,627	214,975
Airtel Africa PLC (D)	78,914	153,036
AJ Bell PLC	66,013	238,770
Alfa Financial Software Holdings PLC (D)	18,322	40,295
Alliance Pharma PLC	126,363	179,217
Allied Minds PLC (A)(B)	61,129	12,744
Anglo Pacific Group PLC	78,847	154,807
Anglo-Eastern Plantations PLC	9,864	106,607
AO World PLC (A)	9,865	9,796
Appreciate Group PLC	35,409	11,444
Aptitude Software Group PLC	4,132	17,180
Ascential PLC (A)	115,514	453,933
Ashmore Group PLC	105,627	329,162
Aston Martin Lagonda Global Holdings PLC (A)(D)	922	8,342
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Avon Protection PLC	12,292	$180,659
Babcock International Group PLC (A)	181,450	771,729
Bakkavor Group PLC (D)	32,786	40,541
Balfour Beatty PLC	234,276	767,302
Beazley PLC	206,218	1,263,487
Begbies Traynor Group PLC (B)	38,310	65,664
Bellway PLC	24,694	726,085
Biffa PLC (D)	86,723	351,778
Bloomsbury Publishing PLC	38,149	197,555
BlueJay Mining PLC (A)	84,591	6,524
Bodycote PLC	71,378	583,792
Boohoo Group PLC (A)	11,648	12,564
Braemar Shipping Services PLC	7,806	26,782
Brewin Dolphin Holdings PLC	101,255	651,558
Britvic PLC	91,745	952,004
Brooks Macdonald Group PLC	1,614	47,791
Bytes Technology Group PLC	60,003	353,744
Camellia PLC	87	6,598
Capita PLC (A)	486,752	148,947
Capricorn Energy PLC (A)	199,866	496,633
Card Factory PLC (A)	136,843	111,410
CareTech Holdings PLC	23,103	205,370
Carillion PLC (A)(C)	114,263	13,808
Carr’s Group PLC	23,815	41,865
Castings PLC	13,200	50,356
Cazoo Group, Ltd. (A)	33,834	45,676
Central Asia Metals PLC	46,495	151,533
CentralNic Group PLC (A)	19,004	29,817
Centrica PLC (A)	1,284,155	1,281,270
Chemring Group PLC	105,376	469,023
Chesnara PLC	61,626	229,169
Circassia Group PLC (A)	16,959	7,621
City of London Investment Group PLC	1,405	8,069
Clarkson PLC	11,288	442,399
Close Brothers Group PLC	51,304	707,968
CMC Markets PLC (D)	55,565	221,517
Coats Group PLC	427,949	374,964
Cohort PLC	2,227	14,798
Computacenter PLC	27,178	869,243
Concentric AB	12,935	267,691
ContourGlobal PLC (D)	49,511	157,726
Costain Group PLC (A)	45,591	22,371
Countryside Partnerships PLC (A)(D)	175,954	615,050
Cranswick PLC	18,707	718,157
Crest Nicholson Holdings PLC	99,052	325,355
Currys PLC	375,642	395,940
CVS Group PLC	18,950	428,382
De La Rue PLC (A)	64,689	77,527
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	66,965	173,376
DFS Furniture PLC	64,239	148,607
Dialight PLC (A)(B)	10,395	40,698
Dignity PLC (A)	19,353	117,215
Diploma PLC	23,777	778,874
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
DiscoverIE Group PLC	29,764	$280,151
Domino’s Pizza Group PLC	144,545	613,037
dotdigital Group PLC	58,741	65,059
Drax Group PLC	150,318	1,275,303
Dunelm Group PLC	34,295	379,850
DWF Group PLC (D)	37,853	49,643
EKF Diagnostics Holdings PLC	106,847	47,135
Elementis PLC (A)	199,175	297,027
EMIS Group PLC	18,782	307,578
Energean PLC (A)	31,914	537,981
EnQuest PLC (A)	492,057	184,307
Epwin Group PLC	19,976	21,063
Ergomed PLC (A)	9,984	138,697
Esken, Ltd. (A)	117,527	12,842
Essentra PLC	113,656	455,464
Euromoney Institutional Investor PLC	43,783	597,517
FD Technologies PLC (A)	3,745	106,414
FDM Group Holdings PLC	28,133	330,666
Fevertree Drinks PLC	33,562	651,246
Firstgroup PLC (A)	189,934	327,610
Forterra PLC (D)	82,151	285,047
Foxtons Group PLC	98,524	46,957
Frasers Group PLC (A)	69,582	605,851
Frontier Developments PLC (A)	4,607	72,835
Fuller Smith & Turner PLC, Class A	10,874	75,809
Funding Circle Holdings PLC (A)(D)	33,089	29,340
Future PLC	1,926	48,051
Galliford Try Holdings PLC	47,040	103,675
Games Workshop Group PLC	7,853	727,480
Gamma Communications PLC	13,529	205,219
GB Group PLC	9,336	65,428
Gem Diamonds, Ltd.	43,118	29,195
Genel Energy PLC	61,282	121,906
Genuit Group PLC	85,251	494,879
Genus PLC	1,638	57,010
Gooch & Housego PLC	2,166	23,950
Goodwin PLC	1,823	66,609
Grainger PLC	242,462	945,026
Greggs PLC	36,911	1,051,152
Gulf Keystone Petroleum, Ltd.	90,739	315,862
H&T Group PLC	5,754	27,296
Halfords Group PLC	66,664	188,452
Harworth Group PLC	8,825	17,867
Hays PLC	559,083	863,495
Headlam Group PLC	33,700	136,092
Helical PLC	46,367	250,869
Helios Towers PLC (A)	180,883	259,158
Henry Boot PLC	36,616	149,448
Hill & Smith Holdings PLC	32,854	578,302
Hilton Food Group PLC	23,845	326,511
Hollywood Bowl Group PLC (A)	49,809	156,733
HomeServe PLC	28,513	417,355
Hunting PLC	55,986	234,257
Hyve Group PLC (A)	76,614	84,828
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Kingdom (continued)
Ibstock PLC (D)	154,024	$360,930
IDOX PLC	29,457	23,025
IG Group Holdings PLC	74,985	675,395
IMI PLC	13,477	239,692
Impax Asset Management Group PLC	20,876	213,421
Inchcape PLC	142,979	1,310,166
Indivior PLC (A)	215,064	897,000
IntegraFin Holdings PLC	67,869	257,836
International Personal Finance PLC	97,645	101,895
iomart Group PLC	31,934	74,481
IP Group PLC	310,107	339,798
IQE PLC (A)	38,448	17,030
J.D. Wetherspoon PLC (A)	29,287	276,100
James Fisher & Sons PLC (A)	17,560	80,446
James Halstead PLC	76,488	220,453
JET2 PLC (A)	34,848	513,009
John Menzies PLC (A)	26,768	201,716
John Wood Group PLC (A)	185,912	554,662
Johnson Service Group PLC (A)	91,766	135,004
Joules Group PLC (A)	1,304	792
Jupiter Fund Management PLC	169,823	382,116
Just Group PLC	425,359	436,969
Kainos Group PLC	25,158	399,732
Keller Group PLC	29,549	289,923
Kier Group PLC (A)	111,930	110,768
Kin & Carta PLC (A)	50,001	136,747
Knights Group Holdings PLC	2,146	3,377
Lancashire Holdings, Ltd.	86,022	429,959
Learning Technologies Group PLC	161,203	268,970
Liontrust Asset Management PLC	16,912	237,967
Lookers PLC	168,184	148,111
LSL Property Services PLC	33,235	138,186
Luceco PLC (D)	36,040	59,306
M&C Saatchi PLC (A)	32	75
Macfarlane Group PLC	27,112	41,820
Man Group PLC	559,207	1,803,992
Marks & Spencer Group PLC (A)	402,446	757,789
Marshalls PLC	72,550	489,368
Marston’s PLC (A)	244,595	167,843
McBride PLC (A)	58,943	23,861
Mears Group PLC	41,935	102,915
Medica Group PLC	4,810	9,223
Meggitt PLC (A)	160,510	1,567,687
Metro Bank PLC (A)	2,940	2,908
Micro Focus International PLC	91,332	429,944
Midwich Group PLC	2,530	18,910
Mitchells & Butlers PLC (A)	107,359	280,590
Mitie Group PLC	489,675	347,670
MJ Gleeson PLC	19,340	134,127
Moneysupermarket.com Group PLC	180,232	423,746
Morgan Advanced Materials PLC	109,524	442,019
Morgan Sindall Group PLC	15,566	408,967
Mortgage Advice Bureau Holdings, Ltd.	9,104	116,946
Motorpoint group PLC (A)	20,167	58,360
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
MP Evans Group PLC	6,022	$73,658
N. Brown Group PLC (A)	58,390	23,526
Naked Wines PLC (A)	2,243	10,426
National Express Group PLC (A)	190,812	638,597
NCC Group PLC	114,776	311,645
Next Fifteen Communications Group PLC	25,656	353,545
Nichols PLC	1,774	29,761
Ninety One PLC	96,134	272,817
Norcros PLC	22,835	68,193
Numis Corp. PLC	26,686	83,577
Odfjell Technology, Ltd. (A)	5,943	17,501
On the Beach Group PLC (A)(D)	44,954	114,818
OSB Group PLC	93,987	614,842
Oxford Biomedica PLC (A)	16,239	104,531
Oxford Instruments PLC	20,090	561,365
Pagegroup PLC	118,349	683,542
Pan African Resources PLC	407,545	103,391
Pantheon Resources PLC (A)(B)	33,186	41,944
Paragon Banking Group PLC	95,172	589,826
PayPoint PLC	22,715	165,972
Pendragon PLC (A)	507,217	145,380
Pennon Group PLC	71,603	903,000
Petrofac, Ltd. (A)	125,282	223,711
Pets at Home Group PLC	179,710	785,013
Pharos Energy PLC (A)	103,615	32,389
Photo-Me International PLC	110,712	96,941
Polar Capital Holdings PLC	22,271	171,615
Porvair PLC	10,112	72,030
Premier Foods PLC	275,473	410,661
Provident Financial PLC	82,094	262,367
Purplebricks Group PLC (A)	17,199	3,768
PZ Cussons PLC	89,165	227,725
QinetiQ Group PLC	201,352	927,692
Quilter PLC (D)	548,169	832,139
Rank Group PLC (A)	69,151	94,747
Rathbones Group PLC	19,807	515,478
Reach PLC	124,595	192,887
Record PLC	16,553	13,952
Redcentric PLC	1,167	1,842
Redde Northgate PLC	71,007	337,220
Redrow PLC	94,845	635,745
Renew Holdings PLC	17,714	154,566
Renewi PLC (A)	32,464	279,999
Renishaw PLC	4,253	218,007
Ricardo PLC	20,401	91,945
RM PLC	12,019	20,502
Robert Walters PLC	18,372	115,582
Rotork PLC	307,076	1,080,723
RPS Group PLC	86,944	112,055
RWS Holdings PLC	12,808	63,898
S&U PLC	1,096	32,049
Sabre Insurance Group PLC (D)	72,221	191,229
Saga PLC (A)	41,405	116,483
Savannah Energy PLC (A)	99,570	48,121
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
Savills PLC	52,322	$727,225
ScS Group PLC	4,496	9,595
Senior PLC (A)	155,861	248,368
Serco Group PLC	196,667	437,107
Serica Energy PLC	43,799	143,604
Severfield PLC	117,388	96,089
SIG PLC (A)	310,116	139,199
Smart Metering Systems PLC	32,595	344,988
Smiths News PLC	42,303	18,451
Smoove PLC (A)	8,708	7,033
Softcat PLC	27,709	499,313
Spectris PLC	6,986	265,765
Speedy Hire PLC	172,366	101,993
Spire Healthcare Group PLC (A)(D)	99,139	275,795
Spirent Communications PLC	202,832	594,010
Sportech PLC	8,795	2,612
SSP Group PLC (A)	210,302	720,981
Stagecoach Group PLC (A)	144,385	191,354
SThree PLC	43,418	212,419
Stolt-Nielsen, Ltd.	5,746	106,458
Studio Retail Group PLC (A)(C)	18,987	27,514
STV Group PLC	8,849	32,638
Superdry PLC (A)	17,005	35,803
Synthomer PLC	127,600	528,476
Tate & Lyle PLC	125,429	1,235,463
Tatton Asset Management PLC	9,513	52,324
TClarke PLC	22,432	44,352
Ted Baker PLC (A)	36,654	64,885
Telecom Plus PLC	23,239	492,367
The Go-Ahead Group PLC (A)	17,259	221,173
The Gym Group PLC (A)(D)	50,921	142,328
The Parkmead Group PLC (A)	14,125	9,417
The Restaurant Group PLC (A)	170,186	114,078
The Vitec Group PLC	13,617	225,596
Topps Tiles PLC	62,375	39,927
TORM PLC, Class A (A)	11,033	156,455
TP ICAP Group PLC	283,592	464,630
Travis Perkins PLC	67,649	1,027,358
Treatt PLC	15,378	169,758
Trellus Health PLC (A)	6,575	1,699
Tribal Group PLC	17,103	19,977
Trifast PLC	32,876	41,229
TT Electronics PLC	72,532	178,356
Tullow Oil PLC (A)	630,952	431,478
Tyman PLC	39,993	151,270
Ultra Electronics Holdings PLC	25,811	1,054,158
Vertu Motors PLC	137,576	101,209
Vesuvius PLC	82,580	366,990
Victrex PLC	29,925	659,461
Virgin Money UK PLC	297,504	557,576
Vistry Group PLC	75,162	857,659
Vivo Energy PLC (D)	95,420	168,343
Volex PLC	43,306	149,696
Volution Group PLC	57,817	297,837
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Vp PLC	3,980	$46,907
Watches of Switzerland Group PLC (A)(D)	56,394	668,695
Watkin Jones PLC	61,285	178,927
WH Smith PLC (A)	35,928	721,976
Wickes Group PLC	89,428	227,928
Wilmington PLC	8,311	24,280
Wincanton PLC	48,344	230,603
Xaar PLC (A)	24,649	66,311
Young & Company’s Brewery PLC, Class A	5,978	98,040
Young & Company’s Brewery PLC, NVDR	2,256	22,463
Zotefoams PLC	4,703	18,029
United States 0.8%		5,460,509
5E Advanced Materials, Inc., CHESS Depositary Interest (A)(B)	18,417	44,810
Argonaut Gold, Inc. (A)	105,540	98,460
Arko Corp.	7,296	65,886
Atlantic Sapphire ASA (A)(B)	11,883	33,297
Aura Minerals, Inc.	700	6,126
Burford Capital, Ltd.	47,843	424,876
Diversified Energy Company PLC	225,432	350,151
Energy Fuels, Inc. (A)(B)	17,269	110,862
Frontage Holdings Corp. (A)(D)	84,000	29,703
GXO Logistics, Inc. (A)	1,154	62,612
Invesque, Inc. (A)(B)	13,800	18,216
Perpetua Resources Corp. (A)	7,000	24,351
Primo Water Corp.	50,614	725,476
PureTech Health PLC (A)	59,300	135,431
REC Silicon ASA (A)	90,960	179,493
Reliance Worldwide Corp., Ltd.	217,406	608,324
Samsonite International SA (A)(D)	49,800	113,468
Sims, Ltd.	63,065	793,769
SSR Mining, Inc.	70,020	1,361,815
SunOpta, Inc. (A)	29,045	225,958
SunOpta, Inc. (New York Stock Exchange) (A)(B)	2,100	16,338
Viemed Healthcare, Inc. (A)	1,216	6,980

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	24,107
Preferred securities 0.3%		$1,966,495
(Cost $1,914,092)
Germany 0.3%		1,966,495
Draegerwerk AG & Company KGaA	3,268	172,490
Fuchs Petrolub SE	23,684	728,605
Jungheinrich AG	16,041	427,676
Sixt SE	4,887	386,497

STO SE & Company KGaA	947	171,536
Villeroy & Boch AG	3,600	79,691
Warrants 0.0%		$19,904
(Cost $0)
Cenovus Energy, Inc. (Expiration Date: 1-1-26; Strike Price: CAD 6.54) (A)	891	16,075
Ezion Holdings Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(B)	260,891	0
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	226
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,603
Rights 0.0%		$265
(Cost $0)
Imperial Metals Corp. (Expiration Date: 6-27-22; Strike Price: CAD 3.04) (A)	22,308	265
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value

Intercell AG (Expiration Date: 12-31-49) (A)(C)(E)	8,699	$0

	Yield (%)	Shares	Value
Short-term investments 2.7%			$19,459,792
(Cost $19,456,604)
Short-term funds 2.7%			19,459,792
John Hancock Collateral Trust (F)	0.8437(G)	1,946,232	19,459,792

Total investments (Cost $662,321,284) 101.0%	$721,611,236
Other assets and liabilities, net (1.0%)	(7,003,692)
Total net assets 100.0%	$714,607,544

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $27,833,430. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $13,135,895 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following sector composition as a percentage of net assets on 5-31-22:
Industrials	22.6%
Financials	12.9%
Materials	12.2%
Consumer discretionary	11.6%
Information technology	9.7%
Energy	6.3%
Consumer staples	5.7%
Health care	5.1%
Real estate	4.4%
Utilities	3.9%
Communication services	3.9%
Short-term investments and other	1.7%
TOTAL	100.0%
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$47,213,742	$891,907	$46,121,197	$200,638
Austria	10,961,971	—	10,961,971	—
Belgium	11,506,832	—	11,506,832	—
Bermuda	1,059,432	—	1,059,432	—
Cambodia	291,923	—	291,923	—
Canada	84,370,702	84,318,608	52,086	8
Chile	14,715	14,715	—	—
China	160,775	—	160,775	—
Denmark	16,869,648	—	16,869,648	—
Faeroe Islands	26,960	—	26,960	—
Finland	15,760,132	—	15,760,132	—
France	34,426,778	—	34,417,942	8,836
Gabon	50,226	—	50,226	—
Georgia	413,589	—	413,589	—
Germany	42,308,529	—	42,308,529	—
Gibraltar	296,238	—	296,238	—
Greece	38,301	—	38,265	36
Greenland	27,794	—	27,794	—
|	81

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Hong Kong	$15,886,699	$27,644	$15,721,185	$137,870
Ireland	5,319,149	—	5,319,149	—
Isle of Man	904,362	—	904,362	—
Israel	12,456,631	201,542	12,255,089	—
Italy	25,299,423	—	25,299,423	—
Japan	153,547,654	—	153,547,654	—
Jersey, Channel Islands	740,032	—	740,032	—
Liechtenstein	405,427	—	405,427	—
Luxembourg	3,922,564	—	3,922,564	—
Macau	94,235	—	94,235	—
Malaysia	88,816	—	88,816	—
Malta	66,779	—	66,779	—
Monaco	37,949	—	37,949	—
Mongolia	12,514	—	12,514	—
Netherlands	16,415,686	—	16,415,686	—
New Zealand	3,406,998	—	3,406,998	—
Norway	6,837,933	—	6,837,933	—
Peru	149,450	—	149,450	—
Philippines	35,243	—	35,243	—
Portugal	2,946,748	—	2,946,748	—
Singapore	8,496,091	—	8,372,883	123,208
South Africa	1,353,891	—	1,353,891	—
Spain	17,122,528	—	17,122,528	—
Sweden	19,910,920	—	19,910,920	—
Switzerland	48,952,784	—	48,952,784	—
Taiwan	7,491	—	7,491	—
United Arab Emirates	88,782	—	88,782	—
United Kingdom	84,399,205	45,676	84,312,207	41,322
United States	5,460,509	2,747,187	2,713,322	—
Preferred securities	1,966,495	—	1,966,495	—
Warrants	19,904	16,301	3,603	—
Rights	265	265	—	—
Short-term investments	19,459,792	19,459,792	—	—
Total investments in securities	$721,611,236	$107,723,637	$613,375,681	$511,918
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,946,232	$16,515,754	$77,369,742	$(74,410,143)	$(9,354)	$(6,207)	$429,758	$3,716	$19,459,792
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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